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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06161

Registrant Name: Allianz Funds

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: June 30, 2008

Date of Reporting Period: March 31, 2008

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments

Schedule of Investments

Allianz Global Investors Multi-Style Fund

March 31, 2008 (unaudited)

	Shares	Value (000s)
ALLIANZ FUNDS (b)(d)—43.5%
CCM Capital Appreciation	137,509	$2,566
CCM Mid-Cap	91,322	2,264
NACM International	1,649,878	31,133
NFJ Large-Cap Value	787,659	13,973
NFJ Small-Cap Value	141,950	4,209
OCC Growth (a)	78,101	1,912
OCC Opportunity	323,598	5,782
OCC Renaissance	1,107,261	18,381
OCC Target	134,146	2,879
RCM Large-Cap Growth	1,970,825	25,818
RCM Mid-Cap	6,647,786	17,816

Total Allianz Funds (cost—$119,698)		126,733

PIMCO FUNDS (b)(c)—56.9%
Foreign Bond (U.S. Dollar-Hedged)	365,446	3,797
High Yield	814,638	7,495
Japanese StocksPLUS Total Return Strategy	428,216	4,102
Short-Term	1,255,976	12,321
StocksPLUS	4,027,194	40,071
Total Return	8,965,251	97,811

Total PIMCO Funds (cost—$162,660)		165,597

Total Investments (cost—$282,358)—100.4%		292,330

Liabilities in excess of other assets—(0.4)%		(1,241)

Net Assets—100.0%		$291,089

Notes to Schedule of Investments:

(a)	Non-income producing.

(b)	Affiliated fund.

(c)	Institutional Class shares of each PIMCO fund.

(d)	Institutional Class shares of each Allianz fund.

Schedule of Investments

CCM Capital Appreciation Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.5%
Aerospace—6.2%
Boeing Co.	240,410	$17,879
General Dynamics Corp.	237,960	19,839
Goodrich Corp.	279,400	16,068
Lockheed Martin Corp.	179,530	17,827
Raytheon Co.	346,690	22,400

		94,013

Building/Construction—1.1%
Jacobs Engineering Group, Inc. (c)	227,750	16,760

Capital Goods—7.6%
Honeywell International, Inc.	328,520	18,535
Manitowoc Co., Inc. (e)	434,390	17,723
McDermott International, Inc. (c)	385,370	21,126
Parker Hannifin Corp. (e)	282,895	19,596
SPX Corp.	193,590	20,308
Textron, Inc.	311,300	17,252

		114,540

Chemicals—2.6%
Celanese Corp.	512,750	20,023
Monsanto Co. (e)	166,830	18,601

		38,624

Communications—1.0%
Omnicom Group, Inc. (e)	350,440	15,483

Consumer Discretionary—1.5%
Nike, Inc., Class B (e)	333,120	22,652

Consumer Services—2.6%
Accenture Ltd., Class A (e)	572,260	20,126
Owens-Illinois, Inc. (c)(e)	350,820	19,797

		39,923

Consumer Staples—6.2%
Altria Group, Inc.	252,650	5,609
Archer-Daniels-Midland Co.	431,820	17,774
Bunge Ltd. (e)	199,790	17,358
Coca-Cola Co.	360,250	21,928
Loews Corp. - Carolina Group	255,330	18,524
Philip Morris International, Inc. (c)	252,650	12,779

		93,972

Energy—8.6%
Apache Corp.	170,140	20,556
Constellation Energy Group, Inc.	188,670	16,654
Devon Energy Corp.	192,640	20,098
El Paso Corp.	1,094,280	18,209
National-Oilwell Varco, Inc. (c)(e)	287,240	16,769
Occidental Petroleum Corp.	265,920	19,457
Southwestern Energy Co. (c)	550,720	18,554

		130,297

Financial Services—5.9%
Assurant, Inc.	269,130	16,379
Chubb Corp.	312,110	15,443
CME Group, Inc. (e)	35,258	16,540
MetLife, Inc.	303,340	18,280
State Street Corp.	276,180	21,818

		88,460

Healthcare—12.5%
Baxter International, Inc.	367,740	21,263
Becton Dickinson & Co.	214,700	18,432
C.R. Bard, Inc.	190,070	18,323
Eli Lilly & Co.	364,280	18,793
Forest Laboratories, Inc. (c)	448,090	17,928
Genentech, Inc. (c)	229,200	18,606
Genzyme Corp. (c)(e)	260,190	19,395
Gilead Sciences, Inc. (c)	379,950	19,579
Laboratory Corp. of America Holdings (c)	231,790	17,078
St. Jude Medical, Inc. (c)	429,500	18,550

		187,947

Industrial—3.8%
AGCO Corp. (c)(e)	300,630	18,002
Deere & Co.	251,140	20,202
Northrop Grumman Corp.	250,680	19,505

		57,709

Information Technology—1.2%
Seagate Technology (e)	888,350	18,602

Materials & Processing—1.2%
Nucor Corp.	274,020	18,562

Multi-Media—2.4%
Viacom, Inc., Class B (c)	474,940	18,817
Walt Disney Co.	545,820	17,128

		35,945

Oil & Gas—2.3%
Exxon Mobil Corp.	231,700	19,597
Transocean, Inc. (c)	109,101	14,751

		34,348

Retail—3.8%
GameStop Corp., Class A (c)	376,160	19,451
Gap, Inc.	974,880	19,186
TJX Cos., Inc.	554,100	18,324

		56,961

Technology—24.9%
Adobe Systems, Inc. (c)	512,050	18,224
American Tower Corp., Class A (c)	450,080	17,648
Apple, Inc. (c)	182,490	26,187
BMC Software, Inc. (c)	580,690	18,884
CA, Inc. (e)	741,300	16,679

Schedule of Investments

CCM Capital Appreciation Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
Corning, Inc.	853,050	$20,507
DIRECTV Group, Inc. (c)	729,530	18,085
Emerson Electric Co.	420,760	21,652
Hewlett-Packard Co.	548,720	25,055
International Business Machines Corp.	237,120	27,302
MasterCard, Inc., Class A (e)	75,040	16,733
MEMC Electronic Materials, Inc. (c)	233,180	16,532
Microsoft Corp.	1,359,030	40,694
Oracle Corp. (c)	966,580	18,907
Sun Microsystems, Inc. (c)	1,080,180	16,775
Symantec Corp. (c)	1,029,880	17,117
Thermo Fisher Scientific, Inc. (c)	346,240	19,680
Xilinx, Inc.	767,820	18,236

		374,897

Telecommunications—1.1%
Juniper Networks, Inc. (c)	636,530	15,913

Total Common Stock (cost—$1,381,575)		1,455,608

SHORT-TERM INVESTMENTS—12.4%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (d)—7.9%
Axon Group PLC, FRN (a)(b)(f)(g)(h)(i)*
2.665%	$10,000	8,900
2.685%	5,000	4,450
BNP Paribas, 3.00% due 4/1/08	25,000	25,000
CIT Group, Inc., FRN, 2.765% due 5/9/08	10,000	10,001
Dorada Finance, Inc., FRN (a)(f)(h),
2.665% due 7/7/08	5,000	5,000
HSH Nordbank AG, FRN (a), 2.609% due 9/19/08	10,000	10,000
K2, Inc., FRN (a)(f)(h), 2.695% due 5/23/08	5,000	5,000
Natixis, 2.70% due 4/1/08	10,894	10,894
Northern Rock PLC, FRN (a)(h), 2.78% due 8/1/08	2,000	2,000
Royal Bank of Scotland Group PLC, 2.90% due 4/1/08	20,000	20,000
Sigma Finance, Inc., FRN (a)(f)(h), 2.705% due 5/16/08	10,000	10,000
SIV Portfolio PLC (formerly Cheyne Capital LLC), (a)(b)(f)(g)(h)(i)*
2.55%	6,225	5,100
2.67%, FRN	4,150	3,400

		119,745

Repurchase Agreement—4.5%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $67,374; collateralized by Freddie Mac, 5.51% - 6.00% due 7/6/17 - 1/23/23, valued at $68,719 including accrued interest (cost—$67,370)	67,370	67,370

Total Short-Term Investments (cost—$190,639)		187,115

Total Investments (cost—$1,572,214)—108.9%		1,642,723

Liabilities in excess of other assets—(8.9)%		(134,162)

Net Assets—100.0%		$1,508,561

Schedule of Investments

CCM Capital Appreciation Fund

March 31, 2008 (unaudited)

Notes to Schedule of Investments

(amounts in thousands):

*	On April 7, 2008 (subsequent to the end of the period covered by this report), The Bank of New York issued an irrevocable letter of credit (the “LOC”) to the Allianz Funds (the “Trust”) on behalf of this Fund and other Funds that hold securities of Axon Group PLC (“Axon”) and SIV Portfolio PLC (“SIV Portfolio”), formerly Cheyne Capital LLC, as investments of collateral for securities on loan under the Trust’s securities lending program. The LOC is designed to provide financial support to the Fund with the result that, as of the date of issuance of this report, the Fund is effectively valuing each Axon and SIV Portfolio position at its full principal amount, taking into account the fair value being used for each such position together with a receivable to the Fund associated with the position under the LOC. The LOC was arranged for by an affiliate of the Trust’s investment manager at no cost to the Trust or the Funds.

(a)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(b)	Security in default.

(c)	Non-income producing

(d)	Securities purchased with cash proceeds from securities on loan.

(e)	All or portion of securities on loan with an aggregate market value of $122,213; cash collateral of $125,448 was received with which the Fund purchased short-term investments.

(f)	Security issued by a structured investment vehicle (“SIV”).

(g)	Fair valued security.

(h)	Illiquid security.

(i)	Issuer of the security is in the process of restructuring, at March 31, 2008, the maturity date for the payment of principal was undetermined.

Glossary:

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2008.

Schedule of Investments

CCM Emerging Companies Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.9%
Aerospace—2.7%
Heico Corp. (d)	73,443	$3,580
TransDigm Group, Inc. (b)	81,230	3,010

		6,590

Capital Goods—6.2%
AZZ, Inc. (b)(d)	106,790	3,800
Gorman-Rupp Co. (d)	57,437	1,889
Koppers Holdings, Inc.	92,330	4,091
Middleby Corp. (b)(d)	55,690	3,474
Robbins & Myers, Inc.	49,180	1,606

		14,860

Chemicals—1.9%
Landec Corp. (b)	182,656	1,540
Sensient Technologies Corp. (d)	104,970	3,095

		4,635

Commercial Services—1.0%
Investools, Inc. (b)(d)	216,950	2,384

Consumer Discretionary—6.9%
Buckle, Inc.	53,670	2,401
Deckers Outdoor Corp. (b)	19,670	2,121
Gymboree Corp. (b)(d)	80,270	3,201
Iconix Brand Group, Inc. (b)(d)	137,500	2,386
Jakks Pacific, Inc. (b)(d)	71,140	1,961
Lululemon Athletica, Inc. (b)(d)	95,920	2,727
Scansource, Inc. (b)	48,410	1,752

		16,549

Consumer Products—1.2%
Chattem, Inc. (b)(d)	42,450	2,816

Consumer Services—12.4%
Bankrate, Inc. (b)(d)	55,270	2,757
CDI Corp.	115,730	2,899
Dollar Financial Corp. (b)	133,050	3,060
Geo Group, Inc. (b)(d)	102,610	2,918
HMS Holdings Corp. (b)	58,140	1,660
Interactive Data Corp.	66,510	1,894
MAXIMUS, Inc. (d)	67,060	2,462
Navigant Consulting, Inc. (b)	104,730	1,994
Team, Inc. (b)(d)	72,700	1,985
TeleTech Holdings, Inc. (b)	132,170	2,969
TNS, Inc. (b)	155,490	3,209
Viad Corp.	56,260	2,026

		29,833

Consumer Staples—2.7%
Fresh Del Monte Produce, Inc. (b)	86,290	3,141
Spartan Stores, Inc. (d)	162,950	3,397

		6,538

Energy—7.4%
Bois d’Arc Energy, Inc. (b)	101,510	2,182
Concho Resources, Inc. (b)	63,860	1,637
Grey Wolf, Inc. (b)	191,710	1,300
Petroquest Energy, Inc. (b)(d)	237,050	4,110
Stone Energy Corp. (b)	40,840	2,136
Trico Marine Services, Inc. (b)(d)	49,670	1,936
TXCO Resources, Inc. (b)(d)	169,310	2,096
Willbros Group, Inc. (b)(d)	83,940	2,569

		17,966

Environmental Services—2.1%
American Ecology Corp.	78,880	1,998
Darling International, Inc. (b)	244,180	3,162

		5,160

Financial Services—4.5%
Amerisafe, Inc. (b)	216,365	2,735
FBL Financial Group, Inc., Class A	98,950	2,819
FCStone Group, Inc. (b)(d)	72,280	2,002
LTC Properties, Inc., REIT	130,870	3,365

		10,921

Healthcare—8.5%
Air Methods Corp. (b)(d)	45,850	2,218
Amedisys, Inc. (b)(d)	58,270	2,292
Bruker BioSciences Corp. (b)	130,900	2,015
Conmed Corp. (b)	103,760	2,660
CryoLife, Inc. (b)	279,200	2,625
Invacare Corp.	89,910	2,003
Kensey Nash Corp. (b)	76,950	2,228
Merit Medical Systems, Inc. (b)	155,430	2,460
Vital Signs, Inc.	38,130	1,931

		20,432

Insurance—2.2%
American Physicians, Inc.	34,740	1,611
Ehealth, Inc. (b)(d)	83,210	1,836
Navigators Group, Inc. (b)	34,950	1,901

		5,348

Machinery—0.6%
Kadant, Inc. (b)	47,820	1,405

Materials & Processing—5.1%
Buckeye Technologies, Inc. (b)	114,031	1,273
CIRCOR International, Inc. (d)	65,380	3,024
Kaiser Aluminum Corp.	24,420	1,692
Ladish Co., Inc. (b)	53,950	1,942
Olympic Steel, Inc.	13,350	606
Rock-Tenn Co., Class A	124,610	3,734

		12,271

Metals & Mining—0.9%
Hecla Mining Co. (b)(d)	201,220	2,246

Schedule of Investments

CCM Emerging Companies Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
Multi-Media—0.8%
World Wrestling Entertainment, Inc., Class A	110,270	$2,052

Semi-conductors—0.8%
Pericom Semiconductor Corp. (b)	125,060	1,836

Technology—21.6%
Advent Software, Inc. (b)	57,510	2,451
Ansoft Corp. (b)	110,760	3,380
AsiaInfo Holdings, Inc. (b)	203,710	2,212
Badger Meter, Inc. (d)	77,850	3,363
Blue Coat Systems, Inc. (b)(d)	65,110	1,435
Bottomline Technologies, Inc. (b)	184,730	2,328
Double-Take Software, Inc. (b)	100,840	1,178
EnerSys (b)	93,200	2,229
Epicor Software Corp. (b)	182,110	2,040
eResearchTechnology, Inc. (b)	174,610	2,169
FARO Technologies, Inc. (b)	53,630	1,672
Greenfield Online, Inc. (b)	151,980	1,802
Interwoven, Inc. (b)	236,850	2,529
JDA Software Group, Inc. (b)	196,370	3,584
Monolithic Power Systems, Inc. (b)(d)	163,190	2,877
Netflix, Inc. (b)(d)	56,430	1,955
Plexus Corp. (b)	118,630	3,328
Radiant Systems, Inc. (b)	198,710	2,776
S1 Corp. (b)	338,490	2,407
SYNNEX Corp. (b)	87,370	1,854
Trizetto Group (b)	137,190	2,290
Websense, Inc. (b)	124,820	2,340

		52,199

Telecommunications—2.2%
EMS Technologies, Inc. (b)	95,250	2,585
Syniverse Holdings, Inc. (b)	171,060	2,850

		5,435

Transportation—4.2%
Amerigon, Inc. (b)	101,900	1,508
Bristow Group, Inc. (b)(d)	37,050	1,988
Forward Air Corp. (d)	56,550	2,004
Republic Airways Holdings, Inc. (b)	95,970	2,079
TBS International Ltd. (b)(d)	41,310	1,248
Textainer Group Holdings Ltd.	79,480	1,199

		10,026

Utilities—3.0%
Cleco Corp. (d)	100,930	2,239
El Paso Electric Co. (b)	82,660	1,766
South Jersey Industries, Inc.	90,350	3,172

		7,177

Total Common Stock (cost—$234,349)		238,679

SHORT-TERM INVESTMENTS—23.7%
Collateral Invested for Securities on Loan (c)—20.3%
Allianz Dresdner Daily Asset Fund (e)	42,321,711	42,322

	Principal Amount (000s)
Morgan Stanley, FRN, 2.55% due 9/3/08	$3,000	3,000
Natixis, 2.70% due 4/1/08	1,831	1,831
Northern Rock PLC, FRN (a)(f), 2.78% due 8/1/08	2,000	2,000

		49,153

Repurchase Agreement—3.4%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $8,138; collateralized by Freddie Mac Discount Note, 2.194% due 8/4/08 valued at $5,067 including accrued interest and Freddie Mac, 4.625% due 12/19/08, valued at $3,237 including accrued interest (cost—$8,138)	8,138	8,138

Total Short-Term Investments (cost—$57,291)		57,291

Total Investments (cost—$291,640)—122.6%		295,970

Liabilities in excess of other assets—(22.6)%		(54,554)

Net Assets—100.0%		$241,416

Notes to Schedule of Investments

(amounts in thousands):

(a)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(b)	Non-income producing.

(c)	Security purchased with cash proceeds from securities on loan.

Schedule of Investments

CCM Emerging Companies Fund

March 31, 2008 (unaudited)

(d)	All or portion of securities on loan with an aggregate market value of $47,076; cash collateral of $48,682 was received with which the Fund purchased short-term investments.

(e)	Affiliated fund.

(f)	Illiquid security.

Glossary:

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2008.

REIT—Real Estate Investment Trust

Schedule of Investments

CCM Focused Growth Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.0%
Aerospace—4.8%
Boeing Co.	27,720	$2,062
Lockheed Martin Corp.	23,570	2,340

		4,402

Building/Construction—5.6%
Jacobs Engineering Group, Inc. (a)	31,720	2,334
McDermott International, Inc. (a)	51,420	2,819

		5,153

Capital Goods—1.9%
Textron, Inc.	32,130	1,780

Chemicals—5.2%
Airgas, Inc.	56,000	2,546
Monsanto Co.	20,250	2,258

		4,804

Communications—2.3%
Omnicom Group, Inc.	48,820	2,157

Consumer Discretionary—7.9%
CVS Corp.	57,690	2,337
Nike, Inc., Class B	39,170	2,664
TJX Cos., Inc.	71,430	2,362

		7,363

Consumer Services—2.6%
Accenture Ltd., Class A	67,750	2,383

Consumer Staples—4.4%
Coca-Cola Co.	33,140	2,017
Loews Corp. - Carolina Group	28,930	2,099

		4,116

Energy—13.4%
Exxon Mobil Corp.	35,870	3,034
First Solar, Inc. (a)	10,210	2,360
Questar Corp.	46,630	2,637
Transocean, Inc. (a)	16,470	2,227
Williams Cos., Inc.	66,610	2,197

		12,455

Financial Services—2.8%
State Street Corp.	32,540	2,571

Healthcare—10.6%
Baxter International, Inc.	42,110	2,435
Genentech, Inc. (a)	28,820	2,339
Gilead Sciences, Inc. (a)	50,430	2,599
St. Jude Medical, Inc. (a)	56,470	2,439

		9,812

Machinery—2.6%
Deere & Co.	29,850	2,401

Materials & Processing—2.6%
Nucor Corp.	35,020	2,372

Multi-Media—2.0%
Walt Disney Co.	57,900	1,817

Technology—28.3%
Apple, Inc. (a)	18,520	2,658
CA, Inc.	93,540	2,105
Corning, Inc.	105,430	2,534
Emerson Electric Co.	44,910	2,311
Hewlett-Packard Co.	55,460	2,532
International Business Machines Corp.	21,580	2,485
MEMC Electronic Materials, Inc. (a)	29,940	2,123
Microsoft Corp.	98,470	2,795
Oracle Corp. (a)	114,020	2,230
Symantec Corp. (a)	128,050	2,128
Thermo Fisher Scientific, Inc. (a)	40,470	2,300

		26,201

Total Common Stock (cost—$90,772)		89,787

	Principal Amount (000s)
Repurchase Agreement—4.8%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $4,487; collateralized by Freddie Mac, 5.00% due 6/11/09, valued at $4,578 including accrued interest (cost—$4,487)	$4,487	4,487

Total Investments (cost—$95,259)—101.8%		94,274

Liabilities in excess of other assets—(1.8)%		(1,670)

Net Assets—100.0%		$92,604

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

CCM Mid-Cap Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.7%
Aerospace—3.7%
Alliant Techsystems, Inc. (c)(e)	165,330	$17,117
Goodrich Corp.	261,400	15,033
Rockwell Collins, Inc.	217,110	12,408

		44,558

Capital Goods—8.8%
Fluor Corp.	126,170	17,810
Foster Wheeler Ltd. (c)	271,600	15,378
Harsco Corp.	288,720	15,989
Joy Global, Inc.	216,830	14,129
Manitowoc Co., Inc.	354,860	14,478
SPX Corp. (e)	142,610	14,960
Textron, Inc.	262,110	14,526

		107,270

Chemicals—4.2%
Celanese Corp.	368,990	14,409
FMC Corp.	335,380	18,610
Mosaic Co. (c)	173,600	17,812

		50,831

Consumer Discretionary—6.6%
Big Lots, Inc. (c)	622,480	13,881
GameStop Corp., Class A (c)(e)	328,830	17,004
TJX Cos., Inc.	479,640	15,862
Urban Outfitters, Inc. (c)(e)	536,870	16,831
Yum! Brands, Inc. (e)	450,150	16,750

		80,328

Consumer Services—2.6%
Hewitt Associates, Inc., Class A (c)	385,170	15,318
Owens-Illinois, Inc. (c)(e)	285,860	16,131

		31,449

Consumer Staples—5.3%
Bunge Ltd. (e)	163,900	14,240
Church & Dwight Co., Inc.	303,160	16,444
Hormel Foods Corp. (e)	391,770	16,321
UST, Inc. (e)	316,420	17,251

		64,256

Energy—13.6%
Arch Coal, Inc. (e)	323,170	14,058
Cimarex Energy Co. (e)	293,700	16,077
Denbury Resources, Inc. (c)	461,750	13,183
First Solar, Inc. (c)	79,380	18,348
FMC Technologies, Inc. (c)(e)	297,960	16,951
Helmerich & Payne, Inc.	323,020	15,140
Hess Corp.	194,270	17,131
Mirant Corp. (c)(e)	332,680	12,106
National-Oilwell Varco, Inc. (c)	239,190	13,964
Noble Corp.	296,720	14,738
Noble Energy, Inc.	182,660	13,297

		164,993

Financial Services—7.1%
Federated Investors, Inc., Class B	369,370	14,465
Janus Capital Group, Inc. (e)	595,620	13,860
Nasdaq Stock Market, Inc. (c)	393,670	15,219
Northern Trust Corp.	211,820	14,080
PartnerRe Ltd. (e)	202,160	15,425
TD Ameritrade Holding Corp. (c)(e)	829,210	13,690

		86,739

Healthcare—8.9%
C.R. Bard, Inc.	152,870	14,737
Express Scripts, Inc. (c)	245,670	15,801
Forest Laboratories, Inc. (c)	373,620	14,949
Hospira, Inc. (c)	393,360	16,824
Intuitive Surgical, Inc. (c)	48,770	15,819
Millennium Pharmaceuticals, Inc. (c)(e)	961,160	14,859
Techne Corp. (c)	220,420	14,847

		107,836

Industrial—3.1%
AGCO Corp. (c)(e)	328,340	19,661
CSX Corp.	310,400	17,404

		37,065

Insurance—2.5%
Arch Capital Group Ltd. (c)	225,250	15,468
Unum Group	677,210	14,905

		30,373

Machinery—1.5%
Flowserve Corp.	173,060	18,064

Materials & Processing—3.6%
AK Steel Holding Corp. (e)	284,720	15,495
Lubrizol Corp.	278,600	15,465
Precision Castparts Corp.	128,100	13,076

		44,036

Retail—2.6%
BJ’s Wholesale Club, Inc. (c)	427,560	15,260
Burger King Holdings, Inc.	581,110	16,073

		31,333

Technology—21.1%
Activision, Inc. (c)	775,510	23,304
Affiliated Computer Services, Inc., Class A (c)	311,120	15,590
Akamai Technologies, Inc. (c)	435,840	12,273
Altera Corp.	835,350	15,396
Ametek, Inc.	353,320	15,514
Amphenol Corp., Class A	384,870	14,336
Avnet, Inc. (c)	474,180	15,520
Ciena Corp. (c)(e)	512,810	15,810
Cognizant Technology Solutions Corp., Class A (c)	457,680	13,195

Schedule of Investments

CCM Mid-Cap Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
Energizer Holdings, Inc. (c)	149,537	$13,530
JDS Uniphase Corp. (c)(e)	1,122,320	15,028
McAfee, Inc. (c)	465,170	15,392
MEMC Electronic Materials, Inc. (c)	193,220	13,699
PerkinElmer, Inc.	592,680	14,373
QLogic Corp. (c)	946,910	14,535
Salesforce.com, Inc. (c)	249,810	14,457
Total System Services, Inc. (e)	583,970	13,817

		255,769

Telecommunications—1.1%
Juniper Networks, Inc. (c)	519,720	12,993

Utilities—1.4%
Energen Corp.	269,760	16,806

Total Common Stock (cost—$1,115,800)		1,184,699

SHORT-TERM INVESTMENTS—13.0%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (d)—12.4%
Axon Group PLC, FRN (a)(b)(f)(g)(h)(i)* 2.665%	$10,000	8,900
3.048%	7,000	6,230
BNP Paribas, 3.00% due 4/1/08	25,000	25,000
Dorada Finance, Inc., FRN (a)(f)(h), 2.665% due 7/7/08	5,000	5,000
HSH Nordbank AG, FRN (a), 2.609% due 9/19/08	10,000	10,000
ING Bank NV, 3.00% due 4/1/08	50,000	50,000
K2, Inc., FRN (a)(f)(h), 2.695% due 5/23/08	5,000	5,000
Morgan Stanley, FRN, 2.55% due 9/3/08	3,000	3,000
Natixis, 2.70% due 4/1/08	1,503	1,503
Nordea Bank AB, 2.813% due 4/1/08	15,000	15,000
Northern Rock PLC, FRN (a)(h), 2.78% due 8/1/08	2,000	2,000
Sigma Finance, Inc., FRN (a)(f)(h), 2.705% due 5/16/08	10,000	10,000
SIV Portfolio PLC (formerly, Cheyne Capital LLC), (a)(b)(f)(g)(h)(i)* 2.55%	6,225	5,100
2.67%, FRN	4,150	3,400

		150,133

Repurchase Agreement—0.6%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $7,054; collateralized by Freddie Mac, 5.00% due 6/11/09, valued at $7,196 including accrued interest (cost—$7,054)	7,054	7,054

Total Short-Term Investments (cost—$160,931)		157,187

Total Investments (cost—$1,276,731)—110.7%		1,341,886

Liabilities in excess of other assets—(10.7)%		(129,666)

Net Assets—100.0%		$1,212,220

Notes to Schedule of Investments

(amounts in thousands):

*	On April 7, 2008 (subsequent to the end of the period covered by this report), The Bank of New York issued an irrevocable letter of credit (the “LOC”) to the Allianz Funds (the “Trust”) on behalf of this Fund and other Funds that hold securities of Axon Group PLC (“Axon”) and SIV Portfolio PLC (“SIV Portfolio”), formerly Cheyne Capital LLC, as investments of collateral for securities on loan under the Trust’s securities lending program. The LOC is designed to provide financial support to the Fund with the result that, as of the date of issuance of this report, the Fund is effectively valuing each Axon and SIV Portfolio position at its full principal amount, taking into account the fair value being used for each such position together with a receivable to the Fund associated with the position under the LOC. The LOC was arranged for by an affiliate of the Trust’s investment manager at no cost to the Trust or the Funds.

(a)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(b)	Security in default.

(c)	Non-income producing.

(d)	Securities purchased with cash proceeds from securities on loan.

(e)	All or portion of securities on loan with an aggregate market value of $151,486; cash collateral of $155,819 was received with which the Fund purchased short-term investments.

(f)	Security issued by a structured investment vehicle (“SIV”).

(g)	Fair valued security.

(h)	Illiquid security.

(i)	Issuer of the security is in the process of restructuring, at March 31, 2008, the maturity date for the payment of principal was undetermined.

Glossary:

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2008.

Schedule of Investments

NACM Emerging Markets Opportunities Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—83.3%
Argentina—0.2%
Telecom Argentina S.A. ADR (c)	18,600	$394

Brazil—10.1%
Banco Bradesco S.A. ADR	55,700	1,546
Banco Itau Holding Financeira S.A. ADR	56,500	1,286
Brasil Telecom Part S.A. ADR	21,500	1,407
Cia de Saneamento Basico do Estado de Sao Paulo ADR	35,700	1,583
Companhia Vale do Rio Doce ADR	93,600	2,728
Petroleo Brasileiro S.A. ADR	44,100	4,503
Petroleo Brasileiro S.A. Class A ADR	25,900	2,194
Tele Norte Leste Participacoes S.A. ADR	53,300	1,415
Telemig Celular Participacoes S.A. ADR	7,400	419
Unibanco - Uniao de Bancos Brasileiros S.A., UNIT	211,100	2,471
Vivo Participacoes S.A. ADR (c)	87,700	523

		20,075

Chile—0.3%
Enersis S.A. ADR	29,600	523

China—4.9%
Bank of Communications Co., Ltd.	718,000	849
China Coal Energy Co.	188,000	333
China Construction Bank Corp.	527,000	395
China COSCO Holdings Co., Ltd., Class H	369,000	910
China Life Insurance Co., Ltd.	371,000	1,289
China Petroleum & Chemical Corp., Class H	1,818,000	1,570
China Shenhua Energy Co., Ltd., Class H	366,500	1,482
China Telecom Corp. Ltd.	1,196,000	756
Chongqing Iron & Steel Co., Ltd.	936,000	327
Industrial & Commercial Bank of China	1,214,000	855
Lenovo Group Ltd.	1,518,000	991

		9,757

Colombia—0.3%
BanColombia S.A.	59,964	484

Czech Republic—0.8%
Unipetrol (c)	101,800	1,656

Egypt—1.4%
Commercial International Bank	42,351	714
Egyptian Financial Group-Hermes Holding	58,698	604
Orascom Construction Industries	12,884	970
Telecom Egypt	108,493	400

		2,688

Hong Kong—5.9%
Chaoda Modern Agriculture	800,000	913
China Mobile Ltd.	359,000	5,394
China Unicom Ltd.	564,000	1,198
Citic Pacific Ltd.	97,000	409
CNOOC Ltd.	1,226,000	1,803
CNPC Hong Kong Ltd.	3,400,000	1,579
Shougang Concord International Enterprises Co., Ltd.	2,030,000	483

		11,779

India—1.3%
ICICI Bank Ltd. ADR	23,100	882
Reliance Industries Ltd. GDR (a)(c)	15,486	1,776

		2,658

Indonesia—2.3%
PT Astra International Tbk.	782,700	2,078
PT Bumi Resources Tbk	1,272,000	866
PT Energi Mega Persada Tbk (c)	8,610,000	1,064
PT Timah Tbk	158,500	502

		4,510

Israel—3.5%
Bezeq Israeli Telecommunication Corp. Ltd.	489,782	917
Israel Discount Bank Ltd., Class A (c)	159,163	386
Mizrahi Tefahot Bank Ltd.	49,596	388
Oil Refineries Ltd.	1,170,976	1,044
Teva Pharmaceutical Industries Ltd. ADR	90,100	4,162

		6,897

Malaysia—2.0%
Berjaya Corp. BHD	1,292,900	460
Burniputra Commerce Holdings Bhd	136,600	427
IOI Corp.	425,800	950
Ppb Group Berhad	650,900	2,087

		3,924

Mexico—2.3%
Alfa S.A. de C.V., Class A	165,500	1,107
Grupo Mexico S.A. de C.V., Ser. B	531,300	3,527

		4,634

Poland—0.9%
Polski Koncern Naftowy Orlen (c)	99,198	1,773

Russia—9.2%
Evraz Group S.A. GDR	45,926	3,969
LUKOIL ADR	3,000	257
Mechel ADR	50,300	5,724
MMC Norilsk Nickel ADR	90,420	2,545
Mobile Telesystems ADR	25,900	1,965

Schedule of Investments

NACM Emerging Markets Opportunities Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
Novolipetsk Steel OJSC GDR	22,300	$958
OAO Gazprom ADR	9,324	475
Vimpelcom ADR	80,600	2,409

		18,302

South Africa—5.6%
Aveng Ltd.	204,506	1,463
Barloworld Ltd.	28,560	380
Impala Platinum Holdings Ltd.	17,811	689
Remgro Ltd.	77,427	1,873
Sanlam Ltd.	623,895	1,471
Sasol Ltd.	57,743	2,781
Standard Bank Group Ltd.	221,895	2,416

		11,073

South Korea—16.7%
Dongkuk Steel Mill Co., Ltd.	21,550	846
Hyosung Corp.	7,730	525
Hyundai Marine & Fire Insurance Co., Ltd. (c)	76,530	1,622
Hyundai Motor Co.	54,848	4,380
Korea Gas Corp.	20,758	1,542
LG Chem Ltd.	22,756	1,707
LG Corp.	19,840	1,499
LG Electronics, Inc.	63,540	8,166
LG Philips LCD Co., Ltd.	75,900	3,389
Namhae Chemical	79,510	2,085
POSCO	3,973	1,902
Samsung Electronics Co., Ltd.	5,656	3,576
Shinhan Financial Group Co., Ltd.	17,490	924
SK Holdings Co., Ltd.	7,624	1,100

		33,263

Taiwan—10.5%
AU Optronics Corp.	2,949,227	5,093
Chi Mei Optoelectronics Corp.	2,573,000	3,405
China Development Financial	1,753,000	811
Far Eastern Department Stores Co., Ltd.	386,000	643
First Steamship Co., Ltd. (c)	554,000	1,407
HannStar Display Corp. (c)	3,315,824	1,431
KGI Securities Co., Ltd.	4,285,000	3,239
Nan Ya Plastics Corp.	824,000	2,057
U-Ming Marine Transport Corp.	238,000	724
USI Corp.	679,000	455
WPG Holdings Co., Ltd.	1,085,000	1,519

		20,784

Thailand—2.1%
Bangkok Bank PLC	283,500	1,221
PTT Aromatics & Refining PCL	300,200	3,013

		4,234

Turkey—2.7%
Aygaz AS	108,574	368
Bagfas Bandirma Gubre Fabrik	4,626	408
Eczacibasi Ilac Sanayi (c)	111,017	301
Gubre Fabrikalari T.A.S.	23,902	449
Tupras Turkiye Petrol Rafine	83,165	1,843
Turk Hava Yollari (c)	165,875	776
Turkiye Garanti Bankasi AS	283,072	1,280

		5,425

United States—0.3%
Chunghwa Telecom Ltd. ADR	21,036	547

Total Common Stock (cost—$163,702)		165,380

EXCHANGE-TRADED FUND—1.3%
iShares MSCI India (c) (cost—$3,426)	353,500	2,556

PREFERRED STOCK—5.7%
Brazil—5.7%
Brasil Telecom S.A.	128,800	1,417
Braskem S.A.	201,400	1,710
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	31,820,000	2,502
Metalurgica Gerdau S.A.	46,800	1,950
Telemar Norte Leste S.A.	4,200	218
Usinas Siderurgicas de Minas Gerais S.A.	62,850	3,524

Total Preferred Stock (cost—$9,494)		11,321

WARRANTS (c)—5.4%

	Units
India—3.7%
Bank of India, Expires 5/2/11 (a)	83,394	525
Gujarat NRE Coke LTD Expires 12/11/10	141,171	490
Hindalco Ind., LTD Expires 11/12/10	133,903	550
Indiabulls Financial Services Ltd., Expires 9/24/09	30,998	322
Industrial Development Bank Expires 2/15/11 (c)	366,518	814
Kotak Mahindra Bank Ltd., Expires 4/20/12 (a)	49,075	769
Reliance Capital Ltd., Expires 2/15/10 (c)	83,678	2,564
Tata Steel Ltd., Expires 10/18/11 (a)	21,696	375
UBS AG, Expires 6/22/10 (c)	61,060	984

		7,393

Netherland Antilles—0.6%
Axis Bank Ltd., Expires 4/21/10	18,002	351

Schedule of Investments

NACM Emerging Markets Opportunities Fund

March 31, 2008 (unaudited)

	Units	Value* (000s)
Indiabulls Securities Ltd., Expires 1/8/13 (a)	47,535	$290
Sesa Goa Ltd., Expires 1/21/10	8,037	627

		1,268

United Kingdom—0.4%
Aldar Properties PJSC, Expires 1/12/10	273,724	764

United States—0.7%
Bharat Heavy Electricals Ltd., Expires 9/1/10	28,534	1,464

Total Warrants (cost—$13,735)		10,889

	Principal Amount (000s)
Repurchase Agreement—1.3%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $2,645; collateralized by Freddie Mac Discount Note, 2.194% due 8/4/08, valued at $2,700 including accrued interest (cost—$2,645)	$2,645	2,645

Total Investments (cost—$193,002) (b)—97.0%		192,791

Other assets less liabilities—3.0%		5,868

Net Assets—100.0%		$198,659

Notes to Schedule of Investments

(amounts in thousands):

(a)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Securities with an aggregated value of $107,565, representing 54.2% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.

(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments

NACM Global Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—94.6%
Australia—1.7%
BHP Billiton Ltd.	28,579	$939

Belgium—1.0%
Fortis	21,062	529

China—2.0%
AAC Acoustic Technology Holdings, Inc. (b)	464,000	376
China Mobile Ltd.	48,500	729

		1,105

Finland—1.6%
Outotec Oyj	16,263	865

France—3.5%
Total S.A.	11,982	888
Veolia Environnement	14,736	1,028

		1,916

Germany—7.3%
Commerzbank AG	11,695	366
Continental AG	6,975	710
Henkel KGaA	19,318	821
Linde AG	5,081	716
Siemens AG	6,515	706
Tognum AG	28,833	633

		3,952

Hong Kong—4.0%
Jardine Matheson Holdings Ltd.	34,400	1,091
Kowloon Development Co., Ltd.	285,000	542
Melco International Development	374,000	518

		2,151

Indonesia—1.6%
PT Indosat Tbk.	1,137,500	879

Ireland—2.4%
Anglo Irish Bank Corp. PLC	37,426	500
Icon PLC ADR (b)	12,000	779

		1,279

Israel—2.2%
Israel Chemicals Ltd.	86,241	1,207

Italy—4.7%
Finmeccanica SpA	34,146	1,163
Geox SpA	40,546	627
Unicredito Italiano SpA	112,692	755

		2,545

Japan—3.6%
Asics Corp.	63,000	732
Chugai Pharmaceutical Co., Ltd.	46,100	523
Joint Corp.	17,200	112
Nitori Co., Ltd.	9,850	559

		1,926

South Korea—0.4%
Osstem Implant Co., Ltd. (b)	8,764	223

Spain—6.4%
Banco Santander Central Hispano S.A.	62,181	1,239
Tecnicas Reunidas S.A.	12,843	975
Telefonica S.A.	44,122	1,268

		3,482

Switzerland—3.6%
Nestle S.A.	2,485	1,242
Roche Holdings AG	3,826	721

		1,963

United Kingdom—7.4%
ARM Holdings PLC	182,294	318
IG Group Holdings PLC	117,432	763
International Power PLC	110,221	872
Standard Chartered PLC	28,662	980
Wellstream Holdings PLC (b)	42,596	1,111

		4,044

United States—41.2%
Affiliated Managers Group, Inc. (b)	7,400	672
AFLAC, Inc.	14,000	909
Ansys, Inc. (b)	19,600	677
Apple, Inc. (b)	6,200	890
Bank of New York Mellon Corp.	18,200	760
Coca-Cola Co.	16,800	1,023
Corning, Inc.	43,900	1,055
Devon Energy Corp.	10,700	1,116
Energizer Holdings, Inc. (b)	9,400	851
General Dynamics Corp.	8,100	675
Genzyme Corp. (b)	10,600	790
Goldman Sachs Group, Inc.	4,850	802
Guess?, Inc.	17,900	724
Helmerich & Payne, Inc.	23,000	1,078
Hess Corp.	8,400	741
HJ Heinz Co.	19,500	916
ITT Corp.	12,300	637
Marathon Oil Corp.	18,800	857
Merck & Co., Inc.	18,500	702
Oracle Corp. (b)	55,200	1,080
Praxair, Inc.	12,400	1,044
Procter & Gamble Co.	17,000	1,191
Spansion, Inc., Class A (b)	92,900	255
Target Corp.	18,500	938
Thermo Fisher Scientific, Inc. (b)	15,600	887

Schedule of Investments

NACM Global Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
XTO Energy, Inc.	18,225	$1,127

		22,397

Total Common Stock (cost—$49,658)		51,402

WARRANTS—1.3%
	Units
Taiwan—1.3%
Hon Hai Precision Industry Co., Ltd., Expires 11/17/10 (b) (cost—$719)	127,952	731

	Principal Amount (000s)
Repurchase Agreement—1.5%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $800; collateralized by Freddie Mac, 4.625% due 12/19/08, valued at $821 including accrued interest (cost—$800)	$800	800

Total Investments (cost—$51,177) (a)—97.4%		52,933

Other assets less liabilities—2.6%		1,428

Net Assets—100.0%		$54,361

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregated value of $27,020, representing 49.7% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.

(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NACM Growth Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.3%
Capital Goods—4.1%
Cummins, Inc.	5,300	$248
Jacobs Engineering Group, Inc. (a)	3,500	258
Shaw Group, Inc. (a)	2,500	118
Tyco International Ltd.	9,900	436

		1,060

Chemicals—3.3%
Celanese Corp.	9,100	355
Monsanto Co.	4,500	502

		857

Consumer Discretionary—10.8%
CBS Corp., Class B	22,400	495
Cintas Corp.	10,800	308
DISH Network Corp., Class A (a)	8,500	244
Dollar Tree Stores, Inc. (a)	9,400	259
GameStop Corp., Class A (a)	7,300	378
Gannett Co., Inc.	10,700	311
McDonald’s Corp.	7,000	390
Nike, Inc., Class B	6,600	449

		2,834

Consumer Staples—7.1%
Apollo Group, Inc., Class A (a)	2,000	87
Coca-Cola Co.	7,300	444
PepsiCo, Inc.	6,900	498
Procter & Gamble Co.	4,790	336
Wal-Mart Stores, Inc.	9,100	479

		1,844

Electronics—1.1%
Tyco Electronics Ltd.	8,500	292

Energy—6.1%
Diamond Offshore Drilling, Inc.	4,900	570
Foundation Coal Holdings, Inc.	2,500	126
National-Oilwell Varco, Inc. (a)	10,000	584
Occidental Petroleum Corp.	4,300	315

		1,595

Financial Services—3.0%
Capital One Financial Corp.	5,900	290
Fifth Third Bancorp.	23,900	500

		790

Healthcare—20.6%
Abbott Laboratories	15,100	833
Aetna, Inc.	13,400	564
Amgen, Inc. (a)	9,400	393
Forest Laboratories, Inc. (a)	14,400	576
Intuitive Surgical, Inc. (a)	900	292
Johnson & Johnson	6,100	396
Medco Health Solutions, Inc. (a)	14,900	652
Medtronic, Inc.	8,500	411
Merck & Co., Inc.	7,000	266
Millennium Pharmaceuticals, Inc. (a)	9,900	153
UnitedHealth Group, Inc.	12,300	423
Wyeth	10,200	426

		5,385

Industrial—5.6%
AGCO Corp. (a)	9,400	563
L-3 Communications Holdings, Inc.	2,500	273
Lockheed Martin Corp.	4,600	457
Raytheon Co.	2,700	174

		1,467

Information Technology—0.7%
Seagate Technology	8,600	180

Materials & Processing—4.0%
Freeport-McMoRan Copper & Gold, Inc., Class B	7,300	702
Precision Castparts Corp.	3,300	337

		1,039

Oil & Gas—0.6%
Transocean, Inc. (a)	1,119	151

Technology—30.6%
Apple, Inc. (a)	3,300	474
BMC Software, Inc. (a)	9,800	319
Ciena Corp. (a)	7,400	228
Cisco Systems, Inc. (a)	46,100	1,111
Garmin Ltd.	5,600	302
Google, Inc., Class A (a)	800	352
Hewlett-Packard Co.	20,000	913
Intel Corp.	48,700	1,031
International Business Machines Corp.	7,000	806
MEMC Electronic Materials, Inc. (a)	3,500	248
Microsoft Corp.	45,900	1,303
Oracle Corp. (a)	21,600	423
Symantec Corp. (a)	29,800	495

		8,005

Telecommunications—1.7%
Juniper Networks, Inc. (a)	7,600	190
Verizon Communications, Inc.	7,300	266

		456

Total Common Stock (cost—$27,569)		25,955

Schedule of Investments

NACM Growth Fund

March 31, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
SHORT-TERM INVESTMENT—0.8%
Repurchase Agreement—0.8%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $219; collateralized by Freddie Mac, 6.00% due 7/6/17, valued at $224 including accrued interest (cost—$219)	$219	$219

Total Investments (cost—$27,788)—100.1%		26,174

Liabilities in excess of other assets—(0.1)%		(25)

Net Assets—100.0%		$26,149

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

NACM Income & Growth Fund

March 31, 2008 (unaudited)

		Shares	Value* (000s)
COMMON STOCK—34.4%
Aerospace—0.9%
L-3 Communications Holdings, Inc. (d)		1,800	$197

Automotive—0.8%
Johnson Controls, Inc. (d)		5,100	172

Capital Goods—1.8%
General Electric Co.		5,700	211
Textron, Inc.		3,400	188

			399

Chemicals—1.0%
Monsanto Co. (d)		2,000	223

Consumer Discretionary—2.2%
McDonald’s Corp.		3,700	206
McKesson Corp.		3,000	157
Visa, Inc., Class A (c)		2,000	125

			488

Consumer Products—0.9%
Procter & Gamble Co.		2,800	196

Consumer Services—0.8%
Owens-Illinois, Inc. (c)		3,226	182

Consumer Staples—2.7%
Archer-Daniels-Midland Co. (d)		4,600	189
Coca-Cola Co. (d)		3,500	213
PepsiCo, Inc. (d)		2,700	195

			597

Energy—1.4%
National-Oilwell Varco, Inc. (c)(d)		3,100	181
Valero Energy Corp.		2,900	142

			323

Food & Beverage—1.0%
Molson Coors Brewing Co., Class B (d)		4,200	221

Healthcare—4.7%
Abbott Laboratories		3,800	210
Baxter International, Inc. (d)		3,400	197
Bristol-Myers Squibb Co.		7,100	151
Gilead Sciences, Inc. (c)(d)		3,900	201
Intuitive Surgical, Inc. (c)(d)		650	211
Merck & Co., Inc.		1,800	68

			1,038

Industrial—0.9%
AGCO Corp. (c)(d)		3,200	192

Insurance—1.4%
Cigna Corp.		4,000	162
Prudential Financial, Inc.		1,900	149

			311

Machinery—0.9%
Deere & Co. (d)		2,400	193

Metals & Mining—0.9%
Freeport-McMoRan Copper & Gold, Inc. (d)		2,100	202

Oil & Gas—1.8%
Diamond Offshore Drilling, Inc. (d)		1,700	198
Schlumberger Ltd. (d)		2,300	200

			398

Pharmaceuticals—0.8%
Medco Health Solutions, Inc. (c)		4,000	175

Retail—0.7%
Target Corp.		3,000	152

Semi-conductors—0.8%
Intel Corp.		8,200	174

Technology—3.9%
EMC Corp. (c)		8,700	125
International Business Machines Corp. (d)		1,600	184
Microsoft Corp. (d)		6,000	170
Oracle Corp. (c)(d)		9,500	186
Texas Instruments, Inc.		6,700	190

			855

Telecommunications—3.3%
Harris Corp.		3,400	165
Juniper Networks, Inc. (c)		7,500	188
QUALCOMM, Inc. (d)		4,900	201
Verizon Communications, Inc.		4,700	171

			725

Utilities—0.8%
Constellation Energy Group, Inc.		2,100	185

Total Common Stock (cost—$8,564)			7,598

CORPORATE BONDS & NOTES—26.0%

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)
Apparel & Textiles—0.9%
Levi Strauss & Co., 9.75%, 1/15/15	B2/B+	$200	200

Schedule of Investments

NACM Income & Growth Fund

March 31, 2008 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Automotive—1.9%
Accuride Corp., 8.50%, 2/1/15	B3/B-	$200	$164
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	Ba3/BB	200	171
Tenneco Automotive, Inc., 8.625%, 11/15/14	B3/B	75	74

			409

Consumer Products—0.8%
Jarden Corp., 7.50%, 5/1/17	B3/B	200	176

Diversified Manufacturing—0.7%
Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	200	148

Electronics—0.9%
Itron, Inc., 7.75%, 5/15/12	B3/B-	200	193

Financial Services—1.3%
KAR Holdings, Inc., 8.75%, 5/1/14	B3/CCC	200	179
Residential Capital LLC, 6.375%, 6/30/10	B2/B	200	101

			280

Healthcare & Hospitals—1.5%
HCA, Inc., 9.25%, 11/15/16	B2/BB-	100	104
Psychiatric Solutions, Inc., 7.75%, 7/15/15	B3/B-	200	200
Sun Healthcare Group, Inc., 9.125%, 4/15/15	B3/CCC+	25	24

			328

Machinery—0.9%
Terex Corp., 7.375%, 1/15/14	Ba2/BB	200	199

Metals & Mining—0.9%
Steel Dynamics, Inc. (b), 7.375%, 11/1/12	Ba2/BB+	200	203

Multi-Media—0.9%
Echostar DBS Corp., 7.125%, 2/1/16	Ba3/BB-	200	188

Oil & Gas—4.0%
Complete Production Services, Inc., 8.00%, 12/15/16	B2/BB-	200	193
Copano Energy LLC, 8.125%, 3/1/16	B2/B+	250	260
Dynegy Holdings, Inc., 7.75%, 6/1/19	B2/B	200	188
Helix Energy Solutions Group, Inc. (b), 9.50%, 1/15/16	B3/BB-	250	251

			892

Printing/Publishing—0.9%
Cenveo Corp., 7.875%, 12/1/13	B3/B	250	204

Retail—4.0%
Bon-Ton Stores, Inc., 10.25%, 3/15/14	Caa1/CCC+	200	135
Michaels Stores, Inc., 10.00%, 11/1/14	B2/CCC	200	176
Neiman-Marcus Group, Inc., 10.375%, 10/15/15	B3/B	200	201
Rite Aid Corp., 7.50%, 3/1/17	B3/BB-	200	181
Star Gas Partners L.P., 10.25%, 2/15/13	Caa3/CCC	200	201

			894

Technology—1.7%
Amkor Technology, Inc., 9.25%, 6/1/16	B1/B+	200	193
Unisys Corp., 8.00%, 10/15/12	B2/B+	200	173

			366

Telecommunications—4.7%
Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	200	188
Cricket Communications, Inc., 9.375%, 11/1/14	Caa1/B-	200	191
Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15	Caa1/CCC+	150	55
Level 3 Financing, Inc., 12.25%, 3/15/13	Caa1/CCC+	250	226
Millicom International Cellular S.A., 10.00%, 12/1/13	B1/BB	200	213
West Corp., 11.00%, 10/15/16	Caa1/B-	200	170

			1,043

Total Corporate Bonds & Notes (cost—$6,305)			5,723

Schedule of Investments

NACM Income & Growth Fund

March 31, 2008 (unaudited)

		Shares	Value* (000s)
CONVERTIBLE PREFERRED STOCK—22.3%
Automotive—0.7%
General Motors Corp., Class C, 6.25%, 7/15/33		8,975	$148

Consumer Discretionary—1.3%
Stanley Works, FRN (c)		210	179
United Rentals Trust I, 6.50%, 8/1/28		3,550	107

			286

Consumer Staples—0.7%
Bunge Ltd.		1,400	162

Financial Services—13.7%
Bank of America Corp. 7.25%, 12/31/49		165	170
Citigroup Funding, Inc., (Genworth Financial, Inc.) (e)		5,500	127
Credit Suisse, 11.00%, 3/16/09 (Microsoft Corp.) (e)		7	192
Eksportfinans A/S, 10.00%, 3/12/09
(Hewlett Packard Co.) (e)		4,030	180
Eksportfinans A/S, 3.00%, 11/1/08
(Time Warner, Inc.) (e)		10,600	150
Goldman Sachs Group, Inc., 9.75%, 12/19/08
(Cisco Systems, Inc.) (e)		7,450	186
Lazard Ltd., 6.625%, 5/15/08		5,600	182
Lehman Brothers Holdings, Inc., 6.00%, 10/12/10
(General Mills, Inc.) (e)		7,700	181
Lehman Brothers Holdings, Inc., 8.50%, 8/25/08
(United Technologies Corp.) (e)		2,500	164
Lehman Brothers Holdings, Inc., 28.00%, 3/6/09
(Transocean, Inc.) (e)		1,350	135
Platinum Underwriters Holdings Ltd., Class A, 6.00%, 2/15/09		6,200	184
Svensk Exportkredit AB, Ser. TEVA ADR, 10.00%, 10/20/08
(Teva Pharmaceutical Industries Ltd.) (e)		4,400	193
Svensk Exportkredit AB, 12.50%, 12/12/08
(Exxon Mobil Corp.) (e)		2,000	167
Vale Capital Ltd., 5.50%, 6/15/10
(Companhia Vale do Rio Doce) (e)		3,500	233
Wachovia Corp, 13.15% 3/30/09 (General Electric) (e)		5	194
14.10%, 4/1/09 (JP Morgan Chase) (e)		4090	179
Wells Fargo & Co., 8.00%, 6/1/08
(Apple, Inc.) (e)			192

		1,500	3,009

Hotels/Gaming—0.6%
Felcor Lodging Trust, Inc., Class A (c)		6,800	134

Insurance—1.2%
Metlife, Inc., 6.375%, 8/15/08		6,375	190
XL Capital Ltd., 7.00%, 2/15/09		6,800	84

			274

Oil & Gas—0.8%
Chesapeake Energy Corp.		1,400	183

Telecommunications—0.8%
Crown Castle International Corp.		3,150	174

Utilities—2.5%
AES Trust III		3,925	183
Entergy Corp.		2,850	186
NRG Energy, Inc.		535	181

			550

Total Convertible Preferred Stock (cost—$5,596)			4,920

CONVERTIBLE BONDS—6.5%

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)
Automotive—0.7%
Ford Motor Co., 4.25%, 12/15/36	Caa1/CCC+	$190	164

Financial Services—1.7%
Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BBB	215	183
U.S. Bancorp, FRN, 0.792%, 9/20/36	Aa2/AA	185	186

			369

Printing/Publishing—0.9%
Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	200	203

Technology—1.6%
Equinix, Inc., 2.50%, 4/15/12	NR/CCC+	175	158
Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	175	188

			346

Schedule of Investments

NACM Income & Growth Fund

March 31, 2008 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Telecommunications—0.9%
Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	$235	$191

Utilities—0.7%
PG&E Corp., 9.50%, 6/30/10	NR/NR	60	155

Total Convertible Bonds (cost—$1,595)			1,428

U.S. TREASURY NOTES—4.7%
U.S. Treasury Bonds & Notes, 12.00%, 8/15/13
(cost—$1,060)		1,000	1,038

SHORT-TERM INVESTMENTS—6.9%
Convertible Bonds—1.7%
Oil & Gas—0.9%
Devon Energy Corp., 4.95%, 8/15/08	Baa1/BBB+	125	200

Technology—0.8%
Amazon.Com, Inc., 4.75%, 2/1/09	Ba2/B+	170	180

Repurchase Agreement—5.2%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $1,154; collateralized by Freddie Mac, 5.51% due 1/23/23, valued at $1,181 including accrued interest (cost—$1,154)		1,154	1,154

Total Short-Term Investments (cost—$1,538)			1,534

Total Investments before options written (cost—$24,658)—100.8%			22,241

OPTIONS WRITTEN (c)—(0.1)%

		Contracts
Call Options—(0.1)%
AGCO Corp. (CBOE), strike price $70, expires 5/17/08		20	(3)
Archer-Daniels-Midland Co. (CBOE), strike price $45, expires 4/19/08		30	(1)
Baxter International, Inc. (CBOE), strike price $62.50, expires 5/17/08		20	(2)
Coca-Cola Co. (CBOE), strike price $62.50, expires 4/19/08		20	(1)
Deere & Co. (CBOE), strike price $95, expires 5/17/08		15	(1)
Diamond Offshore Drilling, Inc. (CBOE), strike price $135, expires 4/19/08		10	— (a)
Freeport-McMoran Copper & Gold, Inc. (CBOE), strike price $110, expires 5/17/08		15	(4)
Gilead Sciences, Inc. (CBOE), strike price $52.50, expires 4/19/08		25	(3)
International Business Machines Corp. (CBOE), strike price $125, expires 4/19/08		10	— (a)
Intuitive Surgical, Inc. (CBOE), strike price $370, expires 4/19/08		5	(4)
Johnson Controls, Inc. (CBOE), strike price $40, expires 5/17/08		35	(1)
L-3 Communications Holdings, Inc. (CBOE), strike price $110, expires 4/19/08		10	(2)
Microsoft Corp. (CBOE), strike price $31, expires 4/19/08		40	— (a)
Molson Coors Brewing Co. (CBOE), strike price $55, expires 4/19/08		30	(2)

Schedule of Investments

NACM Income & Growth Fund

March 31, 2008 (unaudited)

	Contracts	Value* (000s)
Monsanto Co. (CBOE), strike price $125, expires 4/19/08	15	$(2)
National Oilwell Varco, Inc. (CBOE), strike price $75, expires 4/19/08	20	— (a)
Oracle Corp. (CBOE), strike price $22, expires 4/19/08	65	— (a)
Pepsico, Inc. (CBOE), strike price $72.50, expires 4/19/08	20	(2)
Qualcomm, Inc. (CBOE), strike price $42.50, expires 4/19/08	30	(2)
Schlumberger Ltd. (CBOE), strike price $95, expires 4/19/08	15	(1)

Total Options Written (premiums received—$48)		(31)

Total Investments net of options written (cost—$24,610)—100.7%		22,210

Other liabilities in excess of other assets—(0.7)%		(147)

Net Assets—100.0%		$22,063

Notes to Schedule of Investments:

(a)	Amount is less than $500.

(b)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(c)	Non-income producing

(d)	All or partial amount segregated as collateral for options written.

(e)	Securities exchangeable or convertible into of an entity different than the issuer. Such entity is identified in the parenthetical.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31,2008.

NR—Not Rated

REIT—Real Estate Investment Trust

Schedule of Investments

NACM International Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—100.3%
Australia—5.7%
BHP Billiton Ltd. (d)	129,777	$4,265
Commonwealth Bank of Australia	86,328	3,317
CSL Ltd.	284,190	9,634
Leighton Holdings Ltd. (d)	60,169	2,368
Newcrest Mining Ltd.	41,937	1,273
Rio Tinto Ltd. (d)	23,167	2,602
Woolworths Ltd.	82,093	2,183

		25,642

Belgium—1.2%
Euronav NV	62,589	2,376
Tessenderlo Chemie NV	62,886	2,856

		5,232

Denmark—2.6%
FLSmidth & Co. A/S	54,850	5,461
Novo Nordisk AS, Class B	74,475	5,125
Vestas Wind Systems A/S (b)	10,700	1,178

		11,764

Finland—2.3%
Nokia Oyj	327,700	10,345

France—7.3%
Alstom	22,791	4,937
BNP Paribas	67,179	6,774
France Telecom S.A.	277,321	9,317
Peugeot S.A.	33,097	2,568
Total S.A.	125,454	9,294

		32,890

Germany—11.2%
BASF AG	56,383	7,584
BAYER AG	98,039	7,853
DaimlerChrysler AG	50,455	4,313
Deutsche Boerse AG	33,720	5,434
E.ON AG	40,399	7,475
K & S AG	4,155	1,352
RWE AG	42,787	5,259
Volkswagen AG (d)	38,343	11,108

		50,378

Greece—0.8%
National Bank of Greece S.A.	66,536	3,503

Hong Kong—1.7%
Hang Lung Group Ltd.	483,000	2,309
Kerry Properties Ltd.	351,000	2,146
New World Development Ltd.	1,397,000	3,436

		7,891

Italy—2.7%
Enel SpA	636,090	6,755
Eni SpA	156,635	5,332

		12,087

Japan—16.3%
Aisin Seiki Co., Ltd. (d)	74,200	2,798
Astellas Pharma, Inc.	27,000	1,060
Daiichi Sankyo Co., Ltd.	45,200	1,341
Daikin Industries Ltd.	70,500	3,073
East Japan Railway Co.	206	1,718
Hino Motors Ltd. (d)	664,000	4,430
Japan Tobacco, Inc.	190	951
Jupiter Telecommunications Co., Ltd. (b)	1,713	1,612
KDDI Corp.	321	1,974
Mitsui & Co., Ltd. (d)	251,000	5,151
Mitsui OSK Lines Ltd. (d)	362,000	4,429
Mitsumi Electric Co., Ltd. (d)	64,900	2,068
Nikon Corp. (d)	56,000	1,499
Nintendo Co., Ltd.	15,000	7,848
Nippon Telegraph & Telephone Corp.	1,138	4,929
NTT DoCoMo, Inc.	685	1,044
Shima Seiki Manufacturing Ltd. (d)	88,100	4,159
Sojitz Corp.	1,275,500	4,269
Sumitomo Corp.	435,200	5,801
Suzuken Co., Ltd.	55,500	2,290
Tokai Rika Co., Ltd.	69,000	1,813
Toyoda Gosei Co., Ltd.	85,900	3,268
Toyota Motor Corp.	117,500	5,937

		73,462

Luxembourg—0.9%
Millicom International Cellular S.A. (b)	8,525	814
Oriflame Cosmetics S.A.	46,300	3,078

		3,892

Norway—3.7%
DnB NOR ASA	584,800	8,928
Yara International ASA	131,400	7,642

		16,570

Singapore—1.3%
Oversea-Chinese Banking Corp.	432,000	2,560
Singapore Airlines Ltd.	118,070	1,344
Singapore Petroleum Co., Ltd.	374,000	1,850

		5,754

Spain—6.9%
ACS Actividades Construcciones y Servicios S.A.	20,773	1,183
Banco Santander Central Hispano S.A.	609,543	12,143
Iberdrola S.A.	379,919	5,876
Telefonica S.A.	410,986	11,808

		31,010

Schedule of Investments

NACM International Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
Sweden—1.4%
Nordea Bank AB	223,600	$3,627
Swedish Match AB	123,800	2,703

		6,330

Switzerland—6.6%
ABB Ltd.	46,923	1,265
Nestle S.A.	18,840	9,417
Roche Holdings AG	30,830	5,810
Swatch Group AG	7,673	2,055
Zurich Financial Services AG (d)	36,098	11,378

		29,925

United Kingdom—27.7%
Aggreko PLC	158,896	2,037
Amec PLC	183,360	2,634
Anglo American PLC	75,076	4,500
AstraZeneca PLC	33,892	1,271
BG Group PLC	168,466	3,904
BHP Billiton PLC	156,486	4,609
BP PLC	691,625	7,007
British American Tobacco PLC	139,680	5,246
Charter PLC	209,458	3,534
De La Rue PLC	177,708	3,130
Diageo PLC	314,345	6,361
Game Group PLC	194,503	819
GlaxoSmithKline PLC	61,848	1,308
ICAP PLC	123,629	1,397
Imperial Tobacco Group PLC	65,352	3,009
Old Mutual PLC	1,863,867	4,091
Rio Tinto PLC	51,676	5,371
Royal Bank of Scotland Group PLC	307,502	2,060
Royal Dutch Shell PLC, Class A	189,514	6,525
Royal Dutch Shell PLC, Class B	248,440	8,369
SSL International PLC	287,064	2,582
Stagecoach Group PLC	812,342	3,902
Standard Chartered PLC	206,195	7,051
Standard Life PLC	531,546	2,599
Unilever PLC	320,506	10,841
Vodafone Group PLC	3,594,213	10,684
WM Morrison Supermarkets PLC	1,081,942	5,899
Xstrata PLC	52,973	3,710

		124,450

Total Common Stock (cost—$459,949)		451,125

SHORT-TERM INVESTMENTS—15.5%
Collateral Invested for Securities on Loan (c)—15.2%
Allianz Dresdner Daily Asset Fund (e)	20,844,514	20,845

	Principal Amount (000s)
Natixis, 2.70% due 4/1/08	$22,675	22,675
Nordea Bank AB, 2.813% due 4/1/08	25,000	25,000

		68,520

Repurchase Agreement—0.3%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $1,201; collateralized by Freddie Mac, 5.51% due 1/23/23, valued at $1,226 including accrued interest (cost—$1,201)	1,201	1,201

Total Short-Term Investments (cost—$69,721)		69,721

Total Investments (cost—$529,670) (a)—115.8%		520,846

Liabilities in excess of other assets—(15.8)%		(71,225)

Net Assets—100.0%		$449,621

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregated value of $451,126, representing 100.3% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.

(b)	Non-income producing.

(c)	Security purchased with the cash proceeds from securities on loan.

(d)	All or portion of securities on loan with an aggregate market value of $34,452; cash collateral of $47,859 was received with which the Fund purchased short-term investments.

(e)	Affiliated fund.

Schedule of Investments

NACM Mid-Cap Growth Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.6%
Aerospace—1.8%
Rockwell Collins, Inc.	5,300	$303

Automotive—1.3%
Oshkosh Truck Corp.	6,300	229

Capital Goods—4.1%
Cummins, Inc.	6,400	300
Goodyear Tire & Rubber Co. (a)	5,100	132
Ingersoll-Rand Co., Ltd.	5,800	258

		690

Chemicals—5.6%
Airgas, Inc.	2,600	118
Celanese Corp.	5,000	195
Eastman Chemical Co.	1,800	113
Lubrizol Corp.	4,800	267
Terra Industries, Inc. (a)	7,300	259

		952

Commercial Services—1.9%
Hewitt Associates, Inc., Class A (a)	2,700	107
Pharmaceutical Product Development, Inc.	2,100	88
Rollins, Inc.	7,050	125

		320

Consumer Discretionary—4.2%
Dollar Tree, Inc. (a)	6,200	171
GameStop Corp., Class A (a)	1,900	98
Hanesbrands, Inc. (a)	5,900	172
Kennametal, Inc.	5,300	156
Nike, Inc., Class B	1,700	116

		713

Consumer Services—4.1%
Apollo Group, Inc., Class A (a)	2,500	108
Ball Corp.	4,200	193
Cintas Corp.	5,500	157
Owens-Illinois, Inc. (a)	4,100	231

		689

Consumer Staples—2.0%
Church & Dwight Co., Inc.	3,400	185
Reynolds American, Inc.	2,700	159

		344

Drugs & Medical Products—1.7%
Forest Laboratories, Inc. (a)	7,000	280

Electronics—1.7%
Avnet, Inc. (a)	3,100	101
Thomas & Betts Corp. (a)	5,000	182

		283

Energy—11.1%
Continental Resources, Inc. (a)	11,300	360
Dresser-Rand Group, Inc. (a)	7,000	215
First Solar, Inc. (a)	900	208
Murphy Oil Corp.	2,400	197
National-Oilwell Varco, Inc. (a)	5,000	292
Noble Energy, Inc.	1,800	131
Peabody Energy Corp.	4,300	219
SCANA Corp.	6,900	253

		1,875

Environmental Services—2.5%
Republic Services, Inc.	6,000	175
Waste Management, Inc.	7,600	255

		430

Financial Services—4.0%
Fifth Third Bancorp.	9,900	207
IntercontinentalExchange, Inc. (a)	600	78
ProLogis, REIT	3,400	200
WR Berkley Corp.	7,275	202

		687

Healthcare—11.7%
DaVita, Inc. (a)	1,600	76
Express Scripts, Inc. (a)	3,500	225
Health Net, Inc. (a)	6,800	210
Herbalife Ltd.	4,700	223
Hillenbrand Industries, Inc. (a)	5,000	239
Humana, Inc. (a)	2,100	94
Intuitive Surgical, Inc. (a)	900	292
Sepracor, Inc. (a)	7,600	148
St. Jude Medical, Inc. (a)	2,400	104
Watson Pharmaceuticals, Inc. (a)	8,200	241
Zimmer Holdings, Inc. (a)	1,800	140

		1,992

Hotels/Gaming—0.5%
Wynn Resorts Ltd.	900	91

Industrial—6.8%
AGCO Corp. (a)	4,400	263
Dover Corp.	6,000	251
L-3 Communications Holdings, Inc.	3,400	372
Teleflex, Inc.	3,200	153
URS Corp. (a)	3,400	111

		1,150

Machinery—1.3%
Snap-On, Inc.	4,300	219

Materials & Processing—7.1%
AK Steel Holding Corp.	7,200	392
Centex Corp.	12,300	298
Precision Castparts Corp.	2,300	235

Schedule of Investments

NACM Mid-Cap Growth Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
Reliance Steel & Aluminum Co.	4,700	$281

		1,206

Oil & Gas—7.8%
Atwood Oceanics, Inc. (a)	3,500	321
Diamond Offshore Drilling, Inc.	2,100	244
ENSCO International, Inc.	5,800	363
Pride International, Inc. (a)	4,300	150
Unit Corp. (a)	4,300	244

		1,322

Restaurants—1.6%
CBRL Group, Inc.	5,300	190
Wendy’s International, Inc.	3,700	85

		275

Semi-conductors—3.6%
Analog Devices, Inc.	3,700	109
MEMC Electronic Materials, Inc. (a)	4,100	291
NVIDIA Corp. (a)	3,400	67
Xilinx, Inc.	5,900	140

		607

Technology—9.9%
Autodesk, Inc. (a)	2,700	85
Belden, Inc.	2,400	85
Dun & Bradstreet Corp.	3,200	260
Garmin Ltd.	1,500	81
Hubbell, Inc., Class B	3,700	162
Juniper Networks, Inc. (a)	12,100	303
MasterCard, Inc., Class A	600	134
Mettler Toledo International, Inc. (a)	2,700	262
Netapp, Inc. (a)	7,000	140
Symantec Corp. (a)	10,300	171

		1,683

Wholesale—1.3%
Genuine Parts, Co.	5,300	213

Total Common Stock (cost—$16,544)		16,553

	Principal Amount (000s)
Repurchase Agreement—2.4%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $401; collateralized by Freddie Mac Discount Note, 2.194% due 8/4/08, valued at $412 including accrued interest (cost—$401)	$401	401

Total Investments (cost—$16,945)—100.0%		16,954

Other assets less liabilities—0.0%		4

Net Assets—100.0%		$16,958

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

NACM Pacific Rim Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.0%
Australia—14.7%
AMP Bank Ltd.	529,815	$3,813
Australia & New Zealand Banking Group Ltd.	137,611	2,856
BHP Billiton Ltd. (d)	302,859	9,952
BHP Billiton Ltd. ADR (d)	30,000	1,975
Commonwealth Bank of Australia	68,612	2,637
CSL Ltd.	253,335	8,588
Foster’s Group Ltd.	433,558	2,032
Incitec Pivot Ltd. (d)	46,086	5,959
National Australia Bank Ltd.	198,818	5,498
Rio Tinto Ltd. (d)	61,388	6,896
Westpac Capital Corp.	253,272	5,528

		55,734

China—2.4%
Aluminum Corp. of China Ltd. ADR (d)	35,300	1,427
Angang Steel Co., Ltd.	810,080	1,872
China Communications Construction Co., Ltd.	706,000	1,587
China Shenhua Energy Co., Ltd., Class H	320,900	1,298
Jiangsu Expressway Co., Ltd.	3,176,000	2,877

		9,061

Hong Kong—10.1%
CLP Holdings Ltd.	1,003,500	8,304
Hong Kong & China Gas Co.	2,313,000	6,998
Hong Kong Electric Holdings	847,000	5,375
Hongkong Land Holdings Ltd.	676,000	2,805
Kerry Properties Ltd.	367,629	2,248
Melco International Development	3,363,000	4,654
Shangri-La Asia Ltd.	1,745,722	4,760
Swire Pacific Ltd.	277,500	3,145

		38,289

India—3.3%
Reliance Communications Ltd.	416,169	5,272
Sterlite Industries India Ltd. (b)	391,762	6,985

		12,257

Japan—58.3%
Asics Corp. (d)	356,000	4,136
Astellas Pharma, Inc.	133,000	5,223
Canon, Inc.	42,100	1,964
Chugai Pharmaceutical Co., Ltd. (d)	537,700	6,098
Daiichi Sankyo Co., Ltd.	150,500	4,465
Daiseki Co., Ltd.	42,600	1,285
Denso Corp.	169,500	5,526
East Japan Railway Co.	982	8,188
Haseko Corp.	925,500	1,379
Hitachi Construction Machinery Co., Ltd.	125,900	3,193
Ibiden Co., Ltd.	116,300	4,613
Japan Steel Works Ltd. (d)	442,000	7,609
Japan Tobacco, Inc.	2,542	12,716
Kawasaki Heavy Industries Ltd. (d)	1,059,000	2,379
KDDI Corp.	963	5,923
Kirin Brewery Co., Ltd.	403,000	7,682
Kuraray Co., Ltd.	290,000	3,485
Marubeni Corp.	879,000	6,468
Message Co., Ltd.	1,827	2,468
Mitsubishi Corp.	260,000	7,955
Mitsubishi Electric Corp.	398,000	3,476
Mitsubishi Rayon Co., Ltd. (d)	322,000	1,039
Mitsubishi UFJ Financial Group, Inc.	878,000	7,681
Mitsui & Co., Ltd. (d)	316,000	6,485
Mitsui Fudosan Co., Ltd.	97,000	1,951
Mizuho Financial Group, Inc. (d)	688	2,541
Nikon Corp. (d)	79,000	2,114
Nintendo Co., Ltd.	27,200	14,231
Nippon Telegraph & Telephone Corp.	1,035	4,483
Nitori Co., Ltd.	119,950	6,814
Nomura Holdings, Inc.	258,900	3,898
Nomura Research Institute Ltd.	116,600	3,069
Secom Co., Ltd.	121,400	5,973
Sumitomo Corp.	284,500	3,792
Sumitomo Metal Industries Ltd.	557,000	2,134
Sumitomo Mitsui Financial Group, Inc. (d)	719	4,776
Suzuki Motor Corp. (d)	150,900	3,838
Toho Titanium Co., Ltd. (d)	110,300	2,846
Toshiba Corp. (d)	273,000	1,835
Towa Pharmaceutical Co., Ltd. (d)	116,600	4,947
Toyo Tanso Co., Ltd. (d)	48,100	4,522
Toyota Boshoku Corp.	179,900	5,434
Toyota Motor Corp. (d)	221,400	11,187
Unicharm Corp.	53,200	3,905
Unicharm Petcare Corp.	36,400	1,158
West Japan Railway Co.	868	3,844

		220,728

New Zealand—0.8%
Nufarm Ltd.	190,754	2,951

Singapore—2.3%
Ausgroup Ltd.	2,016,000	1,373
DBS Group Holdings Ltd.	343,000	4,517
UOL Group Ltd.	1,009,000	2,848

		8,738

United Kingdom—1.6%
HSBC Holdings PLC	373,600	6,128

Schedule of Investments

NACM Pacific Rim Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
Taiwan—3.5%
Ardentec Corp.	3,569,259	$2,557
ASE Test Ltd. (b)	152,900	2,225
AU Optronics Corp. ADR (d)	154,141	2,650
Siliconware Precision Industries Co., Ltd.	1,406,000	2,370
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	235,300	2,416
Vanguard International Semiconductor Corp.	1,375,000	994

		13,212

Total Common Stock (cost—$361,608)		367,098

SHORT-TERM INVESTMENTS—28.5%
Collateral Invested for Securities on Loan (c)—23.0%
Allianz Dresdner Daily Asset Fund (e)	61,372,667	61,373

	Principal Amount (000s)
Calyon, 3.00% due 4/1/08	$10,843	10,843
Natixis, 2.70% due 4/1/08	15,000	15,000

		87,216

Repurchase Agreement—5.5%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $20,744; collateralized by Fannie Mae Discount Note, 1.673% due 1/30/09, valued at $21,160 including accrued interest (cost—$20,743)	20,743	20,743

Total Short-Term Investments (cost—$107,959)		107,959

Total Investments (cost—$469,567) (a)—125.5%		475,057

Liabilities in excess of other assets—(25.5)%		(96,411)

Net Assets—100.0%		$378,646

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $353,453, representing 93.4% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.

(b)	Non-income producing.

(c)	Security purchased with the cash proceeds from securities on loan.

(d)	All or portion of securities on loan with an aggregate market value of $78,351; cash collateral of $82,255 was received with which the Fund purchased short-term investments.

(e)	Affiliated fund.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NFJ All-Cap Value Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.1%
Consumer Discretionary—8.8%
Carnival Corp., UNIT	21,200	$858
Gannett Co., Inc.	24,200	703
Harley-Davidson, Inc. (d)	20,600	772
Leggett & Platt, Inc. (d)	53,000	808

		3,141

Consumer Staples—7.6%
Corn Products International, Inc.	22,200	824
Kimberly-Clark Corp.	13,800	891
SUPERVALU, Inc.	34,100	1,023

		2,738

Energy—13.2%
Chevron Corp.	10,100	862
Cimarex Energy Co.	16,400	898
ConocoPhillips	11,000	838
Energy Coal Resources, Inc. (a)(b)(f)	26,000	412
Tesoro Corp. (d)	25,900	777
Tidewater, Inc. (d)	17,100	942

		4,729

Financial Services—24.0%
Allstate Corp.	18,500	889
Bank of America Corp.	22,600	857
CBL & Associates Properties, Inc., REIT	33,000	776
Comerica, Inc.	21,600	758
Hospitality Properties Trust, REIT	28,200	959
Key Corp.	42,000	922
Lincoln National Corp.	16,400	853
Regions Financial Corp.	39,300	776
Reinsurance Group of America, Inc.	18,300	996
RenaissanceRe Holdings Ltd.	15,500	805

		8,591

Healthcare—6.7%
Biovail Corp. (d)	67,500	719
GlaxoSmithKline PLC ADR	18,900	802
Pfizer, Inc.	41,500	869

		2,390

Industrial—14.3%
3M Co.	11,000	871
General Electric Co.	25,700	951
Masco Corp. (d)	44,200	876
Regal-Beloit Corp.	24,900	912
RR Donnelley & Sons Co.	25,300	767
Skywest, Inc.	35,300	746

		5,123

Information Technology—4.6%
Seagate Technology, Inc.	37,600	787
Xerox Corp.	56,700	849

		1,636

Materials—7.1%
Alcoa, Inc.	23,000	829
Dow Chemical Co.	23,000	848
Freeport-McMoRan Copper & Gold, Inc.	9,200	885

		2,562

Telecommunications—2.4%
Windstream Corp.	73,800	882

Utilities—7.4%
Atmos Energy Corp.	33,300	849
Nisource, Inc.	51,200	883
UGI Corp.	36,400	907

		2,639

Total Common Stock (cost—$40,697)		34,431

SHORT-TERM INVESTMENTS—12.9%
Collateral Invested for Securities on Loan (c)—9.3%
Allianz Dresdner Daily Asset Fund (e)	2,510,288	2,510

	Principal Amount (000s)
Natixis, 2.70% due 4/1/08	$809	809

		3,319

Repurchase Agreement—3.6%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $1,283; collateralized by Fannie Mae, 5.25% due 8/1/12, valued at $1,311 including accrued interest (cost—$1,283)	1,283	1,283

Total Short-Term Investments (cost—$4,602)		4,602

Total Investments (cost—$45,299)—109.0%		39,033

Liabilities in excess of other assets—(9.0)%		(3,209)

Net Assets—100.0%		$35,824

Schedule of Investments

NFJ All-Cap Value Fund

March 31, 2008 (unaudited)

Notes to Schedule of Investments

(amounts in thousands):

(a)	144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid.

(b)	Non-income producing.

(c)	Security purchased with the cash proceeds from securities on loan.

(d)	All or portion of securities on loan with an aggregate market value of $3,220; cash collateral of $3,318 was received with which the Fund purchased short-term investments.

(e)	Affiliated fund.

(f)	Fair valued security.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together

Schedule of Investments

NFJ Dividend Value Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.4%
Consumer Discretionary—15.8%
Black & Decker Corp. (e)	2,500,000	$165,250
CBS Corp., Class B	6,000,000	132,480
Gannett Co., Inc. (e)	4,400,000	127,820
Home Depot, Inc. (e)	12,000,000	335,640
Mattel, Inc.	8,500,000	169,150
V.F. Corp. (e)	1,855,500	143,820
Whirlpool Corp. (e)	1,774,000	153,948

		1,228,108

Consumer Staples—11.7%
Altria Group, Inc.	2,000,000	44,400
Anheuser-Busch Cos., Inc.	3,500,000	166,075
Coca-Cola Co.	2,150,000	130,871
Kimberly-Clark Corp.	2,400,000	154,920
Kraft Foods, Inc., Class A	5,200,000	161,252
Philip Morris International, Inc. (c)	2,000,000	101,160
Reynolds American, Inc. (e)	2,500,000	147,575

		906,253

Energy—19.4%
Chevron Corp.	2,423,400	206,861
ConocoPhillips	2,800,000	214,238
Diamond Offshore Drilling, Inc. (e)	1,500,000	174,600
Halliburton Co.	4,600,000	180,918
Marathon Oil Corp. (e)	4,300,000	196,080
Occidental Petroleum Corp.	2,800,000	204,876
Royal Dutch Shell PLC ADR (e)	2,500,000	172,450
Total S.A. ADR	2,100,000	155,421

		1,505,444

Financial Services—15.6%
Allstate Corp.	4,000,000	192,240
Bank of America Corp.	3,200,000	121,312
Host Hotels & Resorts, Inc., REIT (e)	9,359,700	149,006
JPMorgan Chase & Co.	3,000,000	128,850
Key Corp.	4,000,000	87,800
Lincoln National Corp.	2,800,000	145,600
Regions Financial Corp. (e)	7,500,000	148,125
Travelers Cos., Inc.	3,000,000	143,550
Wachovia Corp. (e)	3,500,000	94,500

		1,210,983

Healthcare—10.0%
GlaxoSmithKline PLC ADR (e)	7,300,000	309,739
Pfizer, Inc.	15,000,000	313,950
Wyeth	3,611,000	150,795

		774,484

Industrial—8.1%
Caterpillar, Inc.	2,400,000	187,896
Norfolk Southern Corp.	3,000,000	162,960
RR Donnelley & Sons Co.	3,700,000	112,147
Waste Management, Inc.	4,785,400	160,598

		623,601

Information Technology—5.6%
Intel Corp.	9,500,000	201,210
Seagate Technology (e)	10,954,500	229,387

		430,597

Materials—5.7%
Alcoa, Inc.	5,000,000	180,300
Dow Chemical Co.	7,000,000	257,950

		438,250

Telecommunications—5.8%
AT&T, Inc.	4,000,000	153,200
Verizon Communications, Inc.	3,800,000	138,510
Windstream Corp. (e)	13,500,000	161,325

		453,035

Utilities—1.7%
Ameren Corp. (e)	3,000,000	132,120

Total Common Stock (cost—$8,363,036)		7,702,875

SHORT-TERM INVESTMENTS—7.5%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (d)—7.3%
Anglo Irish Bank, FRN (a), 2.75% due 9/5/08	$45,000	45,000
Axon Group PLC, FRN (a)(b)(f)(g)(h)(i)*
2.589% due 2/25/09	25,000	22,250
2.665%	40,000	35,600
2.683%	20,000	17,800
2.685%	20,000	17,800
2.935%	10,000	8,900
3.048%	25,000	22,250
BNP Paribas, 3.00% due 4/1/08	70,000	70,000
Calyon, 3.00% due 4/1/08	25,000	25,000
CIT Group, Inc., FRN, 2.765% due 5/9/08	12,000	12,001
Dorada Finance, Inc., FRN (a)(f)(h),
2.594% due 4/25/08	12,000	12,000

Schedule of Investments

NFJ Dividend Value Fund

March 31, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
2.665% due 7/7/08	$15,000	$14,999
Goldman Sachs Group L.P., Series 2, FRN (a)
2.888% due 9/12/08	13,000	13,000
HSH Nordbank AG, FRN (a), 2.609% due 9/19/08	10,000	10,000
ING Bank NV, 3.00% due 4/1/08	70,000	70,000
K2, Inc., FRN (a)(f)(h), 2.665% due 4/9/08	25,000	25,000
2.695% due 5/23/08	5,000	5,000
Links Finance LLC, FRN (a)(f)(h), 3.114% due 4/1/08	14,000	14,000
Morgan Stanley, FRN, 2.55% due 9/3/08	10,000	10,000
Natixis, 2.70% due 4/1/08	1,587	1,587
2.75% due 4/1/08	50,000	50,000
Northern Rock PLC, FRN (a)(h), 2.78% due 8/1/08	2,000	2,000
Royal Bank of Scotland Group PLC, 2.90% due 4/1/08	25,000	25,000
Sigma Finance, Inc., FRN (a)(f)(h), 2.705% due 5/16/08	30,000	30,001
SIV Portfolio PLC (formerly, Cheyne Capital LLC), FRN (a)(b)(f)(g)(h)(i)*
2.67%	4,150	3,400

		562,588

Repurchase Agreement—0.2%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $20,602; collateralized by Freddie Mac, 5.00% due 6/11/09, valued at $21,014 including accrued interest (cost—$20,601)	20,601	20,601

Total Short-Term Investments (cost—$599,336)		583,189

Total Investments (cost—$8,962,372)—106.9%		8,286,064

Liabilities in excess of other assets—(6.9)%		(535,287)

Net Assets—100.0%		$7,750,777

Notes to Schedule of Investments

(amounts in thousands):

*	On April 7, 2008 (subsequent to the end of the period covered by this report), The Bank of New York issued an irrevocable letter of credit (the “LOC”) to the Allianz Funds (the “Trust”) on behalf of this Fund and other Funds that hold securities of Axon Group PLC (“Axon”) and SIV Portfolio PLC (“SIV Portfolio”), formerly Cheyne Capital LLC, as investments of collateral for securities on loan under the Trust’s securities lending program. The LOC is designed to provide financial support to the Fund with the result that, as of the date of issuance of this report, the Fund is effectively valuing each Axon and SIV Portfolio position at its full principal amount, taking into account the fair value being used for each such position together with a receivable to the Fund associated with the position under the LOC. The LOC was arranged for by an affiliate of the Trust’s investment manager at no cost to the Trust or the Funds.

(a)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(b)	Security in default.

(c)	Non-income producing.

(d)	Security purchased with the cash proceeds from securities on loan.

(e)	All or portion of securities on loan with an aggregate market value of $563,843; cash collateral of $579,472 was received with which the Fund purchased short-term investments.

(f)	Security issued by a structured investment vehicle (“SIV”).

(g)	Fair valued security.

(h)	Illiquid security.

(i)	Issuer of the security is in the process of restructuring, at March 31, 2008, the maturity date for the payment of principal was undetermined.

Glossary:

ADR—American Depositary Receipt

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2008.

REIT—Real Estate Investment Trust

Schedule of Investments

NFJ International Value Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—94.5%
Belgium—1.7%
Etablissements Delhaize Feres ET CIE ADR (c)	235,000	$18,483

Bermuda—2.6%
Ingersoll-Rand Co., Ltd., Class A	230,000	10,253
RenaissanceRe Holdings Ltd.	350,000	18,169

		28,422

Brazil—6.6%
Cia de Saneamento Basico do Estado de Sao Paulo ADR (c)	700,000	31,031
Cia Paranaense de Energia ADR (c)	1,300,000	21,229
Petroleo Brasileiro S.A. ADR	176,900	18,063

		70,323

Canada—15.2%
Agrium, Inc.	160,000	9,938
Canadian Pacific Railway Ltd.	300,000	19,287
Fording Canadian Coal Trust, UNIT (c)	600,000	31,320
Magna International, Inc., Class A	250,000	18,038
Methanex Corp.	206,000	5,391
Petro-Canada (c)	650,000	28,216
Teck Cominco Ltd., Class B (c)	700,000	28,672
TransCanada Corp. (c)	570,000	21,962

		162,824

Cayman Islands—0.8%
Seagate Technology	400,000	8,376

China—1.3%
Sinopec Shanghai Petrochemical Co., Ltd. ADR (c)	400,000	13,996

Colombia—1.8%
BanColombia S.A. ADR	550,000	19,503

Finland—1.9%
Metso Oyj ADR (c)	91,200	4,950
Stora Enso Oyj ADR (c)	1,342,000	15,466

		20,416

France—3.0%
AXA S.A. ADR (c)	900,000	32,499

Germany—5.0%
BASF SE ADR (c)	65,000	8,746
Deutsche Bank AG (c)	250,000	28,262
Siemens AG ADR (c)	150,000	16,341

		53,349

Greece—0.9%
DryShips, Inc. (c)	175,000	10,484

Ireland—2.6%
Allied Irish Banks PLC ADR (c)	650,000	28,067

Israel—1.0%
Teva Pharmaceutical Industries Ltd. ADR	225,000	10,393

Japan—3.9%
Canon, Inc. ADR (c)	550,000	25,503
Nissan Motor Co., Ltd. ADR (c)	999,400	16,670

		42,173

Luxembourg—2.0%
Ternium S.A. ADR (c)	600,000	21,528

Marshall Islands—0.6%
Teekay Shipping Corp. (c)	144,000	6,116

Mexico—6.5%
Cemex S.A. de C.V. ADR (a)	950,000	24,814
Coca-Cola Femsa S.A. de C.V. ADR (c)	450,000	25,348
Telefonos de Mexico S.A. de C.V. ADR, Class L (c)	525,000	19,740

		69,902

Netherlands—4.2%
Aegon NV	691,900	10,130
ING Groep NV ADR (c)	929,200	34,724

		44,854

Norway—3.9%
Norsk Hydro ASA ADR	610,000	8,937
Statoilhydro ASA ADR (c)	1,100,000	32,857

		41,794

Peru—1.1%
Compania de Minas Buenaventura S.A. ADR	176,000	12,056

South Africa—2.8%
Sasol Ltd. ADR	611,800	29,605

South Korea—7.2%
Korea Electric Power Corp. ADR (c)	2,100,000	31,584
KT Corp. ADR (c)	1,200,000	28,500
SK Telecom Co., Ltd. ADR (c)	775,000	16,748

		76,832

Sweden—1.8%
Volvo AB ADR (c)	1,300,000	19,695

Taiwan—4.2%
AU Optronics Corp. ADR (c)	500,912	8,611

Schedule of Investments

NFJ International Value Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
Siliconware Precision Industries Co. ADR (c)	4,300,000	$36,120

		44,731

United Kingdom—11.9%
AstraZeneca PLC ADR	226,300	8,597
British American Tobacco PLC ADR (c)	272,000	20,604
Carnival PLC ADR (c)	210,000	8,467
Diageo PLC ADR	97,000	7,888
GlaxoSmithKline PLC ADR	520,000	22,064
HSBC Holdings PLC ADR (c)	375,000	30,862
Unilever PLC ADR	530,000	17,872
United Utilities PLC ADR (c)	420,000	11,489

		127,843

Total Common Stock (cost—$1,058,577)		1,014,264

SHORT-TERM INVESTMENTS—36.7%
Collateral Invested for Securities on Loan (b)—32.1%
Allianz Dresdner Daily Asset Fund (d)	126,767,907	126,768

	Principal Amount (000s)
BNP Paribas,
3.00% due 4/1/08	$50,000	50,000
Calyon,
3.00% due 4/1/08	50,000	50,000
Danske Bank A/S,
3.05% due 4/1/08	50,000	50,000
Natixis,
2.70% due 4/1/08	12,525	12,525
Nordea Bank AB,
2.813% due 4/1/08	30,000	30,000
Royal Bank of Scotland Group PLC,
2.90% due 4/1/08	25,000	25,000

		344,293

Repurchase Agreement—4.6%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $50,147; collateralized by Fannie Mae, 4.25% due 5/15/09, valued at $51,151 including accrued interest (cost—$50,144)	50,144	50,144

Total Short-Term Investments (cost—$394,437)		394,437

Total Investments (cost—$1,453,014)—131.2%		1,408,701

Liabilities in excess of other assets—(31.2)%		(335,246)

Net Assets—100.0%		$1,073,455

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	Security purchased with the cash proceeds from securities on loan.

(c)	All or portion of securities on loan with an aggregate market value of $332,551; cash collateral of $343,807 was received with which the Fund purchased short-term investments.

(d)	Affiliated fund.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments

NFJ Large-Cap Value Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—93.5%
Consumer Discretionary—8.1%
Carnival Corp., UNIT	460,000	$18,621
CBS Corp., Class B	851,600	18,803
Fortune Brands, Inc.	145,200	10,091
Harley-Davidson, Inc. (c)	175,600	6,585
Home Depot, Inc.	321,300	8,987
Johnson Controls, Inc.	272,800	9,221
McDonald’s Corp.	82,800	4,618
Paccar, Inc. (c)	224,099	10,084

		87,010

Consumer Staples—7.0%
Altria Group, Inc.	297,900	6,614
Anheuser-Busch Cos., Inc.	227,400	10,790
Archer-Daniels-Midland Co.	521,000	21,444
Kimberly-Clark Corp.	318,900	20,585
Philip Morris International, Inc. (a)	297,900	15,068

		74,501

Energy—15.9%
Apache Corp.	280,400	33,878
ConocoPhillips	420,000	32,008
Diamond Offshore Drilling, Inc. (c)	184,700	21,499
Halliburton Co.	572,500	22,517
Marathon Oil Corp.	674,700	30,766
Valero Energy Corp.	591,100	29,029

		169,697

Financial Services—23.2%
Allstate Corp.	785,700	37,761
Bank of America Corp.	745,800	28,273
MetLife, Inc.	476,400	28,708
Morgan Stanley	387,500	17,709
ProLogis, REIT (c)	364,800	21,472
Prudential Financial, Inc.	264,400	20,689
Regions Financial Corp.	1,151,700	22,746
Simon Property Group, Inc., REIT (c)	122,000	11,335
Travelers Cos., Inc.	831,600	39,792
Wachovia Corp. (c)	726,000	19,602

		248,087

Healthcare—7.3%
Cigna Corp.	404,300	16,403
Johnson & Johnson	327,400	21,238
Pfizer, Inc.	945,100	19,781
Wyeth	493,200	20,596

		78,018

Industrial—9.2%
3M Co.	133,100	10,535
Burlington Northern Santa Fe Corp.	127,300	11,740
Caterpillar, Inc.	295,800	23,158
FedEx Corp.	113,600	10,527
General Electric Co.	312,300	11,558
Northrop Grumman Corp.	267,400	20,807
Waste Management, Inc.	307,300	10,313

		98,638

Information Technology—3.4%
Hewlett-Packard Co.	229,300	10,470
Microsoft Corp.	179,500	5,094
Xerox Corp.	1,369,800	20,506

		36,070

Materials—9.7%
Alcoa, Inc.	607,500	21,906
Dow Chemical Co.	802,000	29,554
Freeport-McMoRan Copper & Gold, Inc.	240,314	23,123
International Paper Co. (c)	308,200	8,383
Nucor Corp.	174,500	11,821
PPG Industries, Inc.	152,000	9,197

		103,984

Telecommunications—6.8%
AT&T, Inc.	1,085,100	41,559
Verizon Communications, Inc.	848,700	30,935

		72,494

Utilities—2.9%
Dominion Resources, Inc.	258,000	10,537
Edison International	406,100	19,907

		30,444

Total Common Stock (cost—$1,064,881)		998,943

SHORT-TERM INVESTMENTS—10.6%
Collateral Invested for Securities on Loan (b)—5.7%
Allianz Dresdner Daily Asset Fund (d)	33,627,517	33,627

	Principal Amount (000s)
Natixis,
2.70% due 4/1/08	$12,020	12,020
Royal Bank of Scotland Group PLC,
2.90% due 4/1/08	15,000	15,000

		60,647

Schedule of Investments

NFJ Large-Cap Value Fund

March 31, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—4.9%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $52,173; collateralized by Fannie Mae, 4.25% due 5/15/09, valued at $12,943 including accrued interest and Freddie Mac, 5.00% due 6/11/09, valued at $40,273 including accrued interest (cost—$52,170)	$52,170	$52,170

Total Short-Term Investments (cost—$112,817)		112,817

Total Investments (cost—$1,177,698)—104.1%		1,111,760

Liabilities in excess of other assets—(4.1)%		(43,785)

Net Assets—100.0%		$1,067,975

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	Security purchased with the cash proceeds from securities on loan.

(c)	All or portion of securities on loan with an aggregate market value of $58,741; cash collateral of $60,612 was received with which the Fund purchased short-term investments.

(d)	Affiliated fund.

Glossary:

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

NFJ Mid-Cap Value Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.9%
Consumer Discretionary—14.0%
Black & Decker Corp.	4,000	$264
Gannett Co., Inc.	7,600	221
Harley-Davidson, Inc.	6,500	244
Leggett & Platt, Inc.	15,500	236
Limited Brands, Inc.	13,900	238
Mattel, Inc.	13,300	265

		1,468

Consumer Staples—7.3%
Corn Products International, Inc.	7,800	289
Reynolds American, Inc.	4,200	248
SUPERVALU, Inc.	7,700	231

		768

Energy—9.9%
Chesapeake Energy Corp.	5,500	254
Cimarex Energy Co.	4,900	268
Tesoro Corp.	7,800	234
Tidewater, Inc.	5,100	281

		1,037

Financial Services—28.4%
Associated Banc-Corp.	10,400	277
Comerica, Inc.	6,700	235
Duke Realty Corp., REIT	11,600	265
Hospitality Properties Trust, REIT	8,700	296
Key Corp.	11,000	242
Lincoln National Corp.	5,100	265
Mercury General Corp.	5,900	261
Nationwide Financial Services, Class A	6,500	307
Protective Life Corp.	7,200	292
Reinsurance Group of America, Inc.	5,000	272
RenaissanceRe Holdings Ltd.	5,100	265

		2,977

Healthcare—2.0%
Biovail Corp.	19,800	211

Industrial—15.5%
Avery Dennison Corp.	5,500	271
Ingersoll-Rand Co., Ltd., Class A	6,000	267
Masco Corp.	13,000	258
Parker Hannifin Corp.	3,950	274
RR Donnelley & Sons Co.	8,400	255
Ryder System, Inc.	5,000	304

		1,629

Information Technology—4.2%
Jabil Circuit, Inc.	19,700	187
Seagate Technology, Inc.	12,000	251

		438

Materials—7.6%
PPG Industries, Inc.	4,600	278
Sonoco Products Co.	9,100	261
Teck Cominco Ltd., Class B	6,300	258

		797

Telecommunications—2.7%
Windstream Corp.	24,100	288

Utilities—7.3%
Atmos Energy Corp.	10,200	260
Nisource, Inc.	14,800	255
SCANA Corp.	7,000	256

		771

Total Common Stock (cost—$12,860)		10,384

	Principal Amount (000s)
Repurchase Agreement—1.4%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $140; collateralized by Freddie Mac, 5.00% due 6/11/09, valued at $147 including accrued interest (cost—$140)	$140	140

Total Investments (cost—$13,000)—100.3%		10,524

Liabilities in excess of other assets—(0.3)%		(28)

Net Assets—100.0%		$10,496

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

NFJ Small-Cap Value Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.9%
Consumer Discretionary—6.3%
AH Belo Corp., Class A (e)	431,480	$4,932
Belo Corp., Class A (e)	2,177,400	23,015
Brown Shoe Co., Inc. (e)	1,290,350	19,446
Cato Corp., Class A (e)	1,408,500	21,043
CKE Restaurants, Inc. (e)	877,000	9,840
Dover Downs Gaming & Entertainment, Inc. (e)	540,600	4,600
Ethan Allen Interiors, Inc. (e)	1,309,200	37,220
Lancaster Colony Corp.	710,000	28,372
Sonic Automotive, Inc., Class A (e)	1,270,100	26,100
Sotheby’s (e)	1,376,200	39,786
Thor Industries, Inc. (e)	1,184,400	35,260

		249,614

Consumer Staples—7.2%
Casey’s General Stores, Inc.	1,509,300	34,110
Corn Products International, Inc.	1,265,400	46,997
JM Smucker Co.	903,700	45,736
Loews Corp. - Carolina Group	206,800	15,004
PepsiAmericas, Inc.	1,651,400	42,160
Pilgrim’s Pride Corp. (e)	1,665,900	33,701
Universal Corp. (e)	899,500	58,944
WD-40 Co.	111,500	3,707
Zep, Inc.	315,300	5,114

		285,473

Energy—13.1%
Berry Petroleum Co., Class A (e)	1,271,900	59,131
Buckeye Partners L.P. (e)	868,700	40,047
Cabot Oil & Gas Corp. (e)	1,106,800	56,270
Cimarex Energy Co.	1,076,900	58,949
Frontier Oil Corp.	875,700	23,872
Holly Corp.	840,100	36,469
Lufkin Industries, Inc.	511,100	32,618
Magellan Midstream Partners L.P. (e)	1,149,900	46,571
NuStar Energy L.P. (e)	389,300	18,858
St. Mary Land & Exploration Co.	1,492,000	57,442
Suburban Propane Partners L.P. (e)	363,600	14,119
TC Pipelines L.P.	231,400	7,955
Tidewater, Inc. (e)	820,000	45,190
Tsakos Energy Navigation Ltd. (e)	421,200	12,956
Western Refining, Inc. (e)	685,000	9,227

		519,674

Financial Services—19.5%
Advance America, Cash Advance Centers, Inc. (e)	2,230,900	16,843
Amcore Financial, Inc. (e)	177,200	3,606
American Equity Investment Life Holding Co. (e)	1,463,300	13,579
American Financial Group, Inc. (e)	1,538,000	39,311
BancorpSouth, Inc. (e)	1,213,000	28,093
Bank of Hawaii Corp. (e)	898,900	44,550
CBL & Associates Properties, Inc., REIT (e)	1,315,000	30,942
Cullen/Frost Bankers, Inc.	914,300	48,495
Delphi Financial Group, Inc., Class A (e)	1,076,000	31,452
Equity One, Inc., REIT (e)	1,640,800	39,330
First Industrial Realty Trust, Inc., REIT (e)	1,192,000	36,821
FirstMerit Corp. (e)	414,900	8,572
Frontier Financial Corp. (e)	704,500	12,456
Fulton Financial Corp. (e)	805,800	9,903
Healthcare Realty Trust, Inc., REIT (e)	1,564,100	40,901
Hilb Rogal & Hobbs Co. (e)	978,500	30,793
HRPT Properties Trust, REIT (e)	4,617,000	31,072
Infinity Property & Casualty Corp. (e)	335,500	13,957
International Bancshares Corp.	449,200	10,143
Jefferies Group, Inc. (e)	1,779,400	28,702
Kingsway Financial Services, Inc. (e)	677,100	8,003
Midland Co.	90,500	5,876
National Penn Bancshares, Inc. (e)	883,739	16,075
Nationwide Health Properties, Inc., REIT (e)	1,350,000	45,562
Old National Bancorp (e)	886,100	15,950
Potlatch Corp., REIT (e)	976,938	40,318
RLI Corp. (e)	312,200	15,476
Susquehanna Bancshares, Inc. (e)	1,050,900	21,407
Washington Federal, Inc.	1,695,000	38,714
Whitney Holding Corp. (e)	728,700	18,065
Zenith National Insurance Corp. (e)	836,300	29,990

		774,957

Healthcare—4.0%
Hillenbrand Industries, Inc.	781,600	37,360
Invacare Corp. (e)	1,200,000	26,736
Owens & Minor, Inc. (e)	1,109,600	43,652
West Pharmaceutical Services, Inc. (e)	1,156,700	51,161

		158,909

Industrial—21.1%
Acuity Brands, Inc. (e)	889,000	38,182
Albany International Corp., Class A (e)	993,700	35,912
Applied Industrial Tech, Inc.	321,100	9,598
Arkansas Best Corp. (e)	1,176,100	37,470
Barnes Group, Inc. (e)	1,576,500	36,181
Briggs & Stratton Corp.	334,800	5,993
Crane Co.	1,163,600	46,951
DRS Technologies, Inc.	1,000,800	60,836

Schedule of Investments

NFJ Small-Cap Value Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
DryShips, Inc. (e)	241,300	$14,456
Ennis, Inc.	247,300	4,150
Excel Maritime Carriers Ltd. (e)	374,900	11,003
Genco Shipping & Trading Ltd. (e)	616,000	34,761
General Maritime Corp. (e)	1,537,600	36,303
Harsco Corp.	932,000	51,614
Heidrick & Struggles International, Inc. (e)	971,800	31,613
Kennametal, Inc.	1,487,800	43,786
Lennox International, Inc. (e)	1,139,500	40,988
Lincoln Electric Holdings, Inc. (e)	789,800	50,934
Mueller Industries, Inc. (e)	1,201,200	34,655
Quintana Maritime Ltd.	591,300	14,002
Regal-Beloit Corp. (e)	975,500	35,732
Schawk, Inc. (e)	576,900	9,225
Simpson Manufacturing Co., Inc. (e)	1,223,200	33,246
Skywest, Inc.	1,415,900	29,904
Tomkins PLC ADR	317,300	4,512
Universal Forest Products, Inc. (e)	523,500	16,857
Werner Enterprises, Inc. (e)	2,222,400	41,248
World Fuel Services Corp.	1,105,500	31,031

		841,143

Information Technology—1.3%
Himax Technologies, Inc. ADR	1,098,100	5,326
NAM TAI Electronics, Inc.	515,900	4,953
Park Electrochemical Corp.	651,500	16,841
Technitrol, Inc.	1,140,000	26,368

		53,488

Materials—13.1%
Agnico-Eagle Mines Ltd.	261,700	17,720
AMCOL International Corp. (e)	266,600	8,326
Bemis Co., Inc. (e)	1,585,600	40,322
Cleveland-Cliffs, Inc. (e)	482,200	57,777
Commercial Metals Co.	1,754,000	52,567
Iamgold Corp.	5,839,900	42,806
Lubrizol Corp.	853,200	47,361
Methanex Corp. (e)	1,663,200	43,526
Quanex Corp. (e)	1,014,200	52,475
Royal Gold, Inc. (e)	1,392,500	42,012
RPM International, Inc.	2,126,600	44,531
Sensient Technologies Corp. (e)	1,412,700	41,661
Titanium Metals Corp.	1,288,400	19,390
Westlake Chemical Corp. (e)	910,900	11,887

		522,361

Telecommunications—0.7%
Iowa Telecommunications Services, Inc. (e)	1,502,400	26,638

Utilities—10.6%
Atmos Energy Corp. (e)	1,504,000	38,352
Cleco Corp. (e)	1,637,000	36,309
Energen Corp.	910,000	56,693
National Fuel Gas Co. (e)	1,091,700	51,539
Oge Energy Corp.	1,213,500	37,825
PNM Resources, Inc.	504,700	6,294
Southwest Gas Corp.	1,010,000	28,239
UGI Corp.	1,745,200	43,490
Vectren Corp.	1,438,100	38,584
Westar Energy, Inc. (e)	1,819,000	41,419
WGL Holdings, Inc. (e)	1,374,700	44,073

		422,817

Total Common Stock (cost—$3,383,221)		3,855,074

SHORT-TERM INVESTMENTS—31.0%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (d)—27.5%
Anglo Irish Bank, FRN (a), 2.75% due 9/5/08	$20,000	20,000
Axon Group PLC, FRN (a)(b)(f)(g)(h)(i)*
2.665%	20,000	17,800
2.683%	10,000	8,900
2.685%	50,000	44,500
3.048%	50,000	44,500
BNP Paribas, 3.00% due 4/1/08	150,000	150,000
Calyon, 3.00% due 4/1/08	150,000	150,000
CIT Group, Inc., FRN, 2.765% due 5/9/08	4,000	4,000
Danske Bank A/S, 3.05% due 4/1/08	175,000	175,000
Dorada Finance, Inc., FRN (a)(f)(h),
2.594% due 4/25/08	8,000	8,000
2.665% due 7/7/08	10,000	9,999
Goldman Sachs Group L.P., Series 2, FRN (a)
2.888% due 9/12/08	10,000	10,000

Schedule of Investments

NFJ Small-Cap Value Fund

March 31, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
HSH Nordbank AG, FRN (a) 2.609% due 9/19/08	$24,000	$24,000
ING Bank NV, 3.00% due 4/1/08	175,000	175,000
K2, Inc., FRN (a)(f)(h), 2.665% due 4/9/08	25,000	25,000
2.695% due 5/23/08	5,000	5,000
Links Finance LLC, FRN (a)(f)(h), 3.114% due 4/1/08	10,000	10,000
Morgan Stanley, FRN, 2.55% due 9/3/08	10,000	10,000
Natixis, 2.70% due 4/1/08	20,396	20,396
2.75% due 4/1/08	75,000	75,000
Northern Rock PLC, FRN (a)(h), 2.78% due 8/1/08	2,000	2,000
Royal Bank of Scotland Group PLC, 2.90% due 4/1/08	50,000	50,000
Sigma Finance, Inc., FRN (a)(f)(h), 2.705% due 5/16/08	47,000	47,001
SIV Portfolio PLC (formerly, Cheyne Capital LLC), (a)(b)(f)(g)(h)(i)*
2.55%	8,092	6,629
2.67%, FRN	4,150	3,400

		1,096,125

Repurchase Agreement—3.5%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $140,082; collateralized by Federal Home Loan Bank, 5.25% due 6/12/09, valued at $61,966 including accrued interest and Freddie Mac, 5.00% due 6/11/09, valued at $80,915 including accrued interest (cost—$140,075)	140,075	140,075

Total Short-Term Investments (cost—$1,252,710)		1,236,200

Total Investments (cost—$4,635,931)—127.9%		5,091,274

Liabilities in excess of other assets—(27.9)%		(1,112,051)

Net Assets—100.0%		$3,979,223

Notes to Schedule of Investments

(amounts in thousands):

*	On April 7, 2008 (subsequent to the end of the period covered by this report), The Bank of New York issued an irrevocable letter of credit (the “LOC”) to the Allianz Funds (the “Trust”) on behalf of this Fund and other Funds that hold securities of Axon Group PLC (“Axon”) and SIV Portfolio PLC (“SIV Portfolio”), formerly Cheyne Capital LLC, as investments of collateral for securities on loan under the Trust’s securities lending program. The LOC is designed to provide financial support to the Fund with the result that, as of the date of issuance of this report, the Fund is effectively valuing each Axon and SIV Portfolio position at its full principal amount, taking into account the fair value being used for each such position together with a receivable to the Fund associated with the position under the LOC. The LOC was arranged for by an affiliate of the Trust’s investment manager at no cost to the Trust or the Funds.

(a)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(b)	Security in default.

(c)	Non-income producing.

(d)	Securites purchased with cash proceeds from securities on loan.

(e)	All or portion of securities on loan with an aggregate market value of $1,079,941; cash collateral of $1,113,208 was received with which the Fund purchased short-term investments.

(f)	Security issued by a structured investment vehicle (“SIV”).

(g)	Fair valued security.

(h)	Illiquid security.

(i)	Issuer of the security is in the process of restructuring, at March 31, 2008, the maturity date for the payment of principal was undetermined.

Glossary:

ADR—American Depositary Receipt

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2008.

REIT—Real Estate Investment Trust

Schedule of Investments

OCC Core Equity Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.6%
Aerospace—4.8%
Boeing Co.	1,500	$112
Lockheed Martin Corp.	2,300	228

		340

Capital Goods—9.0%
Eaton Corp.	1,850	147
Terex Corp. (a)	4,150	259
Textron, Inc.	4,250	236

		642

Chemicals—1.7%
Mosaic Co. (a)	1,200	123

Consumer Discretionary—0.7%
Polo Ralph Lauren Corp.	900	52

Consumer Staples—6.3%
Altria Group, Inc.	2,000	45
Coca-Cola Co.	2,300	140
Philip Morris International, Inc. (a)	2,000	101
Unilever NV	4,750	160

		446

Energy—11.1%
Chevron Corp.	1,900	162
ConocoPhillips	2,150	164
Nabors Industries Ltd. (a)	1,700	57
Weatherford International Ltd. (a)	2,700	196
XTO Energy, Inc.	3,325	206

		785

Financial Services—15.5%
Ambac Financial Group, Inc.	2,100	12
American Express Co.	2,800	122
Bank of America Corp.	3,200	121
Goldman Sachs Group, Inc.	195	32
JPMorgan Chase & Co.	4,650	200
Lehman Brothers Holdings, Inc.	2,600	98
SLM Corp. (a)	10,600	163
Wachovia Corp.	3,800	103
Wells Fargo & Co.	8,650	252

		1,103

Healthcare—16.0%
Abbott Laboratories	4,150	229
Forest Laboratories, Inc. (a)	2,200	88
Hologic, Inc. (a)	2,300	128
Merck & Co., Inc.	6,400	243
Roche Holdings AG ADR	1,400	132
Teva Pharmaceutical Industries Ltd. ADR	4,450	205
Wyeth	2,700	113

		1,138

Materials & Processing—4.5%
Companhia Vale do Rio Doce ADR	4,850	168
Precision Castparts Corp.	1,450	148

		316

Technology—22.4%
Adobe Systems, Inc. (a)	6,050	215
Apple, Inc. (a)	2,025	291
Cisco Systems, Inc. (a)	8,950	216
Corning, Inc.	3,100	74
EMC Corp. (a)	10,250	147
Google, Inc., Class A (a)	665	293
Intel Corp.	10,350	219
Nokia Corp. ADR	4,200	134

		1,589

Telecommunications—2.9%
AT&T, Inc.	3,000	115
NII Holdings, Inc. (a)	2,800	89

		204

Transportation—2.7%
Union Pacific Corp.	1,550	194

Total Common Stock (cost—$7,173)		6,932

	Principal Amount (000s)
Repurchase Agreement—2.4%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $166; collateralized by Freddie Mac, 4.625% due 12/19/08, valued at $170 including accrued interest (cost—$166)	$166	166

Total Investments (cost—$7,339)—100.0%		7,098

Other assets less liabilities—0.0%		3

Net Assets—100.0%		$7,101

Notes to Schedule of Investments:

(a)	Non-income producing

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

OCC Equity Premium Strategy Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.4%
Aerospace—3.8%
Boeing Co.	9,900	$736
Lockheed Martin Corp.	11,000	1,092

		1,828

Capital Goods—8.0%
Eaton Corp.	12,800	1,020
Terex Corp. (c)	22,900	1,431
Textron, Inc.	25,600	1,419

		3,870

Chemicals—1.5%
Mosaic Co. (c)	7,300	749

Consumer Discretionary—1.4%
Polo Ralph Lauren Corp.	11,600	676

Commercial Services—3.2%
MasterCard, Inc., Class A (e)	4,833	1,078
Moody’s Corp. (e)	14,100	491

		1,569

Consumer Staples—6.5%
Altria Group, Inc.	18,200	404
Coca-Cola Co. (b)	16,700	1,016
Philip Morris International, Inc. (c)	18,200	921
Unilever NV	23,700	799

		3,140

Energy—12.1%
Chevron Corp.	13,600	1,161
ConocoPhillips (b)	15,000	1,143
EOG Resources, Inc.	3,300	396
Exxon Mobil Corp.	9,100	769
Patterson-UTI Energy, Inc.	15,500	406
Weatherford International Ltd. (c)	8,800	638
XTO Energy, Inc. (b)	21,500	1,330

		5,843

Financial Services—15.4%
American Express Co.	21,900	957
Bank of America Corp. (b)	21,200	804
CapitalSource, Inc., REIT (e)	88,500	856
Countrywide Financial Corp. (e)	84,800	466
Goldman Sachs Group, Inc.	1,400	232
JPMorgan Chase & Co. (b)	33,900	1,456
Lehman Brothers Holdings, Inc.	23,500	884
MBIA, Inc. (e)	32,625	399
PMI Group, Inc. (e)	45,105	262
SLM Corp. (c)(e)	75,100	1,153

		7,469

Healthcare—12.3%
Abbott Laboratories	34,300	1,892
Forest Laboratories, Inc. (c)	15,700	628
Hologic, Inc. (c)(e)	15,800	879
Merck & Co., Inc.	45,200	1,715
Roche Holdings AG (g)	4,600	867

		5,981

Materials & Processing—4.2%
Freeport-McMoRan Copper & Gold, Inc. (b)	11,000	1,058
Precision Castparts Corp.	9,600	980

		2,038

Technology—22.1%
Adobe Systems, Inc. (c)	49,000	1,744
Apple, Inc. (c)	11,000	1,579
Cisco Systems, Inc. (b)(c)	76,800	1,850
Corning, Inc.	28,000	673
Google, Inc., Class A (c)	4,426	1,949
Intel Corp. (b)	71,809	1,521
Nokia Corp. ADR	44,100	1,404

		10,720

Telecommunications—3.8%
AT&T, Inc. (b)	13,500	517
NII Holdings, Inc. (c)	19,500	620
Sprint Nextel Corp.	106,400	712

		1,849

Transportation—4.1%
Continental Airlines, Inc., Class B (c)	33,600	646
Union Pacific Corp. (b)	10,500	1,317

		1,963

Total Common Stock (cost—$57,074)		47,695

SHORT-TERM INVESTMENTS—11.4%
Collateral Invested for Securities on Loan (d)—9.8%
Allianz Dresdner Daily Asset Fund Fund (f)	2,065,206	2,065

	Principal Amount (000s)
Natixis, 2.70% due 4/1/08	$2,648	2,648

		4,713

Schedule of Investments

OCC Equity Premium Strategy Fund

March 31, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—1.6%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $787; collateralized by Freddie Mac, 5.00% due 6/11/09, valued at $804 including accrued interest (cost—$787)	$787	$787

Total Short-Term Investments (cost—$5,500)		5,500

OPTIONS PURCHASED (c)—0.3%

	Contracts
Put Options—0.3%
Sprint Nextel Corp. (CBOE), strike price $8, expires 4/19/08 (cost—$61)	1,000	148

Total Investments before options written (cost—$62,635)—110.1%		53,343

OPTIONS WRITTEN (c)—(0.3)%
Call Options—(0.3)%
Chevron Corp. (OTC), strike price $93, expires 5/17/08	100	(7)
Cisco Systems, Inc. (CBOE), strike price $29, expires 5/17/08	500	(5)
ConocoPhillips (CBOE), strike price $85, expires 5/17/08	100	(9)
Freeport-McMoRan Copper & Gold, Inc. (CBOE), strike price $115, expires 5/17/08	100	(18)
JPMorgan Chase & Co. (CBOE), strike price $50, expires 4/19/08	270	(3)
Nokia Corp. (OTC), strike price $36, expires 5/17/08	300	(11)
S&P 500 Index (CBOE), strike price $1,415, expires 4/19/08	50	(6)
strike price $1,415, expires 5/17/08	50	(45)
strike price $1,450, expires 4/19/08	50	(2)
Union Pacific Corp. (CBOE), strike price $140, expires 5/17/08	80	(9)
XTO Energy, Inc. (CBOE), strike price $70, expires 5/17/08	200	(20)

Total Options Written (premiums received—$274)		(135)

Total Investments net of options written (cost—$62,361) (a)—109.8%		53,208

Other liabilities in excess of other assets—(9.8)%		(4,749)

Net Assets—100.0%		$48,459

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $867 representing 1.8% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.

(b)	All or partial amount segregated as collateral for options written.

(c)	Non-income producing.

(d)	Securities purchased with cash proceeds from securities on loan.

(e)	All or portion of securities on loan with an aggregate market value of $4,576; cash collateral of $4,707 was received with which the Fund purchased short-term investments.

(f)	Affiliated fund.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

OTC—Over-the-Counter

REIT—Real Estate Investment Trust

Schedule of Investments

OCC Growth Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.1%
Aerospace—3.1%
Boeing Co.	147,000	$10,932
United Technologies Corp.	80,000	5,506

		16,438

Capital Goods—4.0%
Terex Corp. (b)(d)	97,600	6,100
Textron, Inc.	266,000	14,742

		20,842

Chemicals—3.0%
Monsanto Co.	84,000	9,366
Mosaic Co. (b)	60,000	6,156

		15,522

Commercial Services—2.4%
MasterCard, Inc., Class A (d)	49,000	10,926
Visa, Inc., Class A (b)	28,201	1,759

		12,685

Consumer Services—1.8%
Marriott International, Inc., Class A	268,000	9,208

Consumer Staples—4.8%
Altria Group, Inc.	110,100	2,444
Coca-Cola Co.	147,800	8,996
Philip Morris International, Inc. (b)	110,100	5,569
Wm. Wrigley Jr. Co. (d)	124,200	7,805

		24,814

Energy—8.9%
ConocoPhillips	65,700	5,007
EOG Resources, Inc. (d)	120,800	14,496
Nabors Industries Ltd. (b)	127,300	4,299
Patterson-UTI Energy, Inc.	165,100	4,322
Weatherford International Ltd. (b)(d)	97,000	7,030
XTO Energy, Inc. (d)	182,375	11,282

		46,436

Financial Services—7.4%
BlackRock, Inc. (d)	27,000	5,513
CapitalSource, Inc., REIT (d)	625,000	6,044
Lehman Brothers Holdings, Inc.	285,200	10,735
Progressive Corp.	316,600	5,088
SLM Corp. (b)(d)	741,800	11,386

		38,766

Healthcare—24.4%
Abbott Laboratories	210,400	11,604
Celgene Corp. (b)	509,600	31,233
Genzyme Corp. (b)	224,400	16,727
Gilead Sciences, Inc. (b)	541,800	27,919
Hologic, Inc. (b)(d)	255,000	14,178
Merck & Co., Inc.	462,900	17,567
Teva Pharmaceutical Industries Ltd. ADR	171,700	7,931

		127,159

Materials & Processing—2.6%
Precision Castparts Corp.	134,500	13,730

Technology—31.3%
Apple, Inc. (b)	168,300	24,151
Broadcom Corp., Class A (b)	620,000	11,947
Cisco Systems, Inc. (b)	945,400	22,775
EMC Corp. (b)	888,400	12,740
Energizer Holdings, Inc. (b)	80,200	7,256
Google, Inc., Class A (b)	52,800	23,257
Intel Corp.	835,000	17,685
Oracle Corp. (b)	846,000	16,548
QUALCOMM, Inc.	505,700	20,734
Research In Motion Ltd. (b)	50,600	5,679

		162,772

Telecommunications—2.2%
NII Holdings, Inc. (b)	355,400	11,295

Transportation—2.2%
Ryanair Holdings PLC ADR (b)(d)	410,800	11,617

Total Common Stock (cost—$492,784)		511,284

SHORT-TERM INVESTMENTS—18.4%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (c)—16.3%
Anglo Irish Bank, FRN (a), 2.75% due 9/5/08	$5,000	5,000
Axon Group PLC, FRN (a)(e)(f)(g)(h)(i)* 2.665%	5,000	4,450
BNP Paribas, 3.00% due 4/1/08	25,000	25,000
Goldman Sachs Group L.P., Series 2, FRN (a) 2.888% due 9/12/08	2,000	2,000
HSH Nordbank AG, FRN (a), 2.609% due 9/19/08	3,000	3,000
Links Finance LLC, FRN (a)(f)(h), 3.114% due 4/1/08	1,000	1,000
Morgan Stanley, FRN, 2.55% due 9/3/08	1,000	1,000
Natixis, 2.70% due 4/1/08	6,269	6,269
Nordea Bank AB, 2.813% due 4/1/08	10,000	10,000

Schedule of Investments

OCC Growth Fund

March 31, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
Northern Rock PLC, FRN (a)(h), 2.78% due 8/1/08	$2,000	$2,000
Royal Bank of Scotland Group PLC, 2.90% due 4/1/08	25,000	25,000

		84,719

Repurchase Agreement—2.1%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $11,100; collateralized by Freddie Mac, 6.00% due 7/6/17, valued at $11,324 including accrued interest (cost—$11,099)	11,099	11,099

Total Short-Term Investments (cost—$96,368)		95,818

Total Investments (cost—$589,152)—116.5%		607,102

Liabilities in excess of other assets—(16.5)%		(86,112)

Net Assets—100.0%		$520,990

Notes to Schedule of Investments

(amounts in thousands):

*	On April 7, 2008 (subsequent to the end of the period covered by this report), The Bank of New York issued an irrevocable letter of credit (the “LOC”) to the Allianz Funds (the “Trust”) on behalf of this Fund and other Funds that hold securities of Axon Group PLC (“Axon”) as investments of collateral for securities on loan under the Trust’s securities lending program. The LOC is designed to provide financial support to the Fund with the result that, as of the date of issuance of this report, the Fund is effectively valuing each Axon position at its full principal amount, taking into account the fair value being used for each such position together with a receivable to the Fund associated with the position under the LOC. The LOC was arranged for by an affiliate of the Trust’s investment manager at no cost to the Trust or the Funds.

(a)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Non-income producing.

(c)	Securities purchased with the cash proceeds from securities on loan.

(d)	All or portion of securities on loan with an aggregate market value of $82,682; cash collateral of $84,521 was received with which the Fund purchased short-term investments.

(e)	Security in default.

(f)	Security issued by a structured investment vehicle (“SIV”).

(g)	Fair valued security.

(h)	Illiquid security.

(i)	Issuer of the security is in the process of restructuring, at March 31, 2008, the maturity date for the payment of principal was undetermined.

Glossary:

ADR—American Depositary Receipt

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2008.

REIT—Real Estate Investment Trust

Schedule of Investments

OCC International Equity Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—90.6%
Australia—7.2%
AXA Asia Pacific Holdings Ltd.	27,700	$140
Boart Longyear Group	21,582	36
Foster’s Group Ltd.	15,800	74
Telstra Corp. Ltd.	21,400	86

		336

Bermuda—1.5%
Esprit Holdings Ltd.	5,600	68

Canada—0.6%
Cameco Corp.	900	30

Finland—1.8%
Nokia Corp. Sponsored ADR	2,700	86

France—14.0%
BNP Paribas	750	76
Gaz De France	1,500	91
Lafarge S.A.	900	156
LVMH Moet Hennessy Louis Vuitton S.A.	550	61
Pinault-Printemps-Redoute S.A.	950	141
Rhodia S.A.	1,600	37
Vallourec S.A.	385	93

		655

Germany—7.4%
Deutsche Telekom AG	5,200	86
RWE AG	1,100	135
Siemens AG	775	84
Symrise AG	1,565	41

		346

Greece—6.8%
Hellenic Exchanges S.A. Holding	4,000	95
National Bank of Greece S.A.	1,500	79
OPAP S.A.	4,100	146

		320

Hong Kong—0.5%
Wing Hang Bank Ltd.	1,606	25

Israel—1.0%
Teva Pharmaceutical Industries Ltd. ADR	1,000	46

Italy—2.5%
Intesa Sanpaola SpA	13,500	95
UniCredit SpA	3,000	20

		115

Japan—11.9%
Aeon Co., Ltd.	2,800	34
Asahi Kasei Corp.	11,500	60
Canon, Inc.	1,400	65
Fuji Fire & Marine Insurance Ltd.	11,100	30
Mitsui & Co., Ltd.	3,100	64
Nintendo Co., Ltd.	290	152
NSK Ltd.	5,700	43
Sumitomo Metal Industries Ltd.	11,997	46
Toyota Motor Corp.	1,300	66

		560

Luxembourg—2.1%
ArcelorMittal	1,225	100

New Zealand—0.8%
Fletcher Building Ltd.	5,600	37

Norway—1.6%
Prosafe SE	4,780	75

Russia—1.8%
OAO Gazprom ADR	1,700	87

Spain—2.7%
Banco Santander Central Hispano S.A.	6,300	126

Sweden—4.1%
Sandvik AB	4,700	82
SKF AB	2,800	56
Swedbank AB	1,900	53

		191

Switzerland—7.0%
Nestle S.A.	395	198
Roche Holdings AG	690	130

		328

United Kingdom—15.3%
BAE Systems PLC	8,850	85
BP PLC	17,600	178
Centrica PLC	13,300	79
Renovo Group PLC (a)	6,499	5
Tesco PLC	11,800	89
Unilever PLC	6,500	220
Vodafone Group PLC	20,100	60

		716

Total Common Stock (cost—$4,327)		4,247

Schedule of Investments

OCC International Equity Fund

March 31, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—9.5%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $445; collateralized by Freddie Mac, 6.00% due 7/6/17, valued at $458 including accrued interest (cost—$445)	$445	$445

Total Investments (cost—$4,772) (b)—100.1%		4,692

Liabilities in excess of other assets—(0.1)%		(3)

Net Assets—100.0%		$4,689

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	Securities with an aggregate value of $3,898 representing 83.1% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

OCC Opportunity Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—100.2%
Aerospace—0.8%
TransDigm Group, Inc. (b)	48,100	$1,782

Capital Goods—1.6%
Chart Industries, Inc. (b)	101,000	3,418

Commercial Services—9.1%
American Public Education, Inc. (b)	75,668	2,298
Huron Consulting Group, Inc. (b)	116,499	4,841
Innerworkings, Inc. (b)(d)	486,170	6,821
Resources Connection, Inc.	130,345	2,329
VistaPrint Ltd. (b)(d)	108,249	3,783

		20,072

Consumer Discretionary—5.5%
CROCS, Inc. (b)(d)	90,800	1,586
Leapfrog Enterprises, Inc. (b)(d)	309,100	2,179
Red Robin Gourmet Burgers, Inc. (b)	124,200	4,666
Under Armour, Inc., Class A (b)(d)	100,200	3,668

		12,099

Consumer Goods—1.8%
Titan International, Inc.	125,800	3,851

Consumer Services—4.5%
Life Time Fitness, Inc. (b)(d)	186,800	5,830
Pinnacle Entertainment, Inc. (b)	315,892	4,043

		9,873

Consumer Staples—2.2%
Bare Escentuals, Inc. (b)(d)	117,700	2,757
Green Mountain Coffee Roasters, Inc. (b)(d)	59,700	1,889
SunOpta, Inc. (b)(d)	50,554	258

		4,904

Energy—13.9%
Complete Production Services, Inc. (b)	77,700	1,782
EXCO Resources, Inc. (b)(d)	156,700	2,899
Goodrich Petroleum Corp. (b)(d)	150,046	4,513
Holly Corp.	71,400	3,100
PetroHawk Energy Corp. (b)	399,800	8,064
Petroquest Energy, Inc. (b)	193,958	3,363
Pioneer Drilling Co. (b)	125,500	1,999
Quicksilver Resources, Inc. (b)(d)	131,152	4,791

		30,511

Financial Services—3.7%
FCStone Group, Inc. (b)	7,800	216
GLG Partners, Inc. (b)(d)	195,900	2,325
Interactive Brokers Group, Inc. (b)	80,500	2,067
Nelnet, Inc., Class A (d)	300,860	3,535

		8,143

Healthcare—17.1%
Abaxis, Inc. (b)	92,100	2,134
BioMarin Pharmaceutical, Inc. (b)	61,600	2,179
Cardiome Pharma Corp. (b)(d)	384,733	3,232
Cepheid, Inc. (b)	112,000	2,732
Cubist Pharmaceuticals, Inc. (b)(d)	240,561	4,431
Durect Corp. (b)	1,060,917	5,570
Halozyme Therapeutics, Inc. (b)(d)	380,185	2,418
Indevus Pharmaceuticals, Inc. (b)(d)	785,270	3,746
IPC The Hospitalist Co., Inc. (b)	215,621	4,265
Isis Pharmaceuticals, Inc. (b)(d)	124,800	1,761
Luminex Corp. (b)(d)	90,560	1,779
OraSure Technologies, Inc. (b)	233,700	1,708
POZEN, Inc. (b)(d)	159,400	1,651

		37,606

Industrial—3.1%
Fuel Tech, Inc. (b)(d)	168,000	3,444
Orion Energy Systems, Inc. (b)	348,500	3,325

		6,769

Materials & Processing—0.9%
RTI International Metals, Inc. (b)	41,800	1,890

Technology—24.5%
Ansoft Corp. (b)	3,600	110
Ariba, Inc. (b)	332,700	3,214
Atheros Communications, Inc. (b)	80,600	1,680
BluePhoenix Solutions Ltd. (b)(d)	226,620	1,892
Cogent Communications Group, Inc. (b)(d)	285,708	5,231
Commvault Systems, Inc. (b)(d)	290,852	3,607
Concur Technologies, Inc. (b)(d)	107,700	3,344
Global Sources Ltd. (b)(d)	226,961	3,370
Microsemi Corp. (b)	199,750	4,554
Netlogic Microsystems, Inc. (b)(d)	152,700	3,686
Omniture, Inc. (b)(d)	145,091	3,368
Phase Forward, Inc. (b)	198,920	3,397
Sapient Corp. (b)	478,300	3,329
Syntel, Inc.	103,500	2,758
Ultimate Software Group, Inc. (b)	106,476	3,201
Verigy Ltd. (b)	89,800	1,692
Wind River Systems, Inc. (b)	676,564	5,492

		53,925

Telecommunications—4.0%
Hughes Communications, Inc. (b)	38,300	1,941
SAVVIS, Inc. (b)	217,193	3,534
Starent Networks Corp. (b)	248,364	3,353

		8,828

Schedule of Investments

OCC Opportunity Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
Transportation—6.4%
Aegean Marine Petroleum Network, Inc.	229,816	$7,862
Copa Holdings S.A., Class A	50,200	1,913
HUB Group, Inc., Class A (b)	60,900	2,003
Navios Maritime Holdings, Inc.	181,300	1,683
Old Dominion Freight Line, Inc. (b)	21,000	668

		14,129

Utilities—1.1%
EnerNOC, Inc. (b)(d)	209,190	2,385

Total Common Stock (cost—$233,870)		220,185

SHORT-TERM INVESTMENTS—24.0%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (c)—23.7%
Anglo Irish Bank, FRN (a), 2.75% due 9/5/08	$5,000	5,000
Axon Group PLC, FRN (a)(e)(f)(g)(h)(i)* 2.665%	5,000	4,450
2.685%	5,000	4,450
Bayerische Landesbank, FRN, 2.659% due 9/23/08	1,000	1,000
Calyon, 3.00% due 4/1/08	2,219	2,219
CIT Group, Inc., FRN, 2.765% due 5/9/08	5,000	5,000
HSH Nordbank AG, FRN (a), 2.609% due 9/19/08	3,000	3,000
Links Finance LLC, FRN (a)(f)(h), 3.114% due 4/1/08	5,000	5,000
Natixis, 2.70% due 4/1/08	10,000	10,000
Northern Rock PLC, FRN (a)(h), 2.78% due 8/1/08	1,000	1,000
Royal Bank of Scotland Group PLC, 2.90% due 4/1/08	10,000	10,000
SIV Portfolio PLC (formerly, Cheyne Capital LLC) (a)(e)(f)(g)(h)(i)* 2.55%	1,245	1,020

		52,139

Repurchase Agreement—0.3%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $666; collateralized by Freddie Mac Discount Note, 2.194% due 8/4/08, valued at $680 including accrued interest (cost—$666)	666	666

Total Short-Term Investments (cost—$54,130)		52,805

Total Investments (cost—$288,000)—124.2%		272,990

Liabilities in excess of other assets—(24.2)%		(53,276)

Net Assets—100.0%		$219,714

Notes to Schedule of Investments

(amounts in thousands):

*	On April 7, 2008 (subsequent to the end of the period covered by this report), The Bank of New York issued an irrevocable letter of credit (the “LOC”) to the Allianz Funds (the “Trust”) on behalf of this Fund and other Funds that hold securities of Axon Group PLC (“Axon”) and SIV Portfolio PLC (“SIV Portfolio”), formerly Cheyne Capital LLC, as investments of collateral for securities on loan under the Trust’s securities lending program. The LOC is designed to provide financial support to the Fund with the result that, as of the date of issuance of this report, the Fund is effectively valuing each Axon and SIV Portfolio position at its full principal amount, taking into account the fair value being used for each such position together with a receivable to the Fund associated with the position under the LOC. The LOC was arranged for by an affiliate of the Trust’s investment manager at no cost to the Trust or the Funds.

(a)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(b)	Non-income producing.

(c)	Security purchased with the cash proceeds from securities on loan.

(d)	All or portion of securities on loan with an aggregate market value of $52,378; cash collateral of $54,484 was received with which the Fund purchased short-term investments.

(e)	Security in default.

(f)	Security issued by a structured investment vehicle (“SIV”).

(g)	Fair valued security.

(h)	Illiquid security.

(i)	Issuer of the security is in the process of restructuring, at March 31, 2008, the maturity date for the payment of principal was undetermined.

Glossary:

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2008.

Schedule of Investments

OCC Renaissance Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—100.3%
Aerospace—8.6%
Goodrich Corp.	741,900	$42,667
Raytheon Co.	636,100	41,098
Rockwell Collins, Inc.	244,000	13,945
Spirit Aerosystems Holdings, Inc., Class A (d)(f)	1,208,400	26,802

		124,512

Building/Construction—3.5%
Centex Corp. (f)	664,900	16,097
D.R. Horton, Inc. (f) (k)	895,051	14,097
Foster Wheeler Ltd. (d)	370,000	20,950

		51,144

Capital Goods—5.0%
ArvinMeritor, Inc. (f)	1,417,046	17,727
Goodyear Tire & Rubber Co. (d)(f)	840,300	21,680
Joy Global, Inc. (k)	201,800	13,149
Terex Corp. (d)(f)	316,700	19,794

		72,350

Chemicals—2.4%
Cytec Industries, Inc.	267,000	14,378
Methanex Corp. (f)	303,800	7,951
Mosaic Co. (d)	126,300	12,958

		35,287

Commercial Services—2.0%
H&R Block, Inc. (f)	1,417,100	29,419

Consumer Discretionary—1.9%
Advance Auto Parts, Inc. (f)	471,500	16,055
Family Dollar Stores, Inc. (f)	625,000	12,187

		28,242

Consumer Goods—1.7%
Ford Motor Co. (d)(f)	1,028,700	5,884
Oshkosh Truck Corp.	508,400	18,445

		24,329

Consumer Services—1.8%
WPP Group PLC	2,149,800	25,665

Consumer Staples—5.3%
Clorox Co.	329,000	18,635
JM Smucker Co.	188,100	9,520
Loews Corp.—Carolina Group	264,100	19,160
Smithfield Foods, Inc. (d)(f)	606,300	15,618
SUPERVALU, Inc.	482,300	14,459

		77,392

Energy—10.0%
ConocoPhillips	191,800	14,617
FMC Technologies, Inc. (d)(f)	367,000	20,879
Hess Corp.	267,100	23,553
National-Oilwell Varco, Inc. (d)	208,200	12,155
Newfield Exploration Co. (d)	547,500	28,935
PetroHawk Energy Corp. (d)	1,302,400	26,269
Valero Energy Corp.	394,500	19,374

		145,782

Financial Services—30.4%
AMB Property Corp., REIT (f)	784,700	42,703
Annaly Capital Management, Inc., REIT (f)	2,063,100	31,607
Assurant, Inc.	724,300	45,569
Bank of New York Mellon Corp.	837,469	34,948
Capital One Financial Corp. (f)	276,800	13,624
CapitalSource, Inc., REIT (f)	1,592,700	15,401
CIT Group, Inc. (f)	2,298,000	27,231
Douglas Emmett, Inc., REIT (f)	851,900	18,793
Genworth Financial, Inc., Class A	346,200	7,838
Lazard Ltd., Class A (f)	595,800	22,760
Lehman Brothers Holdings, Inc. (f)	696,800	26,227
Nationwide Health Properties, Inc., REIT (f)	875,400	29,545
PartnerRe Ltd. (f)	262,900	20,059
Platinum Underwriters Holdings Ltd.	455,300	14,779
PNC Financial Services Group, Inc.	543,600	35,644
Prosperity Bancshares, Inc. (f)	981,300	28,124
Reinsurance Group of America, Inc.	508,600	27,688

		442,540

Healthcare—3.5%
Coventry Health Care, Inc. (d)	277,500	11,197
Forest Laboratories, Inc. (d)	178,500	7,142
Health Net, Inc. (d)	771,000	23,747
United Therapeutics Corp. (d)(f)	103,500	8,973

		51,059

Materials & Processing—1.0%
Nucor Corp. (k)	211,200	14,307

Technology—6.6%
Affiliated Computer Services, Inc., Class A (d)	235,500	11,801
ASML Holding NV (f)	479,000	11,884
Ciena Corp. (d)(f)	610,000	18,807
EMC Corp. (d)	724,600	10,391
Molex, Inc., Class A	924,800	20,216
Teradyne, Inc. (d)	1,784,000	22,157

		95,256

Telecommunications—1.2%
NII Holdings, Inc. (d)(f)	549,600	17,466

Transportation—1.4%
UTI Worldwide, Inc.	708,600	14,229
YRC Worldwide, Inc. (d)(f)	464,000	6,088

		20,317

Schedule of Investments

OCC Renaissance Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
Utilities—14.0%
American Electric Power Co., Inc.	936,000	$38,966
Constellation Energy Group, Inc.	348,200	30,736
Entergy Corp.	240,000	26,179
NRG Energy, Inc. (d)(f)	515,900	20,115
PG&E Corp. (f)	551,100	20,291
SCANA Corp. (f)	524,900	19,201
Southern Co.	674,600	24,022
Vectren Corp.	917,300	24,611

		204,121

Total Common Stock (cost—$1,501,529)		1,459,188

SHORT-TERM INVESTMENTS—22.8%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (e)—22.4%
Anglo Irish Bank, FRN (a), 2.75% due 9/5/08	$20,000	20,000
Axon Group PLC, FRN (a)(b)(g)(h)(i)(j)* 2.685%	15,000	13,350
3.048%	18,000	16,020
Bayerische Landesbank, FRN, 2.659% due 9/23/08	1,000	1,000
Calyon, 3.00% due 4/1/08	50,000	50,000
CIT Group, Inc., FRN, 2.765% due 5/9/08	11,000	11,001
Danske Bank A/S, 3.05% due 4/1/08	50,000	50,000
Dorada Finance, Inc., FRN (a)(g)(i), 2.594% due 4/25/08	5,000	5,000
2.665% due 7/7/08	5,000	5,000
Goldman Sachs Group L.P., Series 2, FRN (a), 2.888% due 9/12/08	44,000	44,000
HSH Nordbank AG, FRN (a) 2.609% due 9/19/08	10,000	10,000
Links Finance LLC, FRN (a)(g)(i), 3.114% due 4/1/08	15,000	15,000
Morgan Stanley, FRN, 2.55% due 9/3/08	5,000	5,000
Natixis, 2.70% due 4/1/08	5,558	5,558
Northern Rock PLC, FRN (a)(i), 2.78% due 8/1/08	5,000	5,000
Royal Bank of Scotland Group PLC, 2.90% due 4/1/08	50,000	50,000
Sigma Finance, Inc., FRN (a)(g)(i), 2.705% due 5/16/08	13,000	13,000
SIV Portfolio PLC (formerly, Cheyne Capital LLC) (a)(b)(g)(h)(i)(j)* 2.55%	3,113	2,550
2.67%, FRN	4,150	3,400

		324,879

Repurchase Agreement—0.4%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $6,134; collateralized by Federal Home Loan Bank, 2.555% due 11/19/08, valued at $6,261 including accrued interest (cost—$6,134)	6,134	6,134

Total Short-Term Investments (cost—$335,955)		331,013

OPTIONS PURCHASED (d)—0.0%

	Contracts
Call Options—0.0%
Health Net, Inc., strike price $32.50, expires 5/17/08 (cost—$203)	1,118	201

Total Investments before options written (cost—$1,837,687)—123.1%		1,790,402

OPTIONS WRITTEN (d)—(0.0)%
Call Options—(0.0)%
D.R. Horton, Inc. (CBOE), strike price $17.50, expires 4/19/08	1,500	(67)
Joy Global, Inc. (CBOE), strike price $70, expires 4/19/08	650	(65)
Nucor Corp. (CBOE), strike price $80, expires 4/19/08	1,000	(35)

Total Options Written (premiums received—$294)		(167)

Total Investments net of options written (cost—$1,837,393) (c)—123.1%		1,790,235

Other liabilities in excess of other assets—(23.1)%		(335,976)

Net Assets—100.0%		$1,454,259

Schedule of Investments

OCC Renaissance Fund

March 31, 2008 (unaudited)

Notes to Schedule of Investments:

(amounts in thousands):

*	On April 7, 2008 (subsequent to the end of the period covered by this report), The Bank of New York issued an irrevocable letter of credit (the “LOC”) to the Allianz Funds (the “Trust”) on behalf of this Fund and other Funds that hold securities of Axon Group PLC (“Axon”) and SIV Portfolio PLC (“SIV Portfolio”), formerly Cheyne Capital LLC, as investments of collateral for securities on loan under the Trust’s securities lending program. The LOC is designed to provide financial support to the Fund with the result that, as of the date of issuance of this report, the Fund is effectively valuing each Axon and SIV Portfolio position at its full principal amount, taking into account the fair value being used for each such position together with a receivable to the Fund associated with the position under the LOC. The LOC was arranged for by an affiliate of the Trust’s investment manager at no cost to the Trust or the Funds.

(a)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(b)	Security in default.

(c)	Securities with an aggregate value of $25,666 representing 1.8% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.

(d)	Non-income producing.

(e)	Security purchased with the cash proceeds from securities on loan.

(f)	All or portion of securities on loan with an aggregate market value of $312,853; cash collateral of $324,325 was received with which the Fund purchased short-term investments.

(g)	Security issued by a structured investment vehicle (“SIV”).

(h)	Fair valued security.

(i)	Illiquid security.

(j)	Issuer of the security is in the process of restructuring, at March 31, 2008, the maturity date for the payment of principal was undetermined.

(k)	All or partial amount segregated as collateral for options written.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2008.

REIT—Real Estate Investment Trust

Schedule of Investments

OCC Small-Cap Value Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—94.4%
Aerospace—3.2%
AAR Corp. (a)	840	$23
Esterline Technologies Corp. (a)	365	18

		41

Capital Goods—4.0%
ArvinMeritor, Inc.	850	10
Flow International Corp. (a)	1,585	15
Group 1 Automotive, Inc.	545	13
Tenneco, Inc. (a)	505	14

		52

Commercial Services—2.7%
CACI International, Inc., Class A (a)	315	14
Global Cash Access Holdings, Inc. (a)	1,900	11
H&E Equipment Services, Inc. (a)	800	10

		35

Consumer Discretionary—14.3%
Aeropostale, Inc. (a)	590	16
Build-A-Bear Workshop, Inc. (a)	1,350	12
GateHouse Media, Inc.	1,050	6
Gymboree Corp. (a)	625	25
Iconix Brand Group, Inc. (a)	1,060	19
Insight Enterprises, Inc. (a)	950	17
Leapfrog Enterprises, Inc. (a)	2,300	16
Maidenform Brands, Inc. (a)	1,420	23
Wolverine World Wide, Inc.	800	23
World Wrestling Entertainment, Inc., Class A	1,505	28

		185

Consumer Services—6.0%
Carrols Restaurant Group, Inc. (a)	2,050	18
Geo Group, Inc. (a)	870	25
Macquarie Infrastructure Co. LLC	275	8
Silgan Holdings, Inc.	525	26

		77

Consumer Staples—1.5%
Papa John’s International, Inc. (a)	785	19

Energy—6.1%
Berry Petroleum Co., Class A	465	22
EXCO Resources, Inc. (a)	750	14
Exterran Holdings, Inc. (a)	100	6
Rosetta Resources, Inc. (a)	1,220	24
Unit Corp. (a)	235	13

		79

Financial Services—28.8%
Affiliated Managers Group, Inc. (a)	170	15
American Safety Insurance Holdings Ltd. (a)	980	17
Anworth Mortgage Asset Corp., REIT	1,150	7
Ashford Hospitality Trust, Inc., REIT	2,290	13
Assured Guaranty Ltd.	755	18
Boston Private Financial Holdings, Inc.	950	10
Bridge Capital Holdings (a)	980	21
Capstead Mortgage Corp., REIT	650	7
Cousins Properties, Inc., REIT	825	20
Delphi Financial Group, Inc., Class A	735	22
DiamondRock Hospitality Co., REIT	895	11
Dupont Fabros Technology, Inc., REIT	950	16
Hallmark Financial Services, Inc. (a)	1,350	15
Investment Technology Group, Inc. (a)	725	34
Medical Properties Trust, Inc., REIT	1,665	19
Nationwide Health Properties, Inc., REIT	805	27
Pacific Capital Bancorp	950	20
Prosperity Bancshares, Inc.	845	24
Renasant Corp.	1,240	28
Signature Bank & Trust (a)	295	8
Whitney Holding Corp.	825	21

		373

Healthcare—7.1%
Amsurg Corp. (a)	930	22
Merit Medical Systems, Inc. (a)	1,050	17
Perrigo Co.	940	35
Symmetry Medical, Inc. (a)	1,060	18

		92

Industrial Goods—4.4%
Astec Industries, Inc. (a)	460	18
Columbus Mckinnon Corp. (a)	875	27
Enersys (a)	500	12

		57

Materials & Processing—1.5%
AM Castle & Co.	725	19

Technology—5.9%
Brady Corp., Class A	445	15
Fairchild Semi-conductor International, Inc. (a)	1,060	13
Microsemi Corp. (a)	655	15
Quantum Corp. (a)	9,035	19
Teradyne, Inc. (a)	1,210	15

		77

Telecommunications—2.5%
Arris Group, Inc. (a)	2,100	12
Syniverse Holdings, Inc. (a)	1,240	21

		33

Schedule of Investments

OCC Small-Cap Value Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
Transportation—2.1%
Republic Airways Holdings, Inc. (a)	1,240	$27

Utilities—4.3%
Atmos Energy Corp.	885	23
Vectren Corp.	1,240	33

		56

Total Common Stock (cost—$1,279)		1,222

	Principal Amount (000s)
Repurchase Agreement—2.4%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $31; collateralized by Fannie Mae, 1.00% due 9/3/09, valued at $35 including accrued interest (cost—$31)	$31	31

Total Investments (cost—$1,310)—96.8%		1,253

Other assets less liabilities—3.2%		41

Net Assets—100.0%		$1,294

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

OCC Target Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.8%
Aerospace—0.8%
Rockwell Collins, Inc.	75,000	$4,286

Building/Construction—1.5%
McDermott International, Inc. (b)	150,000	8,223

Capital Goods—1.6%
Textron, Inc.	160,000	8,867

Chemicals—2.8%
Monsanto Co.	70,000	7,805
Mosaic Co. (b)	75,000	7,695

		15,500

Commercial Services—0.7%
Visa, Inc., Class A (b)	60,000	3,742

Consumer Discretionary—3.5%
Bare Escentuals, Inc. (b)(d)	200,000	4,684
Coach, Inc. (b)	350,000	10,553
Nordstrom, Inc. (d)	125,000	4,075

		19,312

Consumer Services—9.7%
Burger King Holdings, Inc.	275,000	7,606
Central European Media Enterprises Ltd., Class A (b)(d)	100,000	8,523
Corrections Corp. of America (b)	425,000	11,696
Owens-Illinois, Inc. (b)	110,000	6,207
Pinnacle Entertainment, Inc. (b)(d)	250,000	3,200
Starwood Hotels & Resorts Worldwide, Inc.	160,000	8,280
XM Satellite Radio Holdings, Inc., Class A (b)(d)	700,000	8,134

		53,646

Consumer Staples—2.3%
Bunge Ltd. (d)	60,000	5,213
Fomento Economico Mexicano S.A. de C.V. ADR	175,000	7,311

		12,524

Energy—15.3%
Cameron International Corp. (b)	164,800	6,862
First Solar, Inc. (b)	25,000	5,779
Helix Energy Solutions Group, Inc. (b)	200,000	6,300
Holly Corp.	125,000	5,426
National-Oilwell Varco, Inc. (b)	57,800	3,374
Newfield Exploration Co. (b)	135,000	7,135
Patterson-UTI Energy, Inc.	250,000	6,545
PetroHawk Energy Corp. (b)	1,175,000	23,700
Quicksilver Resources, Inc. (b)(d)	325,000	11,872
Weatherford International Ltd. (b)	100,000	7,247

		84,240

Financial Services—7.1%
BlackRock, Inc.	37,100	7,575
CapitalSource, Inc., REIT (d)	1,700,000	16,439
IntercontinentalExchange, Inc. (b)	65,000	8,482
SLM Corp. (b)(d)	425,000	6,524

		39,020

Healthcare—17.7%
Celgene Corp. (b)	350,000	21,452
Gen-Probe, Inc. (b)	180,000	8,676
Hologic, Inc. (b)(d)	350,000	19,460
Illumina, Inc. (b)(d)	200,000	15,180
Intuitive Surgical, Inc. (b)	62,300	20,207
Psychiatric Solutions, Inc. (b)(d)	375,000	12,720

		97,695

Materials & Processing—4.5%
Allegheny Technologies, Inc.	65,000	4,638
Precision Castparts Corp.	200,000	20,416

		25,054

Technology—25.5%
Activision, Inc. (b)	350,000	9,558
Alibaba.com Ltd. (b)	1,000,000	2,102
American Tower Corp., Class A (b)	450,000	17,645
Apple, Inc. (b)	60,000	8,610
Broadcom Corp., Class A (b)	375,000	7,226
China Security & Surveillance Technology, Inc. (b)(d)	305,000	5,414
Ciena Corp. (b)(d)	340,000	10,482
Citrix Systems, Inc. (b)	420,000	12,319
Energizer Holdings, Inc. (b)	140,000	12,667
F5 Networks, Inc. (b)	285,000	5,178
Focus Media Holding Ltd. ADR (b)(d)	200,000	7,030
Global Payments, Inc.	155,000	6,411
Juniper Networks, Inc. (b)(d)	300,000	7,500
Marvell Technology Group Ltd. (b)	560,000	6,093
MasterCard, Inc., Class A (d)	45,000	10,035
MEMC Electronic Materials, Inc. (b)	60,000	4,254
Microchip Technology, Inc. (d)	235,000	7,692

		140,216

Telecommunications—4.8%
Clearwire Corp., Class A (b)(d)	620,000	9,182
NII Holdings, Inc. (b)(d)	350,000	11,123
Starent Networks Corp. (b)(d)	440,000	5,940

		26,245

Transportation—1.0%
Expeditors International Washington, Inc. (d)	125,000	5,648

Total Common Stock (cost—$498,462)		544,218

Schedule of Investments

OCC Target Fund

March 31, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
SHORT-TERM INVESTMENTS—32.2%
Collateral Invested for Securities on Loan (c)—31.2%
Anglo Irish Bank, FRN (a), 2.75% due 9/5/08	$5,000	$5,000
Axon Group PLC, FRN (a)(e)(f)(g)(h)(i)*
2.665%	10,000	8,900
2.685%	5,000	4,450
Bayerische Landesbank, FRN, 2.659% due 9/23/08	1,000	1,000
BNP Paribas, 3.00% due 4/1/08	25,000	25,000
Calyon, 3.00% due 4/1/08	25,000	25,000
CIT Group, Inc., FRN, 2.765% due 5/9/08	3,000	3,000
Danske Bank A/S, 3.05% due 4/1/08	25,000	25,000
Goldman Sachs Group L.P., Series 2, FRN (a),
2.888% due 9/12/08	2,000	2,000
HSH Nordbank AG, FRN (a), 2.609% due 9/19/08	5,000	5,000
K2, Inc., FRN (a)(f)(h), 2.695% due 5/23/08	5,000	5,000
Links Finance LLC, FRN (a)(f)(h), 3.114% due 4/1/08	5,000	5,000
Morgan Stanley, FRN, 2.55% due 9/3/08	3,000	3,000
Natixis, 2.70% due 4/1/08	2,513	2,512
2.75% due 4/1/08	25,000	25,000
Northern Rock PLC, FRN (a)(h), 2.78% due 8/1/08	2,000	2,000
Royal Bank of Scotland Group PLC, 2.90% due 4/1/08	25,000	25,000

		171,862

Repurchase Agreement—1.0%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $5,369; collateralized by Fannie Mae, 4.25% due 5/15/09, valued at $5,477 including accrued interest (cost—$5,369)	5,369	5,369

Total Short-Term Investments (cost—$178,882)		177,231

Total Investments (cost—$677,344)—131.0%		721,449

Liabilities in excess of other assets—(31.0)%		(170,863)

Net Assets—100.0%		$550,586

Notes to Schedule of Investments

(amounts in thousands):

*	On April 7, 2008 (subsequent to the end of the period covered by this report), The Bank of New York issued an irrevocable letter of credit (the “LOC”) to the Allianz Funds (the “Trust”) on behalf of this Fund and other Funds that hold securities of Axon Group PLC (“Axon”) as investments of collateral for securities on loan under the Trust’s securities lending program. The LOC is designed to provide financial support to the Fund with the result that, as of the date of issuance of this report, the Fund is effectively valuing each Axon position at its full principal amount, taking into account the fair value being used for each such position together with a receivable to the Fund associated with the position under the LOC. The LOC was arranged for by an affiliate of the Trust’s investment manager at no cost to the Trust or the Funds.

(a)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(b)	Non-income producing.

(c)	Security purchased with the cash proceeds from securities on loan.

(d)	All or portion of securities on loan with an aggregate market value of $169,998; cash collateral of $175,133 was received with which the Fund purchased short-term investments.

(e)	Security in default.

(f)	Security issued by a structured investment vehicle (“SIV”).

(g)	Fair valued security.

(h)	Illiquid security.

(i)	Issuer of the security is in the process of restructuring, at March 31, 2008, the maturity date for the payment of principal was undetermined.

Glossary:

ADR—American Depositary Receipt

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2008.

REIT—Real Estate Investment Trust

Schedule of Investments

OCC Value Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.8%
Aerospace—6.3%
Boeing Co.	489,200	$36,382
Lockheed Martin Corp.	115,800	11,499
Raytheon Co.	241,600	15,610

		63,491

Building & Construction—5.7%
Centex Corp.	839,600	20,327
D.R. Horton, Inc. (d)	784,031	12,348
Lennar Corp., Class A (d)	625,500	11,766
Pulte Homes, Inc. (d)	864,000	12,571

		57,012

Capital Goods—6.8%
3M Co.	254,400	20,136
General Electric Co.	908,700	33,631
Tyco International Ltd.	334,300	14,726

		68,493

Consumer Discretionary (d)—2.4%
Family Dollar Stores, Inc.	587,000	11,446
Yum! Brands, Inc.	330,200	12,287

		23,733

Consumer Staples—9.1%
SUPERVALU, Inc.	440,300	13,200
SYSCO Corp. (d)	956,800	27,767
Unilever PLC ADR	1,486,800	50,135

		91,102

Energy—20.1%
BP PLC ADR (d)	710,400	43,086
Chevron Corp.	670,000	57,191
ConocoPhillips	730,000	55,633
Hess Corp.	335,048	29,545
Transocean, Inc. (b)	67,000	9,058
Valero Energy Corp.	153,000	7,514

		202,027

Financial Services—40.2%
Allstate Corp.	306,100	14,711
Ambac Financial Group, Inc. (d)	1,248,360	7,178
American International Group, Inc. (d)	530,000	22,923
Annaly Capital Management, Inc., REIT	2,217,900	33,978
Bank of America Corp.	472,200	17,901
Capital One Financial Corp. (d)	773,900	38,091
CapitalSource, Inc., REIT (d)	1,617,600	15,642
CIT Group, Inc. (d)	1,528,700	18,115
Citigroup, Inc.	1,667,600	35,720
Fannie Mae	1,479,100	38,930
Genworth Financial, Inc., Class A	560,700	12,694
Hartford Financial Services Group, Inc.	174,100	13,192
JPMorgan Chase & Co.	1,232,000	52,914
Lehman Brothers Holdings, Inc.	620,000	23,337
MBIA, Inc. (d)	1,430,000	17,475
Morgan Stanley	251,400	11,489
National City Corp. (d)	2,377,000	23,651
PMI Group, Inc. (d)	907,200	5,280

		403,221

Healthcare—5.8%
Aetna, Inc.	200,800	8,451
Regeneron Pharmaceuticals, Inc. (b)	489,200	9,388
Theravance, Inc. (b)(d)	575,500	6,060
WellPoint, Inc. (b)	768,000	33,892

		57,791

Utilities—3.4%
Constellation Energy Group, Inc.	136,200	12,022
Southern Co.	606,600	21,601

		33,623

Total Common Stock (cost—$1,227,234)		1,000,493

SHORT-TERM INVESTMENTS—17.0%
Collateral Invested for Securities on Loan (c)—16.3%
Allianz Dresdner Daily Asset Fund (e)	69,317,649	69,318

	Principal Amount (000s)
Bayerische Landesbank, FRN, 2.659% due 9/23/08	$1,000	1,000
Goldman Sachs Group L.P., Series 2, FRN (a),
2.888% due 9/12/08	20,000	20,000
Morgan Stanley, FRN, 2.55% due 9/3/08	7,000	7,000
Natixis, 2.70% due 4/1/08	11,626	11,625
Nordea Bank AB, 2.813% due 4/1/08	25,000	25,000
Northern Rock PLC, FRN (a)(f), 2.78% due 8/1/08	4,000	4,000
Royal Bank of Scotland Group PLC, 2.90% due 4/1/08	25,000	25,000

		162,943

Schedule of Investments

OCC Value Fund

March 31, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—0.7%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $7,331; collateralized by Federal Home Loan Bank, 5.25% due 6/12/09, valued at $4,310 including accrued interest and Freddie Mac, 6.00% due 7/6/17, valued at $3,172 including accrued interest (cost—$7,331)	$7,331	$7,331

Total Short-Term Investments (cost—$170,274)		170,274

Total Investments (cost—$1,397,508)—116.8%		1,170,767

Liabilities in excess of other assets—(16.8)%		(168,187)

Net Assets—100.0%		$1,002,580

Notes to Schedule of Investments

(amounts in thousands):

(a)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(b)	Non-income producing.

(c)	Security purchased with the cash proceeds from securities on loan.

(d)	All or portion of securities on loan with an aggregate market value of $157,533; cash collateral of $162,703 was received with which the Fund purchased short-term investments.

(e)	Affiliated fund.

(f)	Illiquid security.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

RCM Biotechnology Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.2%
Biotechnology—7.8%
Cardiome Pharma Corp. (c)(d)	46,015	$386
POZEN, Inc. (c)(d)	10,300	107
Shire Pharmaceuticals Group PLC ADR	27,495	1,593
Teva Pharmaceutical Industries Ltd. ADR (b)	102,310	4,726

		6,812

Consumer Services—0.9%
Affymax, Inc. (c)(d)	36,460	514
Arrowhead Research Corp. (c)(d)	96,995	275

		789

Energy—0.9%
Verenium Corp. (c)(d)	219,605	773

Healthcare—86.7%
Acorda Therapeutics, Inc. (c)	27,965	502
Affymetrix, Inc. (c)(d)	22,680	395
Alexion Pharmaceuticals, Inc. (c)	17,690	1,049
Alnylam Pharmaceuticals, Inc. (c)(d)	20,530	501
Altus Pharmaceuticals, Inc. (c)(d)	34,430	157
Amgen, Inc. (c)	154,450	6,453
Amylin Pharmaceuticals, Inc. (c)(d)	45,075	1,317
Arena Pharmaceuticals, Inc. (c)(d)	28,888	198
Ariad Pharmaceuticals, Inc. (c)(d)	50,440	170
Arqule, Inc. (c)(d)	35,965	154
Atherogenics, Inc. (c)(d)	27,395	22
Biogen Idec, Inc. (c)	41,740	2,575
BioMarin Pharmaceutical, Inc. (c)(d)	47,820	1,691
BioMimetic Therapeutics, Inc. (c)(d)	14,190	113
Celgene Corp. (b)(c)	131,362	8,051
Cephalon, Inc. (c)(d)	13,450	866
Charles River Laboratories International, Inc. (c)	12,345	728
Combinatorx, Inc. (c)(d)	70,560	243
Cubist Pharmaceuticals, Inc. (c)(d)	28,515	525
Cypress Bioscience, Inc. (c)(d)	30,910	221
Cytokinetics, Inc. (c)	38,735	129
Enteromedics, Inc. (c)	71,150	297
Exelixis, Inc. (c)	60,385	420
Genentech, Inc. (c)	113,145	9,185
Gen-Probe, Inc. (c)	13,150	634
Genzyme Corp. (c)	11,560	862
Geron Corp. (c)(d)	93,213	455
Gilead Sciences, Inc. (b)(c)(d)	188,580	9,717
Helicos Biosciences Corp. (c)(d)	23,115	140
Human Genome Sciences, Inc. (c)(d)	360,030	2,120
Idenix Pharmaceuticals, Inc. (c)(d)	31,880	160
Illumina, Inc. (c)(d)	33,935	2,576
ImClone Systems, Inc. (c)	11,920	506
Immunomedics, Inc. (c)(d)	183,060	514
InterMune, Inc. (c)(d)	36,030	525
Isis Pharmaceuticals, Inc. (c)(d)	39,127	552
Keryx Biopharmaceuticals, Inc. (c)	524,945	315
Kosan Biosciences, Inc. (c)(d)	199,812	314
Medarex, Inc. (c)(d)	105,195	931
Medicines Co. (c)	12,500	252
Millennium Pharmaceuticals, Inc. (b)(c)	278,405	4,304
Myriad Genetics, Inc. (c)(d)	10,670	430
Onyx Pharmaceuticals, Inc. (c)(d)	31,037	901
OSI Pharmaceuticals, Inc. (c)(d)	36,749	1,374
Panacos Pharmaceuticals, Inc. (c)	26,910	19
PDL BioPharma, Inc. (c)	171,260	1,814
Progenics Pharmaceuticals, Inc. (c)(d)	41,285	270
Protalix Biotherapeutics, Inc. (c)	101,765	268
Qiagen NV (c)(d)	67,280	1,399
Regeneron Pharmaceuticals, Inc. (c)	84,545	1,622
Rigel Pharmaceuticals, Inc. (c)(d)	24,535	458
Savient Pharmaceuticals, Inc. (c)(d)	22,655	453
Seattle Genetics, Inc. (c)(d)	41,475	377
Sepracor, Inc. (c)	9,565	187
StemCells, Inc. (c)(d)	59,620	94
Third Wave Technologies, Inc. (c)	45,815	422
United Therapeutics Corp. (c)(d)	25,805	2,237
Vertex Pharmaceuticals, Inc. (c)(d)	54,520	1,302
XenoPort, Inc. (c)	11,920	482
XOMA Ltd. (c)(d)	62,721	162
Zymogenetics, Inc. (c)(d)	56,405	553

		75,663

Technology—0.9%
Waters Corp. (c)	15,070	839

Total Common Stock (cost—$90,960)		84,876

SHORT-TERM INVESTMENTS—33.6%
Collateral Invested for Securities on Loan (e)—32.9%
Allianz Dresdner Daily Asset Fund (f)	16,791,315	16,791

	Principal Amount (000s)
Bayerische Landesbank, FRN, 2.659% due 9/23/08	$1,000	1,000

Schedule of Investments

RCM Biotechnology Fund

March 31, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
Calyon, 3.00% due 4/1/08	$4,401	$4,401
Goldman Sachs Group L.P.,
Series 2, FRN (a), 2.888% due 9/12/08	2,000	2,000
Natixis, 2.70% due 4/1/08	4,500	4,500

		28,692

Repurchase Agreement—0.7%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $617; collateralized by Freddie Mac, 5.00% due 6/11/09, valued at $631 including accrued interest (cost—$617)	617	617

Total Short-Term Investments (cost—$29,309)		29,309

OPTIONS PURCHASED (c)—1.7%

	Contracts
Call Options—1.4%
Celgene Corp. (CBOE), strike price $65, expires 1/17/09	700	546
Genentech, Inc. (CBOE), strike price $85, expires 1/17/09	590	389
strike price $90, expires 1/17/09	590	277
PDL BioPharma, Inc. (CBOE), strike price $25, expires 1/17/09	3,892	20
Schering-Plough Corp. (CBOE), strike price $30, expires 1/17/09	470	7

		1,239

Put Options—0.3%
Trimeris, Inc. (CBOE), strike price $10, expires 4/19/08	565	198

Total Options Purchased (cost—$2,384)		1,437

Total Investments before options written and securities sold short (cost—$122,653)—132.5%		115,622

OPTIONS WRITTEN (c)—(1.4)%
Call Options—(0.4)%
Celgene Corp. (CBOE), strike price $70, expires 1/17/09	700	(386)
Schering-Plough Corp. (CBOE), strike price $35, expires 1/17/09	470	(5)

		(391)

Put Options—(1.0)%
Celgene Corp. (CBOE), strike price $50, expires 1/17/09	700	(322)
Schering-Plough Corp. (CBOE), strike price $25, expires 1/17/09	470	(508)

		(830)

Total Options Written (premiums received—$1,402)		(1,221)

SECURITIES SOLD SHORT—(0.1)%

	Shares
Healthcare—(0.1)%
RXi Pharmaceuticals Corp. (c) (proceeds—$90)	10,000	(95)

Total Investments net of options written and securities sold short (cost—$121,161)—131.0%		114,306

Other liabilities in excess of other assets—(31.0)%		(27,013)

Net Assets—100.0%		$87,293

Notes to Schedule of Investments

(amounts in thousands):

(a)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	All or partial amount segregated as collateral for options written.

(c)	Non-income producing.

(d)	All or portion of securities on loan with an aggregate market value of $27,600; cash collateral of $28,672 was received with which the Fund purchased short-term investments.

(e)	Securities purchased with cash proceeds from securities on loan.

(f)	Affiliated fund.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2008.

Schedule of Investments

RCM Global Resources Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.1%
Australia—2.6%
BHP Billiton Ltd.	22,520	$740
Rio Tinto Ltd.	4,985	560

		1,300

Brazil—3.0%
Companhia Vale do Rio Doce ADR	24,705	856
Petroleo Brasileiro S.A. ADR	6,308	644

		1,500

Canada—6.6%
Agrium, Inc.	9,510	591
Canadian Natural Resources Ltd.	12,295	842
Potash Corp. Of Saskatchewan	4,950	768
Suncor Energy, Inc.	10,980	1,061

		3,262

Cayman Islands—4.8%
JA Solar Holdings Co., Ltd. ADR (b)	23,715	441
Transocean, Inc. (b)	14,521	1,963

		2,404

China—0.6%
China COSCO Holdings Co., Ltd., Class H	118,500	292

Denmark—2.7%
Vestas Wind Systems A/S (b)	12,115	1,334

France—2.5%
Companie Generale de Geophysique (b)	2,960	736
EDF Energies Nouvelles S.A.	8,380	513

		1,249

Norway—3.7%
Acergy S.A.	24,120	519
Petroleum Geo-Services ASA	21,150	525
Prosafe	50,930	803

		1,847

Spain—1.0%
Gamesa Corp. Tecnologica S.A.	10,880	497

United Kingdom—4.2%
Rio Tinto PLC	6,470	673
Vedanta Resources PLC	11,525	480
Xstrata PLC	13,325	933

		2,086

United States—67.4%
Air Products & Chemicals, Inc.	6,505	598
Apache Corp.	4,465	540
Arch Coal, Inc.	14,520	632
Arena Resources, Inc. (b)	30,309	1,173
Cameron International Corp. (b)	16,790	699
Carrizo Oil & Gas, Inc. (b)	10,520	624
Cleveland-Cliffs, Inc.	4,090	490
Concho Resources, Inc. (b)	23,435	601
Consol Energy, Inc.	10,405	720
Core Laboratories NV (b)	10,750	1,283
Devon Energy Corp.	11,885	1,240
Diamond Offshore Drilling, Inc.	10,158	1,182
Diana Shipping, Inc.	19,520	514
DryShips, Inc.	8,640	517
EOG Resources, Inc.	8,125	975
Excel Maritime Carriers Ltd.	19,860	583
Exxon Mobil Corp.	9,390	794
Freeport-McMoRan Copper & Gold, Inc.	11,155	1,073
Marathon Oil Corp.	29,920	1,364
Monsanto Co.	7,795	869
Mosaic Co. (b)	7,315	751
Nabors Industries Ltd. (b)	26,840	906
National-Oilwell Varco, Inc. (b)	9,990	583
Newfield Exploration Co. (b)	13,020	688
Noble Corp.	27,659	1,374
Noble Energy, Inc.	5,594	407
Occidental Petroleum Corp.	9,160	670
Peabody Energy Corp.	12,115	618
Range Resources Corp.	12,580	798
SandRidge Energy, Inc. (b)	13,040	511
Schlumberger Ltd.	18,720	1,629
Southwestern Energy Co. (b)	58,020	1,955
Sunoco, Inc.	26,890	1,411
Ultra Petroleum Corp. (b)	2,995	232
Valero Energy Corp.	36,635	1,799
Weatherford International Ltd. (b)	21,195	1,536
XTO Energy, Inc.	19,222	1,189

		33,528

Total Common Stock (cost—$46,186)		49,299

Schedule of Investments

RCM Global Resources Fund

March 31, 2008 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—0.9%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $459; collateralized by Freddie Mac, 5.00% due 6/11/09, valued at $473 including accrued interest (cost—$459)	$459	$459

Total Investments (cost—$46,645) (a)—100.0%		49,758

Other assets less liabilities—0.0%		18

Net Assets—100.0%		$49,776

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $8,604 representing 17.3% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.

(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

RCM Global Small-Cap Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.7%
Argentina—0.5%
Mercadolibre, Inc. (b)(d)	29,331	$1,166

Austria—2.3%
Flughafen Wien AG	27,912	3,365
Sparkassen Immobilien AG (b)(d)	149,864	1,630

		4,995

Brazil—2.8%
Gafisa S.A.	107,080	1,770
Gafisa S.A. ADR (d)	24,330	812
Klabin Segall S.A.	316,990	1,608
Metalfrio Solutions S.A.	148,190	1,858

		6,048

Canada—1.3%
Equinox Minerals Ltd. (b)	288,905	1,442
Lululemon Athletica, Inc. (b)(d)	16,675	474
WestJet Airlines Ltd. (b)	43,300	764

		2,680

China—0.7%
China BlueChemical Ltd.	2,870,005	1,530

Estonia—1.2%
Baltika AS	330,790	1,270
Olympic Entertainment Group AS	312,576	1,379

		2,649

Finland—1.0%
Outotec Oyj	39,145	2,082

France—4.3%
April Group	34,605	1,728
Boursorama (b)	189,070	2,112
Pierre & Vacances	17,305	2,083
SR Teleperformance	89,775	3,347

		9,270

Germany—4.1%
Cenit AG Systemhaus	105,174	1,187
Kontron AG	80,135	1,290
Sixt AG	67,562	3,013
Software AG	28,180	2,160
Wirecard AG (b)	67,440	1,182

		8,832

Greece—1.9%
Forthnet S.A. (b)	121,828	1,196
JUMBO S.A.	95,385	2,861

		4,057

Hong Kong—1.3%
Natural Beauty Bio-Technology Ltd.	11,264,776	2,900

Ireland—2.6%
Grafton Group PLC, UNIT (b)	251,965	2,305
Icon PLC ADR (b)	50,305	3,264

		5,569

Italy—0.9%
Mariella Burani SpA (d)	68,950	1,907

Japan—10.0%
Air Water, Inc.	113,605	1,094
Dena Co., Ltd. (d)	265	1,678
Inui Steamship Co., Ltd. (d)	58,600	758
Iwatani International Corp. (d)	641,675	1,716
Moshi Moshi Hotline, Inc.	73,050	2,228
Musashino Bank Ltd. (d)	41,870	1,716
Nippon Seiki Co., Ltd.	41,830	571
Nipro Corp.	49,330	865
Sankyu, Inc. (d)	384,280	2,104
Taihei Kogyo Co., Ltd. (d)	251,000	879
Tokai Carbon Co., Ltd. (d)	310,180	3,181
Unicharm Petcare Corp.	61,030	1,942
Village Vanguard Co., Ltd.	326	1,669
Works Applications Co., Ltd.	729	1,074

		21,475

Malaysia—1.8%
CB Industrial Product Holding Bhd	1,761,840	2,311
TA Enterprise Bhd	4,077,760	1,500

		3,811

Netherlands—2.9%
Nutreco Holding NV	31,667	2,433
Sligro Food Group NV	95,026	3,627

		6,060

Russia—3.0%
OAO Pharmacy Chain 36.6 (b)	16,540	877
Severstal-Avto	53,595	3,253
Veropharm (b)	40,270	2,275

		6,405

Singapore—3.0%
Cosco Corp. Singapore Ltd.	755,600	2,052
Fibrechem Tech Ltd.	3,363,200	1,682

Schedule of Investments

RCM Global Small-Cap Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
Raffles Education Corp. Ltd. (b)	3,588,390	$2,685

		6,419

South Korea—2.4%
MegaStudy Co., Ltd.	7,455	2,486
Meritz Fire & Marine Insurance Co., Ltd.	292,377	2,674

		5,160

Spain—0.8%
Bolsas y Mercados Espanoles	36,955	1,805

Switzerland—8.5%
Bank Sarasin & Cie AG	509	2,214
BKW FMB Energie AG	15,590	1,991
Galenica AG (d)	4,400	1,461
Romande Energie Holding S.A.	1,209	2,589
St. Galler Kantonalbank	4,501	2,116
Temenos Group AG (b)(d)	77,063	2,020
Vetropack Holding AG	1,141	2,588
Winterthur Technologie AG	51,742	3,270

		18,249

United Kingdom—7.5%
Carillion PLC	412,763	3,239
Chemring Group PLC	44,831	2,189
Dana Petroleum PLC (b)	109,030	2,728
Intermediate Capital Group PLC	62,988	1,955
Interserve PLC	208,110	1,992
JKX Oil & Gas PLC	194,110	1,696
Southern Cross Healthcare Ltd.	316,685	2,359

		16,158

United States—34.9%
Affiliated Managers Group, Inc. (b)	20,230	1,836
American Oriental Bioengineering, Inc. (b)(d)	145,795	1,181
Applera Corp.—Celera Genomics Group (b)	65,065	956
Arena Resources, Inc. (b)	37,595	1,455
Baldor Electric	25,895	725
BE Aerospace, Inc. (b)	54,945	1,920
Bristow Group, Inc. (b)	20,321	1,091
Capella Education Co. (b)	24,880	1,358
Carrizo Oil & Gas, Inc. (b)(d)	30,795	1,825
Central European Distribution Corp. (b)(d)	40,289	2,344
Central European Media Enterprises Ltd., Class A (b)(d)	19,047	1,624
Concho Resources, Inc. (b)	67,975	1,743
Core Laboratories NV (b)	17,085	2,038
CROCS, Inc. (b)(d)	90,600	1,583
DealerTrack Holdings, Inc. (b)	57,060	1,154
DRS Technologies, Inc.	24,248	1,413
Factset Research Systems, Inc. (d)	32,126	1,731
FormFactor, Inc. (b)	55,135	1,053
G&K Services, Inc., Class A	38,995	1,389
Geo Group, Inc. (b)(d)	67,146	1,910
GFI Group, Inc. (d)	21,465	1,230
Gymboree Corp. (b)	24,064	960
Hansen Natural Corp. (b)(d)	49,893	1,761
Herbalife Ltd.	22,405	1,064
HMS Holdings Corp. (b)	67,780	1,935
Iconix Brand Group, Inc. (b)(d)	68,904	1,195
Illumina, Inc. (b)(d)	18,033	1,369
Immucor, Inc. (b)(d)	19,775	422
inVentiv Health, Inc. (b)(d)	47,460	1,367
Inverness Med Innovations, Inc. (b)(d)	23,582	710
Kendle International, Inc. (b)(d)	30,395	1,365
Life Time Fitness, Inc. (b)(d)	36,160	1,129
Lifecell Corp. (b)(d)	23,855	1,003
Live Nations, Inc. (b)(d)	110,300	1,338
Mermaid Maritime PLC (b)	2,049,800	1,308
MICROS Systems, Inc. (b)	68,324	2,300
Monolithic Power Systems, Inc. (b)	25,985	458
Nuance Communications, Inc. (b)(d)	97,550	1,698
Old Dominion Freight Line, Inc. (b)	41,880	1,333
OptionsXpress Holding, Inc. (d)	60,315	1,249
Psychiatric Solutions, Inc. (b)(d)	44,395	1,506
Signature Bank & Trust (b)(d)	42,505	1,084
Solera Holdings, Inc. (b)	81,310	1,981
Stanley, Inc. (b)	33,615	990
Stifel Financial Corp. (b)(d)	26,205	1,177
Sybase, Inc. (b)(d)	53,485	1,407
Synaptics, Inc. (b)(d)	25,165	601
Synchronoss Technologies, Inc. (b)(d)	31,095	623
Time Warner Telecom, Inc., Class A (b)(d)	96,700	1,498
Triumph Group, Inc. (d)	33,745	1,921
Varian Semi-conductor Equipment Associates, Inc. (b)	50,195	1,413
Verigy Ltd. (b)	88,910	1,675
Virginia Commerce Bancorp (b)(d)	120,935	1,388
Watson Wyatt Worldwide, Inc.	26,812	1,521
Zoltek Cos., Inc. (b)(d)	37,805	1,002

		75,310

Total Common Stock (cost—$202,680)		214,537

Schedule of Investments

RCM Global Small-Cap Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
SHORT-TERM INVESTMENTS—25.8%
Collateral Invested for Securities on Loan (c)—25.5%
Allianz Dresdner Daily Asset Fund (e)	37,888,641	$37,889

	Principal Amount (000s)
Natixis, 2.70% due 4/1/08	$6,902	6,902
Nordea Bank AB, 2.813% due 4/1/08	10,000	10,000

		54,791

Repurchase Agreement—0.3%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $610; collateralized by Federal Home Loan Bank, 5.25% due 6/12/09, valued at $627 including accrued interest (cost—$610)	610	610

Total Short-Term Investments (cost—$55,401)		55,401

Total Investments (cost—$258,081) (a)—125.5%		269,938

Liabilities in excess of other assets—(25.5)%		(54,843)

Net Assets—100.0%		$215,095

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $119,729 representing 55.7% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.

(b)	Non-income producing.

(c)	Security purchased with the cash proceeds from securities on loan.

(d)	All or portion of securities on loan with an aggregate market value of $52,574; cash collateral of $54,591 was received with which the Fund purchased short-term investments.

(e)	Affiliated fund.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments

RCM Healthcare Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.7%
Healthcare—88.8%
Abbott Laboratories	33,905	$1,870
Acorda Therapeutics, Inc. (b)	10,990	197
Alexion Pharmaceuticals, Inc. (b)(d)	9,535	565
Allergan, Inc.	38,667	2,180
Amylin Pharmaceuticals, Inc. (b)(d)	8,860	259
Applera Corp.—Celera Genomics Group (b)	18,573	273
Baxter International, Inc.	58,255	3,368
BioMarin Pharmaceutical, Inc. (b)(d)	17,040	603
BioMimetic Therapeutics, Inc. (b)(d)	34,796	278
Boston Scientific Corp. (b)	84,410	1,086
Celgene Corp. (b)	35,570	2,180
Cephalon, Inc. (b)	11,385	733
Charles River Laboratories International, Inc. (b)	42,535	2,507
Covance, Inc. (b)(d)	22,486	1,866
CVS Corp.	47,750	1,934
Enteromedics, Inc. (b)	73,565	307
Express Scripts, Inc. (b)	30,975	1,992
Forest Laboratories, Inc. (b)	24,045	962
Genentech, Inc. (b)	35,670	2,896
Gen-Probe, Inc. (b)	7,420	358
Genzyme Corp. (b)	6,965	519
Gilead Sciences, Inc. (b)	57,980	2,988
Health Net, Inc. (b)	25,726	792
Hologic, Inc. (b)(d)	14,365	799
Human Genome Sciences, Inc. (b)	65,705	387
Insulet Corp. (b)(d)	20,412	294
Intuitive Surgical, Inc. (b)	910	295
Johnson & Johnson	20,530	1,332
Keryx Biopharmaceuticals, Inc. (b)(d)	180,600	108
Lifecell Corp. (b)(d)	11,070	465
Medco Health Solutions, Inc. (b)	35,645	1,561
Medicines Co. (b)	19,565	395
Medtronic, Inc.	76,800	3,715
Merck & Co., Inc.	35,540	1,349
Millennium Pharmaceuticals, Inc. (b)	28,045	434
Mindray Medical International Ltd. ADR (d)	20,500	593
Onyx Pharmaceuticals, Inc. (b)(d)	11,625	338
Qiagen NV (b)(d)	43,325	901
Regeneron Pharmaceuticals, Inc. (b)	11,540	222
Savient Pharmaceuticals, Inc. (b)(d)	33,940	679
Schering-Plough Corp.	157,165	2,265
Seattle Genetics, Inc. (b)(d)	22,935	209
Shire Pharmaceuticals Group PLC ADR	36,525	2,117
Smith & Nephew PLC ADR	17,255	1,139
St. Jude Medical, Inc. (b)	22,550	974
Stryker Corp.	26,800	1,743
Teva Pharmaceutical Industries Ltd. ADR	57,675	2,664
United Therapeutics Corp. (b)(d)	11,530	1,000
UnitedHealth Group, Inc.	19,965	686
Volcano Corp. (b)	51,715	646
Wright Medical Group, Inc. (b)	23,805	575
Wyeth	76,275	3,185
XenoPort, Inc. (b)	6,110	247
Xtent, Inc. (b)	28,465	142
Zimmer Holdings, Inc. (b)	17,355	1,351

		63,523

Insurance—1.0%
Cigna Corp.	18,380	746

Technology—6.9%
Applera Corp.—Applied Biosystems Group	19,120	628
Thermo Fisher Scientific, Inc. (b)	55,315	3,144
Waters Corp. (b)	20,173	1,124

		4,896

Total Common Stock (cost—$71,686)		69,165

SHORT-TERM INVESTMENTS—13.1%
Collateral Invested for Securities on Loan (c)—11.0%
Allianz Dresdner Daily Asset Fund (e)	5,278,789	5,279

	Principal Amount (000s)
Goldman Sachs Group L.P., Series 2, FRN (a), 2.888% due 9/12/08	$1,000	1,000
Natixis, 2.70% due 4/1/08	1,602	1,602

		7,881

Repurchase Agreement—2.1%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $1,482; collateralized by Freddie Mac, 5.00% due 6/11/09, valued at $1,514 including accrued interest (cost—$1,482)	1,482	1,482

Total Short-Term Investments (cost—$9,363)		9,363

Schedule of Investments

RCM Healthcare Fund

March 31, 2008 (unaudited)

	Contracts	Value* (000s)
OPTIONS PURCHASED (b)—0.0%
Call Options—0.0%
Shire PLC (CBOE), strike price $67.50, expires 4/19/08 (cost—$25)	216	$14

Total Investments before securities sold short (cost—$81,074)—109.8%		78,542

SECURITIES SOLD SHORT (b)—(1.8)%

	Shares
Healthcare—(1.8)%
Abiomed, Inc.	45,000	(591)
Cardionet, Inc.	30,500	(549)
MAKO Surgical Corp.	22,300	(200)

Total Securities Sold Short (proceeds—$1,335)		(1,340)

Total Investments net of securities sold short (cost—$79,739)—108.0%		77,202

Other liabilities in excess of other assets—(8.0)%		(5,696)

Net Assets—100.0%		$71,506

Notes to Schedule of Investments

(amounts in thousands):

(a)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated thesesecurities are not considered to be illiquid.

(b)	Non-income producing.

(c)	Securities purchased with cash proceeds from securities on loan.

(d)	All or portion of securities on loan with an aggregate market value of $7,640; cash collateral of $7,872 was received with which the Fund purchased short-term investments.

(e)	Affiliated fund.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2008.

Schedule of Investments

RCM International Growth Equity Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.9%
Australia—2.1%
Brambles Ltd.	83,325	$762
Westpac Capital Corp.	50,000	1,091

		1,853

Belgium—1.4%
InBev NV	14,000	1,229

Brazil—1.6%
Bovespa Holding S.A.	61,500	829
Petroleo Brasileiro S.A. ADR	5,800	592

		1,421

Canada—1.8%
Canadian Natural Resources Ltd.	10,700	733

		1,595

China—0.6%
China Mobile Ltd.	32,000	481
CNOOC Ltd.	586,000	862
Denmark—1.5%
Novo Nordisk AS, Class B	19,000	1,308

Finland—2.3%
Nokia Oyj	34,000	1,073
Outotec Oyj	18,100	963

		2,036

France—10.2%
Arkema (b)	555	31
Capgemini S.A.	18,285	1,041
Groupe Danone	21,300	1,905
Ipsen	16,530	939
L’Oreal S.A.	11,500	1,460
Pinault-Printemps-Redoute	7,370	1,093
Total S.A.	18,500	1,370
Vinci S.A.	14,800	1,071

		8,910

Germany—8.3%
BAYER AG	25,594	2,050
Merck KGaA (d)	6,700	825
SAP AG	33,604	1,670
Siemens AG	17,175	1,863
Software AG	11,000	843

		7,251

Hong Kong—1.8%
Cheung Kong Ltd.	53,000	763
Li & Fung Ltd.	225,800	841

		1,604

India—1.5%
Bharti Airtel Ltd. (b)	41,395	847
ICICI Bank Ltd.	25,000	483

		1,330

Italy—1.2%
Unicredito Italiano SpA	156,448	1,048

Japan—17.9%
Acom Co., Ltd.	19,000	507
Asahi Glass Co., Ltd. (d)	63,000	699
East Japan Railway Co.	155	1,293
Fanuc Ltd.	5,400	518
Ibiden Co., Ltd.	16,400	650
Inpex Holdings, Inc.	90	1,017
Kirin Brewery Co., Ltd.	40,000	763
Kuraray Co., Ltd.	71,000	853
Marubeni Corp.	120,000	883
Mitsui Fudosan Co., Ltd.	47,000	946
Mizuho Financial Group, Inc. (d)	159	587
Nidec Corp.	13,300	821
Nintendo Co., Ltd.	2,300	1,203
NTT Data Corp. (d)	234	1,030
Promise Co., Ltd.	14,000	405
Sharp Corp. (d)	69,000	1,184
Sumitomo Mitsui Financial Group, Inc. (d)	122	810
T&D Holdings, Inc.	12,500	663
Takeda Pharmaceutical Co., Ltd.	15,100	758

		15,590

Mexico—1.1%
America Movil S.A. de C.V. ADR, Class L	15,000	955

Netherlands—4.4%
Koninklijke Philips Electronics NV	29,000	1,110
Royal KPN NV	81,407	1,374
Unilever NV	40,000	1,347

		3,831

Norway—1.9%
Acergy S.A. (d)	46,000	989
Petroleum Geo-Services ASA	28,000	695

		1,684

Singapore—1.3%
Raffles Education (b)	470,000	352
SembCorp Industries Ltd.	248,520	741

		1,093

South Korea—1.3%
Samsung Electronics Co., Ltd.	1,730	1,094

Schedule of Investments

RCM International Growth Equity Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
Spain—2.5%
Telefonica S.A.	77,000	$2,212

Sweden—1.9%
Hennes & Mauritz AB, Class B	26,800	1,650

Switzerland—11.7%
ABB Ltd.	60,000	1,617
Holcim Ltd.	10,600	1,113
Lonza Group AG (d)	10,700	1,420
Nestle S.A.	5,600	2,799
Roche Holdings AG	10,730	2,022
Zurich Financial Services AG (d)	4,000	1,261

		10,232

United Kingdom—18.6%
Barclays PLC	92,092	831
Diageo PLC	65,612	1,328
Inmarsat PLC	78,000	688
Lonmin PLC	15,000	912
Man Group PLC	92,925	1,023
Prudential PLC	116,000	1,532
Reckitt Benckiser Group PLC	27,125	1,504
Rio Tinto PLC	18,100	1,881
Serco Group PLC	96,600	870
Shire Pharmaceuticals Group PLC	41,074	795
Smith & Nephew PLC	101,500	1,344
Vodafone Group PLC	433,097	1,287
Xstrata PLC	32,200	2,255

		16,250

Total Common Stock (cost—$74,411)		84,657

SHORT-TERM INVESTMENTS—14.9%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (c)—11.9%
ABN-AMRO Bank NV, 2.375% due 4/1/08	$2,942	2,942
Calyon, 3.00% due 4/1/08	3,500	3,500
Natixis, 2.70% due 4/1/08	4,000	4,000

		10,442

Repurchase Agreement—3.0%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $2,617; collateralized by Freddie Mac Discount Note, 2.194% due 8/4/08, valued at $2,670 including accrued interest (cost—$2,617)	2,617	2,617

Total Short-Term Investments (cost—$13,058)		13,059

Total Investments (cost—$87,469) (a)—111.8%		97,716

Liabilities in excess of other assets—(11.8)%		(10,317)

Net Assets—100.0%		$87,399

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $81,197, representing 92.9% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.

(b)	Non-income producing.

(c)	Security purchased with the cash proceeds from securities on loan.

(d)	All or portion of securities on loan with an aggregate market value of $6,720; cash collateral of $8,339 was received with which the Fund purchased short-term investments.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

RCM Large-Cap Growth Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—95.0%
Aerospace—1.0%
Boeing Co.	66,400	$4,938

Capital Goods—3.7%
Fluor Corp. (d)	62,425	8,812
Textron, Inc.	158,740	8,797

		17,609

Chemicals—1.6%
Monsanto Co.	69,150	7,710

Consumer Discretionary—6.3%
CVS Corp.	147,660	5,982
McDonald’s Corp.	200,200	11,165
Wal-Mart Stores, Inc. (a)	246,525	12,987

		30,134

Consumer Products—1.8%
Avon Products, Inc.	224,300	8,869

Consumer Services—1.7%
Apollo Group, Inc., Class A (a)(b)	82,000	3,542
News Corp., Class A	257,700	4,832

		8,374

Consumer Staples—7.3%
Coca-Cola Co.	147,150	8,957
Colgate-Palmolive Co.	151,300	11,788
PepsiCo, Inc.	101,650	7,339
Procter & Gamble Co.	100,400	7,035

		35,119

Energy—8.1%
Schlumberger Ltd.	163,300	14,207
Sunoco, Inc.	86,400	4,534
Weatherford International Ltd. (b)	137,550	9,968
XTO Energy, Inc.	167,750	10,377

		39,086

Financial Services—7.4%
Charles Schwab Corp.	113,139	2,130
Citigroup, Inc.	167,700	3,592
Franklin Resources, Inc.	49,300	4,782
Goldman Sachs Group, Inc.	30,700	5,078
IntercontinentalExchange, Inc. (b)	45,550	5,944
Northern Trust Corp. (d)	119,600	7,950
U.S. Bancorp (d)	186,075	6,021

		35,497

Healthcare—18.4%
Abbott Laboratories	159,200	8,780
Allergan, Inc.	78,625	4,434
Baxter International, Inc.	125,300	7,245
Celgene Corp. (a)(b)	113,944	6,984
Coventry Health Care, Inc. (b)	88,200	3,559
Genentech, Inc. (b)	101,850	8,268
Gilead Sciences, Inc. (b)	195,850	10,092
Merck & Co., Inc.	313,855	11,911
Schering-Plough Corp.	240,112	3,460
Shire Pharmaceuticals Group PLC ADR	130,075	7,539
St. Jude Medical, Inc. (b)	171,275	7,397
Teva Pharmaceutical Industries Ltd. ADR	199,375	9,209

		88,878

Industrial—1.8%
Deere & Co.	110,775	8,911

Materials & Processing—3.2%
Air Products & Chemicals, Inc.	76,800	7,066
Precision Castparts Corp.	83,900	8,564

		15,630

Multi-Media—1.8%
Walt Disney Co.	270,600	8,491

Oil & Gas—5.7%
Exxon Mobil Corp.	203,725	17,231
Transocean, Inc. (b)	76,249	10,309

		27,540

Technology—18.5%
Adobe Systems, Inc. (b)	146,800	5,225
Apple, Inc. (b)	107,550	15,433
Corning, Inc.	244,876	5,887
Google, Inc., Class A (b)	22,400	9,866
Hewlett-Packard Co.	255,861	11,683
Intel Corp.	460,900	9,762
Microsoft Corp. (a)	421,650	11,966
Oracle Corp. (b)	244,300	4,778
Research In Motion Ltd. (a)(b)	48,165	5,406
Thermo Fisher Scientific, Inc. (b)	164,425	9,346

		89,352

Telecommunications—6.7%
AT&T, Inc.	276,200	10,578
Cisco Systems, Inc. (a)(b)	388,000	9,347
QUALCOMM, Inc.	188,500	7,729
Verizon Communications, Inc.	123,700	4,509

		32,163

Total Common Stock (cost—$435,249)		458,301

Schedule of Investments

RCM Large-Cap Growth Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
SHORT-TERM INVESTMENTS—9.8%
Collateral Invested for Securities on Loan (c)—4.5%
Allianz Dresdner Daily Asset Fund (e)	9,461,266	$9,461

	Principal Amount (000s)
Morgan Stanley, FRN, 2.55% due 9/3/08	$3,000	3,000
Natixis, 2.70% due 4/1/08	9,110	9,110

		21,571

Repurchase Agreement—5.3%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $25,434; collateralized by Fannie Mae, 4.25% due 5/15/09, valued at $25,943 including accrued interest (cost—$25,433)	25,433	25,433

Total Short-Term Investments (cost—$47,004)		47,004

OPTIONS PURCHASED (b)—0.6%
	Contracts
Call Options—0.6%
AT&T, Inc. (CBOE), strike price $40, expires 1/17/09	1,773	594
Celgene Corp. (CBOE), strike price $65, expires 1/17/09	1,149	896
Charles Schwab Corp. (CBOE), strike price $27.50, expires 6/21/08	2,912	15
Cisco Systems, Inc. (CBOE), strike price $25, expires 1/17/09	3,133	881
CVS Caremark Corp. (CBOE), strike price $40, expires 5/17/08	2,495	524
Microsoft Corp. (CBOE), strike price $32.50, expires 4/19/08	2,054	12

Total Options Purchased (cost—$5,329)		2,922

Total Investments before options written (cost—$487,582)—105.4%		508,227

OPTIONS WRITTEN (b)—(1.7)%
Call Options—(0.6)%
Apollo Group, Inc. (CBOE), strike price $90, expires 8/16/08	820	(8)
AT&T, Inc. (CBOE), strike price $50, expires 1/17/09	1,773	(133)
Celgene Corp. (CBOE), strike price $70, expires 1/17/09	1,149	(634)
Cisco Systems, Inc. (CBOE), strike price $27.50, expires 1/17/09	3,133	(589)
PTT Aromatics & Refining PCL, strike price $120, expires 1/17/09	768	(127)
Research In Motion Ltd., strike price $130, expires 9/20/08	481	(577)
Wal-Mart Stores, Inc. (CBOE), strike price $55, expires 1/17/09	1,927	(790)

		(2,858)

Put Options—(1.1)%
3M Co. (CBOE), strike price $75, expires 1/17/09	1,484	(794)
Air Products & Chemicals (CBOE), strike price $90, expires 1/17/09	768	(672)
AT&T, Inc. (CBOE), strike price $35, expires 1/17/09	1,773	(576)
Celgene Corp. (CBOE), strike price $50, expires 1/17/09	1,149	(529)
Charles Schwab Corp. (CBOE), strike price $20, expires 6/21/08	5,824	(1,310)
Coca-Cola Bottling Co. United, Inc. (CBOE), strike price $50, expires 1/17/09	1,728	(242)
CVS Caremark Corp. (CBOE), strike price $32.50, expires 8/16/08	2,495	(150)
Dell, Inc. (CBOE), strike price $17.50, expires 1/17/09	6,532	(1,026)
Research In Motion Ltd. (CBOE), strike price $85, expires 6/21/08	481	(156)

		(5,455)

Total Options Written (premiums received—$8,831)		(8,313)

Total Investments net of options written
(cost—$478,751)—103.7%		499,914

Other liabilities in excess of other assets—(3.7)%		(17,631)

Net Assets—100.0%		$482,283

Schedule of Investments

RCM Large-Cap Growth Fund

March 31, 2008 (unaudited)

Notes to Schedule of Investments

(amounts in thousands):

(a)	All or partial amount segregated as collateral for options written.

(b)	Non-income producing.

(c)	Security purchased with the cash proceeds from securities on loan.

(d)	All or portion of securities on loan with an aggregate market value of $20,967; cash collateral of $21,557 was received with which the Fund purchased short-term investments.

(e)	Affiliated fund.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2008.

Schedule of Investments

RCM Mid-Cap Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.0%
Aerospace—1.9%
Alliant Techsystems, Inc. (a)	10,105	$1,046
Goodrich Corp.	6,295	362

		1,408

Building/Construction—1.3%
Foster Wheeler Ltd. (a)	16,832	953

Capital Goods—4.4%
CH Robinson Worldwide, Inc.	10,400	566
Cooper Industries Ltd., Class A	13,598	546
Intermec, Inc. (a)(c)	38,749	860
J.B. Hunt Transport Services, Inc.	17,870	562
Roper Industries, Inc. (c)	12,925	768

		3,302

Commercial Services—0.3%
Pharmaceutical Product Development, Inc.	6,100	256

Communications—1.3%
MetroPCS Communications, Inc. (a)	25,464	433
NII Holdings, Inc. (a)	16,334	519

		952

Consumer Discretionary—8.3%
Dick’s Sporting Goods, Inc. (a)	26,260	703
Gildan Activewear, Inc. (a)(c)	21,685	810
Guess?, Inc. (c)	21,940	888
International Game Technology (c)	31,527	1,268
Longs Drug Stores Corp.	17,055	724
Navistar International Corp. (a)	2,495	151
Nordstrom, Inc.	14,060	458
Oshkosh Truck Corp.	4,165	151
Ross Stores, Inc.	34,130	1,023

		6,176

Consumer Products—2.1%
Avon Products, Inc.	40,295	1,593

Consumer Services—4.8%
Apollo Group, Inc., Class A (a)	10,326	446
Crown Holdings, Inc. (a)	10,010	252
E.W. Scripps Co., Class A	7,965	334
Everest Re Group Ltd.	4,100	367
Hertz Global Holdings, Inc. (a)	30,080	363
National CineMedia, Inc. (c)	31,580	710
Owens-Illinois, Inc. (a)(c)	8,100	457
Quanta Services, Inc. (a)(c)	29,122	675

		3,604

Consumer Staples—6.0%
Bunge Ltd. (c)	7,960	692
Clorox Co.	9,200	521
Hansen Natural Corp. (a)(c)	18,734	661
Molson Coors Brewing Co., Class B	23,645	1,243
Pepsi Bottling Group, Inc.	15,860	538
Wm. Wrigley Jr. Co. (c)	12,600	792

		4,447

Energy—12.7%
Arch Coal, Inc. (c)	3,345	146
Consol Energy, Inc.	11,415	790
Core Laboratories NV (a)	5,615	670
First Solar, Inc. (a)	580	134
Nabors Industries Ltd. (a)	23,520	794
National-Oilwell Varco, Inc. (a)	11,465	669
Newfield Exploration Co. (a)	9,070	479
Range Resources Corp.	17,585	1,116
Southwestern Energy Co. (a)	46,954	1,582
Sunoco, Inc.	24,955	1,309
Sunpower Corp., Class A (a)(c)	1,275	95
Weatherford International Ltd. (a)	22,577	1,636

		9,420

Environmental Services—1.3%
Republic Services, Inc.	32,775	958

Financial Services—5.8%
Affiliated Managers Group, Inc. (a)(c)	3,501	318
City National Corp.	935	46
Federated Investors, Inc., Class B	10,740	421
Genworth Financial, Inc., Class A	5,185	117
IntercontinentalExchange, Inc. (a)	3,950	515
Lazard Ltd., Class A (c)	14,601	558
M&T Bank Corp.	4,995	402
Northern Trust Corp.	17,547	1,166
Och-Ziff Capital Management Group LLC (c)	13,720	288
Zions Bancorporation (c)	10,752	490

		4,321

Healthcare—13.0%
Allergan, Inc.	20,370	1,149
Celgene Corp. (a)	2,750	169
Charles River Laboratories International, Inc. (a)	10,945	645
Community Health Systems, Inc. (a)	15,275	513
Covance, Inc. (a)	2,190	182
Coventry Health Care, Inc. (a)	6,850	276
Express Scripts, Inc. (a)	10,460	673
Forest Laboratories, Inc. (a)	17,160	687
Gen-Probe, Inc. (a)	8,400	405
Hologic, Inc. (a)(c)	11,736	652
Icon PLC ADR (a)	5,400	350

Schedule of Investments

RCM Mid-Cap Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
Illumina, Inc. (a)(c)	6,225	$472
Millennium Pharmaceuticals, Inc. (a)	36,220	560
Mylan Laboratories, Inc. (c)	36,900	428
Qiagen N.V. (a)(c)	41,590	865
Quest Diagnostics, Inc. (c)	10,427	472
Shire Pharmaceuticals Group PLC ADR	12,050	698
St. Jude Medical, Inc. (a)	4,800	207
United Therapeutics Corp. (a)(c)	3,490	303

		9,706

Hotels/Gaming—1.9%
Melco PBL Entertainment Macau Ltd. ADR (a)(c)	40,005	455
Starwood Hotels & Resorts Worldwide, Inc.	18,002	932

		1,387

Insurance—0.2%
Cigna Corp.	3,185	129

Materials & Processing—4.7%
Air Products & Chemicals, Inc.	14,485	1,332
Cleveland-Cliffs, Inc.	4,380	525
Mosaic Co. (a)	2,465	253
Precision Castparts Corp.	13,850	1,414

		3,524

Oil & Gas—1.1%
Diamond Offshore Drilling, Inc.	6,785	790

Retail—1.2%
China Nepstar Chain Drug Ltd. ADR	15,695	213
Urban Outfitters, Inc. (a)	22,700	712

		925

Technology—24.6%
Activision, Inc. (a)	29,539	807
Akamai Technologies, Inc. (a)(c)	24,560	692
Ametek, Inc.	30,754	1,350
Applera Corp.—Applied Biosystems Group	20,555	675
BEA Systems, Inc. (a)	39,505	757
Blue Coat Systems, Inc. (a)(c)	3,075	68
Broadcom Corp., Class A (a)	26,519	511
Citrix Systems, Inc. (a)	5,585	164
Cognizant Technology Solutions Corp., Class A (a)	24,310	701
Crown Castle International Corp. (a)	7,020	242
Dolby Laboratories, Inc., Class A (a)	11,765	427
Electronic Arts, Inc. (a)	26,615	1,329
Fiserv, Inc. (a)	10,750	517
Global Payments, Inc.	18,875	781
Intersil Corp., Class A	30,515	783
Intuit, Inc. (a)	17,050	460
Juniper Networks, Inc. (a)(c)	30,490	762
Maxim Integrated Products, Inc.	36,491	744
McAfee, Inc. (a)	29,895	989
Microchip Technology, Inc. (c)	21,085	690
National Semi-conductor Corp.	29,920	548
Netapp, Inc. (a)	24,950	500
NVIDIA Corp. (a)	20,815	412
PMC-Sierra, Inc. (a)(c)	63,890	364
Riverbed Technology, Inc. (a)	8,200	122
Salesforce.com, Inc. (a)	12,075	699
SanDisk Corp. (a)	6,959	157
SBA Communications Corp., Class A (a)	37,121	1,107
Thermo Fisher Scientific, Inc. (a)	16,560	941

		18,299

Telecommunications—0.5%
SAVVIS, Inc. (a)(c)	22,935	373

Utilities—0.6%
NRG Energy, Inc. (a)	11,680	456

Total Common Stock (cost—$72,971)		72,979

SHORT-TERM INVESTMENTS—19.3%
Collateral Invested for Securities on Loan (b)—17.9%
Allianz Dresdner Daily Asset Fund (d)	6,425,820	6,426

	Principal Amount (000s)
Calyon, 3.00% due 4/1/08	$3,417	3,417
Natixis, 2.70% due 4/1/08	3,500	3,500

		13,343

Repurchase Agreement—1.4%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $1,010; collateralized by Freddie Mac Discount Note, 2.194% due 8/4/08, valued at $1,032 including accrued interest (cost—$1,010)	1,010	1,010

Total Short-Term Investments (cost—$14,353)		14,353

Total Investments (cost—$87,324)—117.3%		87,332

Liabilities in excess of other assets—(17.3)%		(12,904)

Net Assets—100.0%		$74,428

Schedule of Investments

RCM Mid-Cap Fund

March 31, 2008 (unaudited)

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	Security purchased with the cash proceeds from securities on loan.

(c)	All or portion of securities on loan with an aggregate market value of $12,934; cash collateral of $13,329 was received with which the Fund purchased short-term investments.

(d)	Affiliated fund.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

RCM Small-Cap Growth Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.3%
Aerospace—3.5%
BE Aerospace, Inc. (a)	2,749	$96
DRS Technologies, Inc.	1,155	67
Triumph Group, Inc. (c)	1,820	104

		267

Airlines—0.7%
Allegiant Travel Co. (a)	1,945	51

Automotive—0.9%
LKQ Corp. (a)	3,178	72

Capital Goods—4.6%
Amerigon, Inc. (a)	4,195	62
Barnes Group, Inc. (c)	2,289	53
Clean Harbors, Inc. (a)	1,297	84
Measurement Specialties, Inc. (a)	2,327	41
Stanley, Inc. (a)	3,745	110

		350

Chemicals—0.7%
Zoltek Cos., Inc. (a)(c)	2,008	53

Commercial Services—0.6%
American Public Education, Inc. (a)	1,470	45

Consumer Discretionary—12.8%
Bare Escentuals, Inc. (a)	1,970	46
Central European Distribution Corp. (a)(c)	2,960	172
Chattem, Inc. (a)(c)	610	41
CROCS, Inc. (a)(c)	3,680	64
Deckers Outdoor Corp. (a)	382	41
Dollar Tree, Inc. (a)	2,341	65
G&K Services, Inc., Class A	1,470	52
Gymboree Corp. (a)	1,857	74
Hansen Natural Corp. (a)(c)	2,370	84
HH Gregg, Inc. (a)	4,495	50
Iconix Brand Group, Inc. (a)	3,067	53
Lululemon Athletica, Inc. (a)(c)	1,210	34
Spartan Stores, Inc.	2,900	61
Warnaco Group, Inc. (a)	2,055	81
WMS Industries, Inc. (a)	1,413	51

		969

Consumer Services—9.5%
Capella Education Co. (a)	1,055	58
Central European Media Enterprises Ltd., Class A (a)(c)	925	79
Factset Research Systems, Inc. (c)	1,412	76
Geo Group, Inc. (a)	2,930	83
HMS Holdings Corp. (a)	3,030	86
Kendle International, Inc. (a)(c)	1,690	76
Life Time Fitness, Inc. (a)(c)	1,924	60
Live Nations, Inc. (a)(c)	4,670	57
Sinclair Broadcast Group, Inc., Class A (c)	8,475	76
Watson Wyatt Worldwide, Inc., Class A	1,186	67

		718

Energy—9.0%
Arena Resources, Inc. (a)	1,955	76
Carrizo Oil & Gas, Inc. (a)(c)	2,020	120
Concho Resources, Inc. (a)	4,925	126
Core Laboratories NV (a)	976	116
Penn Virginia Corp.	1,430	63
Superior Energy Services (a)	2,074	82
Superior Well Services, Inc. (a)	2,111	46
T-3 Energy Services, Inc. (a)(c)	1,303	56

		685

Financial Services—9.1%
Affiliated Managers Group, Inc. (a)	1,550	141
Castlepoint Holdings Ltd.	5,305	52
First Mercury Financial Corp. (a)	2,510	44
GFI Group, Inc. (c)	1,050	60
NexCen Brands, Inc. (a)	5,235	18
OptionsXpress Holding, Inc.	2,655	55
Prosperity Bancshares, Inc.	2,210	63
Stifel Financial Corp. (a)	1,564	70
Sunstone Hotel Investors, Inc., REIT	3,935	63
Tower Group, Inc.	2,190	55
Virginia Commerce Bancorp (a)(c)	5,875	67

		688

Healthcare—19.9%
AMAG Pharmaceuticals, Inc. (a)	755	30
Amedisys, Inc. (a)	1,640	64
American Oriental Bioengineering, Inc. (a)(c)	6,795	55
Animal Health International, Inc. (a)	6,375	70
Applera Corp.—Celera Genomics Group (a)	5,374	79
Conceptus, Inc. (a)(c)	3,385	63
Eurand NV (a)	3,443	52
Genoptix, Inc. (a)	2,300	57
Herbalife Ltd.	1,360	65
Hologic, Inc. (a)	945	53
Icon PLC ADR (a)	1,083	70
Illumina, Inc. (a)(c)	1,368	104
Immucor, Inc. (a)	1,395	30
inVentiv Health, Inc. (a)(c)	2,630	76
Inverness Med Innovations, Inc. (a)	1,535	46

Schedule of Investments

RCM Small-Cap Growth Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
Lifecell Corp. (a)(c)	1,658	$70
Luminex Corp. (a)(c)	3,335	65
Natus Medical, Inc. (a)	2,710	49
PSS World Medical, Inc. (a)(c)	4,239	71
Psychiatric Solutions, Inc. (a)(c)	2,325	79
Regeneron Pharmaceuticals, Inc. (a)	2,410	46
Sun Healthcare Group, Inc. (a)	4,190	55
United Therapeutics Corp. (a)	549	48
Volcano Corp. (a)	3,581	45
Wright Medical Group, Inc. (a)	2,738	66

		1,508

Machinery—1.0%
Baldor Electric	2,581	72

Metals & Mining—0.5%
Horsehead Holding Corp. (a)	3,315	38

Technology (a)—18.1%
Blue Coat Systems, Inc.	1,530	34
DealerTrack Holdings, Inc.	3,160	64
Emulex Corp. (c)	2,955	48
FormFactor, Inc.	2,660	51
i2 Technologies, Inc. (c)	4,010	45
MICROS Systems, Inc.	3,475	117
Monolithic Power Systems, Inc.	2,612	46
Nuance Communications, Inc.	3,725	65
Omnicell, Inc.	3,040	61
Omniture, Inc.	2,023	47
ON Semi-conductor Corp.	7,340	42
Pericom Semiconductor Corp.	4,328	63
Progress Software Corp.	1,885	56
Solera Holdings, Inc.	4,350	106
SXC Health Solutions Corp.	3,106	37
Sybase, Inc.	2,865	75
Synaptics, Inc. (c)	1,645	39
Synchronoss Technologies, Inc. (c)	2,030	40
Taleo Corp., Class A	2,415	47
Ultimate Software Group, Inc.	1,625	49
Varian Semi-conductor Equipment Associates, Inc.	3,010	85
Verigy Ltd.	4,655	88
Vocus, Inc.	2,424	64

		1,369

Telecommunications—4.4%
Centennial Communications Corp. (a)	10,790	64
Comtech Telecommunications Corp. (a)	1,508	59
NTELOS Holdings Corp.	3,510	85
PAETEC Holding Corp. (a)	9,133	61
Time Warner Telecom, Inc., Class A (a)	4,393	68

		337

Transportation—3.0%
Bristow Group, Inc. (a)	986	53
Gulfmark Offshore, Inc. (a)	1,725	94
Old Dominion Freight Line, Inc. (a)	2,381	76

		223

Total Common Stock (cost—$7,695)		7,445

SHORT-TERM INVESTMENTS—14.3%
Collateral Invested for Securities on Loan (b)—13.4%
Allianz Dresdner Daily Asset Fund (d)	1,010,860	1,011

	Principal Amount (000s)
Repurchase Agreement—0.9%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $71; collateralized by Freddie Mac, 5.51% due 1/23/23, valued at $75 including accrued interest (cost—$71)	$71	71

Total Short-Term Investments (cost—$1,082)		1,082

Total Investments (cost—$8,777)—112.6%		8,527

Liabilities in excess of other assets—(12.6)%		(957)

Net Assets—100.0%		$7,570

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	Security purchased with the cash proceeds from securities on loan.

(c)	All or portion of securities on loan with an aggregate market value of $1,705; cash collateral of $1,767 was received with which the Fund purchased short-term investments.

(d)	Affiliated fund.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

RCM Strategic Growth Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—95.8%
Aerospace—0.8%
General Dynamics Corp. (a)	547	$45

Building/Construction—1.5%
Lennar Corp., Class A	4,700	88

Capital Goods—1.1%
Fluor Corp. (a)	473	67

Chemicals—3.3%
Monsanto Co. (a)	1,435	160
Potash Corp. Of Saskatchewan	225	35

		195

Commercial Services—0.6%
Apollo Group, Inc., Class A (b)	95	4
Pharmaceutical Product Development, Inc.	683	29

		33

Computers—0.9%
Data Domain, Inc. (b)	1,420	34
Sun Microsystems, Inc. (b)	1,350	21

		55

Consumer Discretionary—11.0%
CROCS, Inc. (b)	1,600	28
CVS Corp. (a)	1,783	72
Dick’s Sporting Goods, Inc. (b)	2,100	57
GameStop Corp., Class A (a)(b)	2,029	105
Gildan Activewear, Inc. (b)	1,714	64
Guess?, Inc.	770	31
McDonald’s Corp.	2,275	127
Nordstrom, Inc.	148	5
Wal-Mart Stores, Inc. (a)	2,395	126
Walt Disney Co.	963	30

		645

Consumer Products—1.5%
Avon Products, Inc.	2,260	89

Consumer Services—0.5%
Quanta Services, Inc. (a)(b)	1,315	30

Consumer Staples—3.9%
Coca-Cola Co. (a)	1,861	113
Colgate-Palmolive Co. (a)	1,520	119

		232

Energy—10.3%
Concho Resources, Inc. (b)	3,575	92
EOG Resources, Inc. (a)	356	43
First Solar, Inc. (b)	356	82
Schlumberger Ltd. (a)	1,585	138
Southwestern Energy Co. (b)	1,546	52
Sunoco, Inc.	1,226	64
Sunpower Corp., Class A (a)(b)	1,157	86
Weatherford International Ltd. (b)	336	25
XTO Energy, Inc.	345	21

		603

Financial Services—8.3%
American Express Co.	35	2
Charles Schwab Corp.	340	6
Citigroup, Inc. (a)	5,961	128
CME Group, Inc.	32	15
IntercontinentalExchange, Inc. (a)(b)	1,067	139
Lazard Ltd., Class A	976	37
Northern Trust Corp. (a)	1,738	116
U.S. Bancorp	1,365	44

		487

Healthcare—11.1%
Abbott Laboratories	1,138	63
Allergan, Inc. (a)	1,321	74
Celgene Corp. (b)	542	33
Gilead Sciences, Inc. (a)(b)	2,469	127
Hologic, Inc. (b)	510	28
Medtronic, Inc.	1,210	59
Merck & Co., Inc.	2,100	80
Shire Pharmaceuticals Group PLC ADR (a)	1,051	61
St. Jude Medical, Inc. (a)(b)	790	34
Teva Pharmaceutical Industries Ltd. ADR	1,985	92

		651

Hotels/Gaming—2.1%
MGM Mirage, Inc. (b)	1,000	58
Starwood Hotels & Resorts Worldwide, Inc. (a)	1,195	62

		120

Industrial—1.2%
Deere & Co. (a)	867	70

Materials & Processing—3.4%
Air Products & Chemicals, Inc.	566	52
Cleveland-Cliffs, Inc.	633	76
Precision Castparts Corp. (a)	490	50
Weyerhaeuser Co.	335	22

		200

Oil & Gas—3.7%
Exxon Mobil Corp. (a)	1,308	110
Transocean, Inc. (a)(b)	776	105

		215

Schedule of Investments

RCM Strategic Growth Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
Retail—0.4%
China Nepstar Chain Drug Ltd. ADR	1,909	$26

Technology—27.6%
Activision, Inc. (b)	2,192	60
American Tower Corp., Class A (b)	1,134	44
Apple, Inc. (a)(b)	1,380	198
Cerner Corp. (b)	582	22
Cisco Systems, Inc. (b)	877	21
Cognizant Technology Solutions Corp., Class A (b)	1,629	47
Corning, Inc. (a)	2,936	71
Cree, Inc. (b)	225	6
Ctrip.com International Ltd. ADR	408	22
Electronic Arts, Inc. (b)	465	23
EMC Corp. (b)	1,989	29
Energizer Holdings, Inc. (b)	230	21
Google, Inc., Class A (b)	165	73
Hewlett-Packard Co. (a)	1,827	83
Intel Corp.	2,277	48
MasterCard, Inc., Class A	215	48
MEMC Electronic Materials, Inc. (b)	932	66
Microsoft Corp. (a)	8,040	228
NVIDIA Corp. (a)(b)	2,693	53
Oracle Corp. (b)	4,217	82
QUALCOMM, Inc.	1,422	58
Research In Motion Ltd. (a)(b)	1,112	125
Salesforce.com, Inc. (a)(b)	1,256	73
Texas Instruments, Inc.	1,727	49
Thermo Fisher Scientific, Inc. (b)	784	45
Websense, Inc. (b)	1,450	27

		1,622

Telecommunications—2.6%
AT&T, Inc. (a)	2,922	112
NII Holdings, Inc. (b)	588	19
SBA Communications Corp., Class A (b)	638	19

		150

Total Common Stock (cost—$5,638)		5,623

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—2.3%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $138; collateralized by Freddie Mac, 5.00% due 6/11/09, valued at $142 including accrued interest (cost—$138)	$138	$138

OPTIONS PURCHASED (b)—0.8%

	Contracts
Call Options—0.7%
Air Products & Chemicals (CBOE), strike price $75, expires 1/17/09	6	12
Apollo Group, Inc. (CBOE), strike price $80, expires 5/17/08	7	—(c	)
AT&T, Inc. (CBOE), strike price $40, expires 1/17/09	7	2
Celgene Corp. (CBOE), strike price $65, expires 1/17/09	13	10
Charles Schwab Corp. (CBOE), strike price $27.50, expires 6/21/08	15	—(c	)
Corning, Inc. (CBOE), strike price $25, expires 1/17/09	23	7
CVS Caremark Corp. (CBOE), strike price $40, expires 5/17/08	27	6
Intel Corp. (CBOE), strike price $30, expires 1/17/09	42	2
Merck & Co., Inc. (CBOE), strike price $50, expires 5/17/08	20	—(c	)
Qualcomm, Inc. (CBOE), strike price $45, expires 4/19/08	28	—(c	)
Salesforce.com, Inc. (CBOE), strike price $70, expires 1/16/10	3	4
Schering-Plough Corp. (CBOE), strike price $30, expires 1/17/09	11	—(c	)

		43

Put Options—0.1%
PowerShares QQQ (CBOE), strike price $39, expires 5/17/08	12	1
SPDR Trust (CBOE), strike price $128, expires 4/19/08	11	2

		3

Total Options Purchased (cost—$80)		46

Total Investments before options written and securities sold short (cost—$5,856)—98.9%		5,807

Schedule of Investments

RCM Strategic Growth Fund

March 31, 2008 (unaudited)

	Contracts	Value* (000s)
OPTIONS WRITTEN (b)—(5.7)%
Call Options—(2.7)%
Allergan, Inc. (CBOE), strike price $70, expires 4/19/08	4	$— (c)
American Tower Corp. (CBOE), strike price $40, expires 1/17/09	4	(2)
Apple, Inc. (CBOE), strike price $170, expires 10/18/08	3	(3)
strike price $160, expires 1/17/09	4	(8)
AT&T, Inc. (CBOE), strike price $50, expires 1/17/09	7	(1)
Best Buy Co., Inc. (CBOE), strike price $50, expires 1/17/09	24	(7)
Celgene Corp. (CBOE), strike price $70, expires 1/17/09	13	(7)
Cisco Systems, Inc. (CBOE), strike price $27.50, expires 7/19/08	19	(1)
Citigroup, Inc. (CBOE), strike price $20, expires 1/17/09	55	(25)
Cleveland-Cliffs, Inc. (CBOE), strike price $120, expires 10/18/08	3	(6)
Cognizant Technology Solutions Corp. (CBOE), strike price $40, expires 4/19/08	7	— (c)
Crocs, Inc. (CBOE), strike price $20, expires 9/20/08	16	(5)
Dick’s Sporting Goods, Inc. (CBOE), strike price $32.50, expires 9/20/08	21	(3)
Gamestop Corp. (CBOE), strike price $60, expires 10/18/08	11	(5)
Hewlett-Packard Co. (CBOE), strike price $50, expires 8/16/08	12	(3)
Intel Corp. (CBOE), strike price $35, expires 1/17/09	82	(1)
IntercontinentalExchange, Inc. (CBOE), strike price $155, expires 6/21/08	4	(2)
Lennar Corp. (CBOE), strike price $17.50, expires 8/16/08	47	(20)
MasterCard, Inc. (CBOE), strike price $195, expires 4/19/08	2	(6)
MEMC Electronic Materials, Inc. (CBOE), strike price $90, expires 7/19/08	9	(3)
Merck & Co., Inc. (CBOE), strike price $65, expires 4/19/08	5	— (c)
strike price $50, expires 10/18/08	7	— (c)
Microsoft Corp. (CBOE), strike price $35, expires 1/17/09	79	(7)
NVIDIA Corp. (CBOE), strike price $40, expires 6/21/08	13	— (c)
Oracle Corp. (CBOE), strike price $22.50, expires 1/17/09	41	(7)
PowerShares QQQ (CBOE), strike price $45, expires 5/17/08	12	(1)
Research In Motion Ltd., (CBOE) strike price $130, expires 9/20/08	9	(11)
Schering-Plough Corp. (CBOE), strike price $35, expires 1/17/09	11	— (c)
Schlumberger Ltd. (CBOE), strike price $90, expires 8/16/08	7	(5)
Shire PLC (CBOE), strike price $75, expires 4/19/08	11	— (c)
SunPower Corp. (CBOE), strike price $70, expires 1/17/09	5	(10)
Texas Instruments, Inc. (CBOE), strike price $32.50, expires 4/19/08	16	— (c)
Wal-Mart Stores, Inc. (CBOE), strike price $55, expires 1/17/09	23	(9)

		(158)

Put Options—(3.0)%
Air Products & Chemicals (CBOE), strike price $65, expires 1/17/09	6	(1)
strike price $90, expires 1/17/09	2	(2)
Apollo Group, Inc., (CBOE) strike price $30, expires 11/22/08	20	(5)
strike price $60, expires 5/17/08	7	(12)
Apple, Inc. (CBOE), strike price $115, expires 1/17/09	6	(6)
AT&T, Inc. (CBOE), strike price $35, expires 1/17/09	7	(2)
Baidu.com, Inc. (CBOE), strike price $190, expires 9/20/08	1	(2)
Broadcom Corp. (CBOE), strike price $17.50, expires 8/16/08	7	(1)
Celgene Corp. (CBOE), strike price $50, expires 7/19/08	4	(1)
strike price $50, expires 1/17/09	13	(6)
Charles Schwab Corp. (CBOE), strike price $20, expires 6/21/08	30	(7)
Citrix Systems, Inc. (CBOE), strike price $30, expires 9/20/08	4	(1)
Coca-Cola Bottling Co. United, Inc. (CBOE), strike price $50, expires 1/17/09	16	(2)
Corning, Inc. (CBOE), strike price $20, expires 1/17/09	23	(4)
Cree, Inc. (CBOE), strike price $17.50, expires 6/21/08	17	(1)

Schedule of Investments

RCM Strategic Growth Fund

March 31, 2008 (unaudited)

	Contracts	Value* (000s)
CVS Caremark Corp. (CBOE), strike price $32.50, expires 8/16/08	27	$(2)
Dell, Inc. (CBOE), strike price $17.50, expires 1/17/09	65	(10)
Energizer Holdings, Inc. (CBOE), strike price $85, expires 8/16/08	3	(1)
Focus Media Holding Ltd. (CBOE), strike price $30, expires 7/19/08	12	(4)
Google, Inc. (CBOE), strike price $430, expires 9/20/08	5	(21)
Intel Corp. (CBOE), strike price $20, expires 1/17/09	82	(20)
Merrill Lynch & Co., Inc. (CBOE), strike price $32.50, expires 4/19/08	4	(1)
Microsoft Corp. (CBOE), strike price $25, expires 10/18/08	10	(1)
NII Holdings, Inc. (CBOE), strike price $40, expires 6/21/08	4	(4)
Nordstrom, Inc. (CBOE), strike price $25, expires 1/17/09	44	(12)
NVIDIA Corp. (CBOE), strike price $27.50, expires 6/21/08	13	(11)
Oracle Corp., (CBOE), strike price $17.50, expires 1/17/09	34	(5)
strike price $19, expires 6/21/08	31	(3)
Qualcomm, Inc. (CBOE), strike price $37.50, expires 4/19/08	28	(1)
Research In Motion Ltd. (CBOE), strike price $85, expires 6/21/08	7	(2)
Royal Caribbean Cruises (CBOE), strike price $30, expires 6/21/08	17	(4)
Salesforce.com, Inc. (CBOE), strike price $50, expires 1/16/10	3	(4)
Schering-Plough Corp. (CBOE), strike price $25, expires 1/17/09	11	(12)
Shire PLC (CBOE), strike price $60, expires 4/19/08	11	(4)

		(175)

Total Options Written (premiums received—$403)		(333)

SECURITIES SOLD SHORT—(7.8)%

	Shares
Exchange-Traded Funds—(4.7)%
iShares Russell 2000 Index	430	(30)
Oil Service HOLDRs Trust	262	(46)
Powershares QQQ Trust	2,182	(95)
SPDR Trust Series 1, UNIT	775	(102)

		(273)

Financial Services—(1.7)%
Bank of America Corp.	545	(20)
JPMorgan Chase & Co.	340	(14)
Lehman Brothers Holdings, Inc.	370	(14)
Maguire Properties, Inc., REIT	975	(14)
Merrill Lynch & Co., Inc.	951	(39)

		(101)

Technology—(1.4)%
Broadcom Corp., Class A (b)	1,810	(35)
Citrix Systems, Inc. (b)	400	(12)
Dell, Inc. (b)	735	(15)
Juniper Networks, Inc.(b)	835	(21)

		(83)

Total Securities Sold Short (proceeds—$483)		(457)

Total Investments net of options written and securities sold short (cost—$4,970)—85.4%		5,017

Other assets less other liabilities—14.6%		854

Net Assets—100.0%		$5,871

Notes to Schedule of Investments:

(a)	All or partial amount segregated as collateral for options written.

(b)	Non-income producing.

(c)	Amount is less than $500.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

RCM Technology Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—91.7%
Capital Goods—2.6%
ABB Ltd.	1,102,445	$29,713
Nidec Corp.	35,790	2,209

		31,922

Chemicals—1.6%
Monsanto Co. (c)	183,790	20,492

Communications—1.6%
Focus Media Holding Ltd. ADR (d)(f)	584,985	20,562

Computers—0.1%
Innolux Display GDR (a)(d)	122,758	646

Consumer Services—0.3%
Capita Group PLC	182,335	2,456
Visa, Inc., Class A (d)	20,314	1,267

		3,723

Consumer Staples—0.0%
Orkla ASA	100	1

Electronics—0.4%
Philips Electronics NV	125,395	4,808

Energy—3.3%
Cameron International Corp. (d)	2,000	83
Diamond Offshore Drilling, Inc. (f)	47,000	5,471
First Solar, Inc. (d)	152,007	35,135
National-Oilwell Varco, Inc. (d)	1,000	58
Q-Cells AG (d)	1,565	156
Renewable Energy Corp. AS (d)	100	3
Schlumberger Ltd.	1,000	87
Sunpower Corp., Class A (d)(f)	3,900	291
Suntech Power Holdings Co., Ltd. ADR (d)	6,910	280
Weatherford International Ltd. (d)	1,000	72

		41,636

Healthcare—1.6%
Baxter International, Inc.	96,105	5,557
Becton Dickinson & Co.	143,985	12,361
Roche Holdings AG ADR	26,920	2,543

		20,461

Semi-conductors—0.7%
Intersil Corp., Class A	316,380	8,122
Veeco Instruments, Inc. (d)(f)	21,955	365

		8,487

Technology—75.0%
Activision, Inc. (c)(d)	1,697,790	46,367
Alibaba.com Ltd. (d)	2,443,732	5,137
Analog Devices, Inc.	356,960	10,537
Apple, Inc. (d)	317,395	45,546
ASML Holding NV (f)	104,995	2,605
Autodesk, Inc. (d)	1,000	31
Baidu.com ADR (d)(f)	91,465	21,918
BladeLogic, Inc. (d)(f)	248,655	6,975
Chartered Semiconductor Manufacturing Ltd. (d)(f)	8,833,275	4,681
Cognizant Technology Solutions Corp., Class A (d)	606,850	17,495
Comcast Corp., Class A	1,123,250	21,724
Corning, Inc.	1,013,955	24,375
Cree, Inc. (d)(f)	351,390	9,825
Ctrip.com International Ltd. ADR (c)(f)	393,670	20,872
Data Domain, Inc. (d)(f)	1,093,520	26,026
Dolby Laboratories, Inc., Class A (d)	170,295	6,175
eBay, Inc. (d)	326,890	9,754
Electronic Arts, Inc. (d)	175,780	8,775
EMC Corp. (c)(d)	1,618,645	23,211
Energy Conversion Devices, Inc. (d)(f)	1,000	30
FormFactor, Inc. (d)	1,000	19
Google, Inc., Class A (c)(d)	69,867	30,774
Hewlett-Packard Co.	993,775	45,376
Infosys Technologies Ltd. ADR (f)	168,290	6,020
Intel Corp. (c)	1,739,120	36,835
International Business Machines Corp.	375,370	43,220
International Rectifier Corp. (d)	1,000	21
Itron, Inc. (d)(f)	56,651	5,112
Juniper Networks, Inc. (d)(f)	178,100	4,452
KLA-Tencor Corp.	8,380	311
Lenovo Group Ltd.	4,759,100	3,107
LG Electronics, Inc.	53,820	6,917
Linear Technology Corp. (f)	309,905	9,511
Longtop Financial Technologies Ltd. ADR (d)	49,208	929
McAfee, Inc. (c)(d)	1,116,295	36,938
MEMC Electronic Materials, Inc. (d)	273,636	19,401
Microchip Technology, Inc. (f)	307,575	10,067
Microsoft Corp. (c)	1,467,145	41,638
National Semi-conductor Corp.	50,000	916
Netapp, Inc. (d)	449,230	9,007
Netflix, Inc. (d)(f)	139,365	4,829
Nuance Communications, Inc. (d)(f)	463,865	8,076
NVIDIA Corp. (c)(d)	485,850	9,615
Omniture, Inc. (d)(f)	403,383	9,362
ON Semi-conductor Corp. (d)(f)	1,026,980	5,833
Oracle Corp. (d)	2,311,150	45,206
QUALCOMM, Inc. (c)	1,184,265	48,555

Schedule of Investments

RCM Technology Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
Research In Motion Ltd. (d)	266,835	$29,947
Riverbed Technology, Inc. (c)(d)	1,482,480	22,030
Salesforce.com, Inc. (c)(d)	806,075	46,648
Samsung Electronics Co., Ltd.	49,535	31,324
SAP AG ADR (f)	173,535	8,602
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	1,825,625	18,749
Tencent Holdings Ltd.	4,404,366	25,359
TomTom NV (d)	2,420	100

		936,865

Telecommunications—4.5%
Amdocs Ltd. (d)	152,334	4,320
American Tower Corp., Class A (d)	521,090	20,432
AT&T, Inc.	70,025	2,682
Bharti Airtel Ltd. (d)	340,570	6,966
Cisco Systems, Inc. (c)(d)	1,000	24
Clearwire Corp., Class A (d)(f)	318,993	4,724
Nokia Corp. ADR	1,000	32
Philippine Long Distance Telephone Co. ADR (f)	131,805	8,760
Telefonica S.A. ADR	22,140	1,915
Telekomunikasi Indonesia Tbk PT ADR (f)	136,975	5,745

		55,600

Total Common Stock (cost—$1,119,684)		1,145,203

WARRANTS—0.1%

	Units
Financial Services—0.1%
Epistar Corp., Expires 10/9/17 (a)(d) (cost—$2,237)	474,000	1,328

SHORT-TERM INVESTMENTS—15.7%

	Shares
Collateral Invested for Securities on Loan (e)—11.6%
Allianz Dresdner Daily Asset Fund (g)	67,955,850	67,956

	Principal Amount (000s)
Bayerische Landesbank, FRN, 2.659% due 9/23/08	$1,000	1,000
BNP Paribas, 3.00% due 4/1/08	25,000	25,000
Goldman Sachs Group L.P., Series 2, FRN (a), 2.888% due 9/12/08	16,000	16,000
Morgan Stanley, FRN 2.55% due 9/3/08	5,000	5,000
Natixis, 2.70% due 4/1/08	2,416	2,416
Nordea Bank AB, 2.813% due 4/1/08	5,000	5,000
Northern Rock PLC, FRN (a)(h), 2.78% due 8/1/08	2,000	2,000
Royal Bank of Scotland Group PLC, 2.90% due 4/1/08	20,000	20,000

		144,372

Repurchase Agreement—4.1%
State Street Bank & Trust Co., dated 3/31/08, 1.90%, due 4/1/08, proceeds $51,629; collateralized by Fannie Mae, 4.25% due 5/15/09, valued at $8,611 including accrued interest and Freddie Mac, 5.125% due 12/29/08, valued at $44,051 including accrued interest (cost—$51,626)	51,626	51,626

Total Short-Term Investments (cost—$195,998)		195,998

OPTIONS PURCHASED (d)—1.9%

	Contracts
Call Options—1.9%
Cognizant Technology Solutions Corp. (CBOE), strike price $35, expires 1/16/10	4,653	2,769
Google, Inc. (CBOE), strike price $500, expires 1/17/09	699	2,803
Intel Corp. (CBOE), strike price $22.50, expires 1/17/09	9,811	2,188
International Business Machines Corp. (CBOE), strike price $125, expires 10/18/08	2,818	1,541
Microsoft Corp. (CBOE), strike price $30, expires 10/18/08	2,878	561
Qualcomm, Inc. (CBOE), strike price $45, expires 1/16/10	1,978	1,399
Research In Motion Ltd. (CBOE), strike price $120, expires 1/16/10	3,057	10,272

Schedule of Investments

RCM Technology Fund

March 31, 2008 (unaudited)

	Contracts	Value* (000s)
Salesforce.com, Inc. (CBOE), strike price $70, expires 1/16/10	1,859	$2,138

Total Options Purchased (cost—$23,795)		23,671

Total Investments before options written and securities sold short (cost—$1,341,714)—109.4%		1,366,200

OPTIONS WRITTEN (d)—(3.2)%
Call Options—(0.3)%
Baidu.com, Inc. (CBOE), strike price $290, expires 9/20/08	914	(2,605)
Juniper Networks, Inc. (CBOE), strike price $28, expires 10/18/08	4,014	(953)
Nokia Corp. (CBOE), strike price $40, expires 4/19/08	5,160	(36)

		(3,594)

Put Options—(2.9)%
AT&T, Inc. (CBOE), strike price $27.50, expires 10/18/08	7,081	(460)
Baidu.com, Inc. (CBOE), strike price $190, expires 9/20/08	1,001	(2,102)
Broadcom Corp. (CBOE), strike price $17.50, expires 8/16/08	4,911	(835)
Citrix Systems, Inc. (CBOE), strike price $30, expires 9/20/08	3,467	(1,179)
Cognizant Technology Solutions Corp. (CBOE), strike price $25, expires 1/16/10	4,653	(2,326)
Cree, Inc. (CBOE), strike price $17.50, expires 6/21/08	8,916	(468)
Dell, Inc. (CBOE), strike price $19, expires 8/16/08	4,542	(640)
Expedia, Inc. (CBOE), strike price $20, expires 10/18/08	3,454	(553)
F5 Networks, Inc. (CBOE), strike price $17.50, expires 10/18/08	2,639	(759)
Flextronics International Ltd. (CBOE), strike price $10, expires 10/18/08	7,912	(1,195)
Google, Inc. (CBOE), strike price $400, expires 1/17/09	699	(2,737)
Intel Corp. (CBOE), strike price $17.50, expires 1/17/09	9,811	(1,393)
International Business Machines Corp. (CBOE), strike price $110, expires 10/18/08	2,818	(2,142)
Micron Technology, Inc. (CBOE), strike price $6, expires 7/19/08	16,658	(1,416)
Microsoft Corp. (CBOE), strike price $25, expires 10/18/08	10,140	(1,410)
strike price $26, expires 10/18/08	2,878	(489)
strike price $27.50, expires 1/17/09	4,389	(1,189)
Network Appliance, Inc. (CBOE), strike price $22.50, expires 1/17/09	3,505	(1,612)
strike price $25, expires 1/17/09	3,505	(2,191)
Qualcomm, Inc. (CBOE), strike price $35, expires 1/16/10	1,978	(1,058)
Research In Motion Ltd. (CBOE), strike price $90, expires 1/16/10	3,057	(6,443)
Salesforce.com, Inc. (CBOE), strike price $50, expires 1/16/10	1,859	(2,156)
SanDisk Corp. (CBOE), strike price $20, expires 7/19/08	286	(47)
VMware, Inc. (CBOE), strike price $40, expires 1/17/09	2,279	(2,097)

		(36,897)

Total Options Written (premiums received—$42,336)		(40,491)

SECURITIES SOLD SHORT—(10.6)%

	Shares
Building/Construction—(0.0)%
Aker Kvaerner ASA	1,000	(23)

Consumer Discretionary—(0.0)%
Sony Corp.	1,000	(40)

Electronics—(0.6)%
Flextronics International Ltd. (d)	791,280	(7,430)

Energy—(0.3)%
LDK Solar Co., Ltd. ADR (d)	106,382	(2,873)
Solar World AG	28,595	(1,365)

		(4,238)

Information Technology—(0.5)%
Seagate Technology	289,370	(6,059)

Technology—(8.6)%
Advanced Micro Devices, Inc. (d)	2,124,570	(12,514)
Broadcom Corp., Class A (d)	491,100	(9,463)
Canon, Inc.	78,060	(3,641)
Canon, Inc. ADR	128,370	(5,953)

Schedule of Investments

RCM Technology Fund

March 31, 2008 (unaudited)

	Shares	Value* (000s)
Citrix Systems, Inc. (d)	346,755	$(10,170)
Dell, Inc. (d)	454,200	(9,048)
Elpida Memory, Inc. (d)	191,700	(6,466)
Expedia, Inc. (d)	345,400	(7,561)
F5 Networks, Inc. (d)	357,290	(6,492)
Micron Technology, Inc. (d)	1,665,800	(9,945)
SanDisk Corp. (d)	28,600	(646)
STMicroelectronics NV	229,525	(2,447)
Sun Microsystems, Inc. (d)	378,658	(5,880)
Telefonaktiebolaget LM Ericsson ADR	90,790	(1,784)
Texas Instruments, Inc.	1,000	(28)
Vmware, Inc., Class A (d)	227,940	(9,760)
Western Digital Corp. (d)	207,235	(5,604)

		(107,402)

Telecommunications—(0.6)%
Alcatel ADR	1,177,300	(6,781)

Total Securities Sold Short (proceeds—$151,186)		(131,973)

Total Investments net of options written and securities sold short (cost—$1,148,192) (b)—95.6%		1,193,736

Other assets less other liabilities—4.4%		54,898

Net Assets—100.0%		$1,248,634

Notes to Schedule of Investments

(amounts in thousands):

(a)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Securities with an aggregate value of $101,455, representing 8.1% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.

(c)	All or partial amount segregated as collateral for options written.

(d)	Non-income producing.

(e)	Security purchased with the cash proceeds from securities on loan.

(f)	All or portion of securities on loan with an aggregate market value of $140,117; cash collateral of $144,268 was received with which the Fund purchased short-term investments.

(g)	Affiliated fund.

(h)	Illiquid security.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2008.

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange (“NYSE”) is open for trading. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s net asset value (“NAV”) is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair-value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities. Fair-value pricing may require subjective determinations about the value of a security or other asset, and fair-values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair-value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Item 2.	Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR270.30a-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date if this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d)) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By	/s/ E. Blake Moore, Jr.
President & Chief Executive Officer

Date: May 30, 2008

By	/s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ E. Blake Moore, Jr.
President & Chief Executive Officer

Date: May 30, 2008

By	/s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: May 30, 2008